UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03006
JOHN HANCOCK BOND TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS.
The Registrant prepared the following annual reports to shareholders for the period ended May 31, 2024:
John Hancock ESG Core Bond Fund
John Hancock Government Income Fund
John Hancock High Yield Fund
John Hancock Investment Grade Bond Fund
John Hancock Short Duration Bond Fund

John Hancock Short Duration Bond Fund
Class A/JSNAX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class A/JSNAX)	$66	0.64%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Bond Fund (Class A/JSNAX) returned 5.27% (excluding sales charges) for the year ended May 31, 2024. Short-duration bonds posted solid total returns in the annual period. The asset class was helped by a strong contribution from income at a time in which the U.S. Federal Reserve (Fed) kept interest rates at elevated levels to combat persistent inflation. Shorter-term debt outpaced intermediate- and longer-term issues, as it was less affected by market volatility associated with shifting expectations for economic growth and Fed policy.

TOP PERFORMANCE CONTRIBUTORS
High-yield and investment-grade corporates | The fund's allocation to these market segements were key to performance as robust investor appetites for both risk and yield led to a tightening of yield spreads, augmenting the benefit of income.
Asset-backed securities (ABS) | A noteworthy position in ABS, while delivering smaller gains, also aided performance thanks to continued strength in the consumer sector.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s allocation to Treasuries posted a modest loss in the aggregate.
Commercial mortgaged-backed securities | A holding in the commercial mortgage-backed securities of a California office and retail property experienced losses.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Bond Fund (Class A/JSNAX)	2.92%	1.33%
Short Duration Bond Fund (Class A/JSNAX)—excluding sales charge	5.27%	1.80%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.38)%
Bloomberg U.S. Aggregate 1-3 Year Index	3.92%	1.13%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 2.25%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,048,013,707
Total number of portfolio holdings	329
Total advisory fees paid (net)	$2,064,056
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	68.9%
U.S. Government	15.8%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
U.S. Government Agency	0.4%
Term loans	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619746
472A-A
5/24
7/24

John Hancock Short Duration Bond Fund
Class C/JSNCX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class C/JSNCX)	$142	1.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Bond Fund (Class C/JSNCX) returned 4.59% (excluding sales charges) for the year ended May 31, 2024. Short-duration bonds posted solid total returns in the annual period. The asset class was helped by a strong contribution from income at a time in which the U.S. Federal Reserve (Fed) kept interest rates at elevated levels to combat persistent inflation. Shorter-term debt outpaced intermediate- and longer-term issues, as it was less affected by market volatility associated with shifting expectations for economic growth and Fed policy.

TOP PERFORMANCE CONTRIBUTORS
High-yield and investment-grade corporates | The fund's allocation to these market segements were key to performance as robust investor appetites for both risk and yield led to a tightening of yield spreads, augmenting the benefit of income.
Asset-backed securities (ABS) | A noteworthy position in ABS, while delivering smaller gains, also aided performance thanks to continued strength in the consumer sector.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s allocation to Treasuries posted a modest loss in the aggregate.
Commercial mortgaged-backed securities | A holding in the commercial mortgage-backed securities of a California office and retail property experienced losses.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Bond Fund (Class C/JSNCX)	3.59%	1.06%
Short Duration Bond Fund (Class C/JSNCX)—excluding sales charge	4.59%	1.06%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.38)%
Bloomberg U.S. Aggregate 1-3 Year Index	3.92%	1.13%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,048,013,707
Total number of portfolio holdings	329
Total advisory fees paid (net)	$2,064,056
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	68.9%
U.S. Government	15.8%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
U.S. Government Agency	0.4%
Term loans	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619746
472A-C
5/24
7/24

John Hancock Short Duration Bond Fund
Class I/JSNIX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class I/JSNIX)	$40	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Bond Fund (Class I/JSNIX) returned 5.53% for the year ended May 31, 2024. Short-duration bonds posted solid total returns in the annual period. The asset class was helped by a strong contribution from income at a time in which the U.S. Federal Reserve (Fed) kept interest rates at elevated levels to combat persistent inflation. Shorter-term debt outpaced intermediate- and longer-term issues, as it was less affected by market volatility associated with shifting expectations for economic growth and Fed policy.

TOP PERFORMANCE CONTRIBUTORS
High-yield and investment-grade corporates | The fund's allocation to these market segements were key to performance as robust investor appetites for both risk and yield led to a tightening of yield spreads, augmenting the benefit of income.
Asset-backed securities (ABS) | A noteworthy position in ABS, while delivering smaller gains, also aided performance thanks to continued strength in the consumer sector.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s allocation to Treasuries posted a modest loss in the aggregate.
Commercial mortgaged-backed securities | A holding in the commercial mortgage-backed securities of a California office and retail property experienced losses.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Bond Fund (Class I/JSNIX)	5.53%	2.05%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.38)%
Bloomberg U.S. Aggregate 1-3 Year Index	3.92%	1.13%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,048,013,707
Total number of portfolio holdings	329
Total advisory fees paid (net)	$2,064,056
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	68.9%
U.S. Government	15.8%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
U.S. Government Agency	0.4%
Term loans	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619746
472A-I
5/24
7/24

John Hancock Short Duration Bond Fund
Class NAV
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class NAV)	$28	0.27%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Bond Fund (Class NAV) returned 5.65% for the year ended May 31, 2024. Short-duration bonds posted solid total returns in the annual period. The asset class was helped by a strong contribution from income at a time in which the U.S. Federal Reserve (Fed) kept interest rates at elevated levels to combat persistent inflation. Shorter-term debt outpaced intermediate- and longer-term issues, as it was less affected by market volatility associated with shifting expectations for economic growth and Fed policy.

TOP PERFORMANCE CONTRIBUTORS
High-yield and investment-grade corporates | The fund's allocation to these market segements were key to performance as robust investor appetites for both risk and yield led to a tightening of yield spreads, augmenting the benefit of income.
Asset-backed securities (ABS) | A noteworthy position in ABS, while delivering smaller gains, also aided performance thanks to continued strength in the consumer sector.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s allocation to Treasuries posted a modest loss in the aggregate.
Commercial mortgaged-backed securities | A holding in the commercial mortgage-backed securities of a California office and retail property experienced losses.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Bond Fund (Class NAV)	5.65%	2.17%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.38)%
Bloomberg U.S. Aggregate 1-3 Year Index	3.92%	1.13%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,048,013,707
Total number of portfolio holdings	329
Total advisory fees paid (net)	$2,064,056
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	68.9%
U.S. Government	15.8%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
U.S. Government Agency	0.4%
Term loans	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619746
472A-A
5/24
7/24

John Hancock Short Duration Bond Fund
Class R6/JSNRX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class R6/JSNRX)	$29	0.28%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Bond Fund (Class R6/JSNRX) returned 5.76% for the year ended May 31, 2024. Short-duration bonds posted solid total returns in the annual period. The asset class was helped by a strong contribution from income at a time in which the U.S. Federal Reserve (Fed) kept interest rates at elevated levels to combat persistent inflation. Shorter-term debt outpaced intermediate- and longer-term issues, as it was less affected by market volatility associated with shifting expectations for economic growth and Fed policy.

TOP PERFORMANCE CONTRIBUTORS
High-yield and investment-grade corporates | The fund's allocation to these market segements were key to performance as robust investor appetites for both risk and yield led to a tightening of yield spreads, augmenting the benefit of income.
Asset-backed securities (ABS) | A noteworthy position in ABS, while delivering smaller gains, also aided performance thanks to continued strength in the consumer sector.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s allocation to Treasuries posted a modest loss in the aggregate.
Commercial mortgaged-backed securities | A holding in the commercial mortgage-backed securities of a California office and retail property experienced losses.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Bond Fund (Class R6/JSNRX)	5.76%	2.19%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.38)%
Bloomberg U.S. Aggregate 1-3 Year Index	3.92%	1.13%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,048,013,707
Total number of portfolio holdings	329
Total advisory fees paid (net)	$2,064,056
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	68.9%
U.S. Government	15.8%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
U.S. Government Agency	0.4%
Term loans	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619746
472A-R6
5/24
7/24

John Hancock Investment Grade Bond Fund
Class A/TAUSX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class A/TAUSX)	$76	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class A/TAUSX) returned 1.55% (excluding sales charges) for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporates were the strongest performing segment of the portfolio in the annual period, with the largest contribution coming from the banking and energy sectors.
Securitized assets | Agency mortgage-backed and asset-backed securities, while delivering smaller gains, also finished firmly in positive territory and aided fund performance.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance.
Specific holdings in U.S. Treasuries and corporate bonds | Many of the fund's holdings in U.S. Treasuries lost ground, and certain positions in investment-grade and high-yield corporate bonds finished with negative returns, as well. At the individual security level, Wells Fargo & Co. was a notable detractor.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class A/TAUSX)	(2.52)%	(1.07)%	0.76%
Investment Grade Bond Fund (Class A/TAUSX)—excluding sales charge	1.55%	(0.25)%	1.17%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,389,028,057
Total number of portfolio holdings	831
Total advisory fees paid (net)	$10,191,117
Portfolio turnover rate	177%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.6%
Corporate bonds	31.1%
U.S. Government	19.2%
Asset backed securities	7.0%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.4%
Short-term investments and other	0.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 6-1-23. For more complete information, you may review the fund’s next prospectus, which we expect to be available by 10-1-24 at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619745
55A-A
5/24
7/24

John Hancock Investment Grade Bond Fund
Class C/TCUSX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class C/TCUSX)	$151	1.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class C/TCUSX) returned 0.79% (excluding sales charges) for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporates were the strongest performing segment of the portfolio in the annual period, with the largest contribution coming from the banking and energy sectors.
Securitized assets | Agency mortgage-backed and asset-backed securities, while delivering smaller gains, also finished firmly in positive territory and aided fund performance.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance.
Specific holdings in U.S. Treasuries and corporate bonds | Many of the fund's holdings in U.S. Treasuries lost ground, and certain positions in investment-grade and high-yield corporate bonds finished with negative returns, as well. At the individual security level, Wells Fargo & Co. was a notable detractor.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class C/TCUSX)	(0.19)%	(1.00)%	0.41%
Investment Grade Bond Fund (Class C/TCUSX)—excluding sales charge	0.79%	(1.00)%	0.41%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,389,028,057
Total number of portfolio holdings	831
Total advisory fees paid (net)	$10,191,117
Portfolio turnover rate	177%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.6%
Corporate bonds	31.1%
U.S. Government	19.2%
Asset backed securities	7.0%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.4%
Short-term investments and other	0.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619745
55A-C
5/24
7/24

John Hancock Investment Grade Bond Fund
Class I/TIUSX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class I/TIUSX)	$50	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class I/TIUSX) returned 1.91% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporates were the strongest performing segment of the portfolio in the annual period, with the largest contribution coming from the banking and energy sectors.
Securitized assets | Agency mortgage-backed and asset-backed securities, while delivering smaller gains, also finished firmly in positive territory and aided fund performance.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance.
Specific holdings in U.S. Treasuries and corporate bonds | Many of the fund's holdings in U.S. Treasuries lost ground, and certain positions in investment-grade and high-yield corporate bonds finished with negative returns, as well. At the individual security level, Wells Fargo & Co. was a notable detractor.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class I/TIUSX)	1.91%	0.02%	1.43%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,389,028,057
Total number of portfolio holdings	831
Total advisory fees paid (net)	$10,191,117
Portfolio turnover rate	177%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.6%
Corporate bonds	31.1%
U.S. Government	19.2%
Asset backed securities	7.0%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.4%
Short-term investments and other	0.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619745
55A-I
5/24
7/24

John Hancock Investment Grade Bond Fund
Class R2/JIGBX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R2/JIGBX)	$87	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R2/JIGBX) returned 1.55% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporates were the strongest performing segment of the portfolio in the annual period, with the largest contribution coming from the banking and energy sectors.
Securitized assets | Agency mortgage-backed and asset-backed securities, while delivering smaller gains, also finished firmly in positive territory and aided fund performance.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance.
Specific holdings in U.S. Treasuries and corporate bonds | Many of the fund's holdings in U.S. Treasuries lost ground, and certain positions in investment-grade and high-yield corporate bonds finished with negative returns, as well. At the individual security level, Wells Fargo & Co. was a notable detractor.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R2/JIGBX)	1.55%	(0.36)%	1.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R2 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,389,028,057
Total number of portfolio holdings	831
Total advisory fees paid (net)	$10,191,117
Portfolio turnover rate	177%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.6%
Corporate bonds	31.1%
U.S. Government	19.2%
Asset backed securities	7.0%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.4%
Short-term investments and other	0.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619745
55A-R2
5/24
7/24

John Hancock Investment Grade Bond Fund
Class R4/JIGMX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R4/JIGMX)	$64	0.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R4/JIGMX) returned 1.78% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporates were the strongest performing segment of the portfolio in the annual period, with the largest contribution coming from the banking and energy sectors.
Securitized assets | Agency mortgage-backed and asset-backed securities, while delivering smaller gains, also finished firmly in positive territory and aided fund performance.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance.
Specific holdings in U.S. Treasuries and corporate bonds | Many of the fund's holdings in U.S. Treasuries lost ground, and certain positions in investment-grade and high-yield corporate bonds finished with negative returns, as well. At the individual security level, Wells Fargo & Co. was a notable detractor.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R4/JIGMX)	1.78%	(0.12)%	1.30%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R4 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,389,028,057
Total number of portfolio holdings	831
Total advisory fees paid (net)	$10,191,117
Portfolio turnover rate	177%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.6%
Corporate bonds	31.1%
U.S. Government	19.2%
Asset backed securities	7.0%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.4%
Short-term investments and other	0.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619745
55A-R4
5/24
7/24

John Hancock Investment Grade Bond Fund
Class R6/JIGEX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R6/JIGEX)	$38	0.38%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R6/JIGEX) returned 2.03% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporates were the strongest performing segment of the portfolio in the annual period, with the largest contribution coming from the banking and energy sectors.
Securitized assets | Agency mortgage-backed and asset-backed securities, while delivering smaller gains, also finished firmly in positive territory and aided fund performance.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance.
Specific holdings in U.S. Treasuries and corporate bonds | Many of the fund's holdings in U.S. Treasuries lost ground, and certain positions in investment-grade and high-yield corporate bonds finished with negative returns, as well. At the individual security level, Wells Fargo & Co. was a notable detractor.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R6/JIGEX)	2.03%	0.11%	1.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,389,028,057
Total number of portfolio holdings	831
Total advisory fees paid (net)	$10,191,117
Portfolio turnover rate	177%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.6%
Corporate bonds	31.1%
U.S. Government	19.2%
Asset backed securities	7.0%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.4%
Short-term investments and other	0.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619745
55A-R6
5/24
7/24

John Hancock High Yield Fund
Class A/JHHBX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class A/JHHBX)	$96	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Fund (Class A/JHHBX) returned 9.12% (excluding sales charges) for the year ended May 31, 2024. High-yield bonds produced a positive return in the annual period. The category was helped by the combination of steady economic growth, supportive credit conditions, and healthy investor risk appetites. These factors led to a compression of yield spreads, augmenting the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
All segments of the fund registered gains | At a time of positive market performance, all sectors and ratings categories posted positive returns.
High yield corporate bonds | Some of the fund's most significant contributors were high yield corporate bonds in the wireless, retail, banking and energy industries.

TOP PERFORMANCE DETRACTORS
The majority of the fund’s holdings registered positive absolute returns | A narrow group of individual securities finished with losses. Among these were securities issued by certain companies in the wireless industry, including Sprint and Altice France SA.
Bonds issued by iHeartCommunications, Inc. | This position also lost ground in the period, as did the bonds of Ardagh Packaging Finance PLC.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class A/JHHBX)	4.82%	2.26%	2.60%
High Yield Fund (Class A/JHHBX)—excluding sales charge	9.12%	3.10%	3.01%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
ICE BofA U.S. High Yield Index	11.17%	4.03%	4.20%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,203,031,141
Total number of portfolio holdings	351
Total advisory fees paid (net)	$5,575,161
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	86.3%
Term loans	5.4%
Asset backed securities	2.5%
U.S. Government Agency	2.0%
Preferred securities	0.5%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 6-1-23. For more complete information, you may review the fund’s next prospectus, which we expect to be available by 10-1-24 at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619739
57A-A
5/24
7/24

John Hancock High Yield Fund
Class C/JHYCX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class C/JHYCX)	$174	1.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Fund (Class C/JHYCX) returned 8.31% (excluding sales charges) for the year ended May 31, 2024. High-yield bonds produced a positive return in the annual period. The category was helped by the combination of steady economic growth, supportive credit conditions, and healthy investor risk appetites. These factors led to a compression of yield spreads, augmenting the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
All segments of the fund registered gains | At a time of positive market performance, all sectors and ratings categories posted positive returns.
High yield corporate bonds | Some of the fund's most significant contributors were high yield corporate bonds in the wireless, retail, banking and energy industries.

TOP PERFORMANCE DETRACTORS
The majority of the fund’s holdings registered positive absolute returns | A narrow group of individual securities finished with losses. Among these were securities issued by certain companies in the wireless industry, including Sprint and Altice France SA.
Bonds issued by iHeartCommunications, Inc. | This position also lost ground in the period, as did the bonds of Ardagh Packaging Finance PLC.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class C/JHYCX)	7.31%	2.33%	2.24%
High Yield Fund (Class C/JHYCX)—excluding sales charge	8.31%	2.33%	2.24%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
ICE BofA U.S. High Yield Index	11.17%	4.03%	4.20%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,203,031,141
Total number of portfolio holdings	351
Total advisory fees paid (net)	$5,575,161
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	86.3%
Term loans	5.4%
Asset backed securities	2.5%
U.S. Government Agency	2.0%
Preferred securities	0.5%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619739
57A-C
5/24
7/24

John Hancock High Yield Fund
Class I/JYHIX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class I/JYHIX)	$70	0.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Fund (Class I/JYHIX) returned 9.39% for the year ended May 31, 2024. High-yield bonds produced a positive return in the annual period. The category was helped by the combination of steady economic growth, supportive credit conditions, and healthy investor risk appetites. These factors led to a compression of yield spreads, augmenting the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
All segments of the fund registered gains | At a time of positive market performance, all sectors and ratings categories posted positive returns.
High yield corporate bonds | Some of the fund's most significant contributors were high yield corporate bonds in the wireless, retail, banking and energy industries.

TOP PERFORMANCE DETRACTORS
The majority of the fund’s holdings registered positive absolute returns | A narrow group of individual securities finished with losses. Among these were securities issued by certain companies in the wireless industry, including Sprint and Altice France SA.
Bonds issued by iHeartCommunications, Inc. | This position also lost ground in the period, as did the bonds of Ardagh Packaging Finance PLC.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class I/JYHIX)	9.39%	3.42%	3.29%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
ICE BofA U.S. High Yield Index	11.17%	4.03%	4.20%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,203,031,141
Total number of portfolio holdings	351
Total advisory fees paid (net)	$5,575,161
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	86.3%
Term loans	5.4%
Asset backed securities	2.5%
U.S. Government Agency	2.0%
Preferred securities	0.5%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619739
57A-I
5/24
7/24

John Hancock High Yield Fund
Class NAV
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class NAV)	$58	0.55%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class NAV) returned 9.16% for the year ended May 31, 2024. High-yield bonds produced a positive return in the annual period. The category was helped by the combination of steady economic growth, supportive credit conditions, and healthy investor risk appetites. These factors led to a compression of yield spreads, augmenting the contribution from income.

TOP PERFORMANCE CONTRIBUTORS
All segments of the fund registered gains | At a time of positive market performance, all sectors and ratings categories posted positive returns.
High yield corporate bonds | Some of the fund's most significant contributors were high yield corporate bonds in the wireless, retail, banking and energy industries.

TOP PERFORMANCE DETRACTORS
The majority of the fund’s holdings registered positive absolute returns | A narrow group of individual securities finished with losses. Among these were securities issued by certain companies in the wireless industry, including Sprint and Altice France SA.
Bonds issued by iHeartCommunications, Inc. | This position also lost ground in the period, as did the bonds of Ardagh Packaging Finance PLC.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class NAV)	9.16%	3.47%	3.39%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
ICE BofA U.S. High Yield Index	11.17%	4.03%	4.20%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,203,031,141
Total number of portfolio holdings	351
Total advisory fees paid (net)	$5,575,161
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	86.3%
Term loans	5.4%
Asset backed securities	2.5%
U.S. Government Agency	2.0%
Preferred securities	0.5%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619739
57A-A
5/24
7/24

John Hancock High Yield Fund
Class R6/JFHYX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class R6/JFHYX)	$59	0.56%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Fund (Class R6/JFHYX) returned 9.16% for the year ended May 31, 2024. High-yield bonds produced a positive return in the annual period. The category was helped by the combination of steady economic growth, supportive credit conditions, and healthy investor risk appetites. These factors led to a compression of yield spreads, augmenting the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
All segments of the fund registered gains | At a time of positive market performance, all sectors and ratings categories posted positive returns.
High yield corporate bonds | Some of the fund's most significant contributors were high yield corporate bonds in the wireless, retail, banking and energy industries.

TOP PERFORMANCE DETRACTORS
The majority of the fund’s holdings registered positive absolute returns | A narrow group of individual securities finished with losses. Among these were securities issued by certain companies in the wireless industry, including Sprint and Altice France SA.
Bonds issued by iHeartCommunications, Inc. | This position also lost ground in the period, as did the bonds of Ardagh Packaging Finance PLC.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class R6/JFHYX)	9.16%	3.46%	3.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
ICE BofA U.S. High Yield Index	11.17%	4.03%	4.20%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered on 10-31-16. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,203,031,141
Total number of portfolio holdings	351
Total advisory fees paid (net)	$5,575,161
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	86.3%
Term loans	5.4%
Asset backed securities	2.5%
U.S. Government Agency	2.0%
Preferred securities	0.5%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619739
57A-R6
5/24
7/24

John Hancock Government Income Fund
Class A/JHGIX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Government Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Income Fund (Class A/JHGIX)	$96	0.97%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Government Income Fund (Class A/JHGIX) declined 1.20% (excluding sales charges) for the year ended May 31, 2024. Government bonds experienced weak returns, with falling prices offsetting the contribution from income. The market initially declined in the span from June to October 2023, when persistent inflation fueled worries that the U.S. Federal Reserve (Fed) would keep interest rates “higher for longer.” The picture changed in November-December 2023, when cooling inflation and comments from Fed officials raised hopes that the central bank could enact rate cuts in the year ahead. The market gave back much of this gain in the first five months of 2024, however, as elevated inflation weighed on earlier hopes that the Fed would be able to cut rates aggressively.
TOP PERFORMANCE CONTRIBUTORS
Holdings outside of U.S. Treasury issues | The fund’s allocation to agency mortgage-backed securities produced a positive return.
Positions in government-backed securitized assets | The fund’s overall allocation to interest-only securities in this area, while modest, also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s positions Treasuries suffered a negative return in the aggregate.
Freddie Mac issues | Certain holdings in interest-only securities issued by Federal Home Loan Mortgage Corporation lost ground.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Government Income Fund (Class A/JHGIX)	(5.20)%	(2.51)%	(0.48)%
Government Income Fund (Class A/JHGIX)—excluding sales charge	(1.20)%	(1.71)%	(0.08)%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Bloomberg U.S. Government Bond Index	(0.14)%	(0.62)%	0.81%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$171,382,791
Total number of portfolio holdings	115
Total advisory fees paid (net)	$835,853
Portfolio turnover rate	431%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	67.4%
U.S. Government Agency	28.7%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Collateralized mortgage obligations – Commercial and residential	1.0%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 6-1-23. For more complete information, you may review the fund’s next prospectus, which we expect to be available by 10-1-24 at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619733
56A-A
5/24
7/24

John Hancock Government Income Fund
Class C/TCGIX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Government Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Income Fund (Class C/TCGIX)	$170	1.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Government Income Fund (Class C/TCGIX) declined 1.82% (excluding sales charges) for the year ended May 31, 2024. Government bonds experienced weak returns, with falling prices offsetting the contribution from income. The market initially declined in the span from June to October 2023, when persistent inflation fueled worries that the U.S. Federal Reserve (Fed) would keep interest rates “higher for longer.” The picture changed in November-December 2023, when cooling inflation and comments from Fed officials raised hopes that the central bank could enact rate cuts in the year ahead. The market gave back much of this gain in the first five months of 2024, however, as elevated inflation weighed on earlier hopes that the Fed would be able to cut rates aggressively.
TOP PERFORMANCE CONTRIBUTORS
Holdings outside of U.S. Treasury issues | The fund’s allocation to agency mortgage-backed securities produced a positive return.
Positions in government-backed securitized assets | The fund’s overall allocation to interest-only securities in this area, while modest, also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s positions Treasuries suffered a negative return in the aggregate.
Freddie Mac issues | Certain holdings in interest-only securities issued by Federal Home Loan Mortgage Corporation lost ground.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Government Income Fund (Class C/TCGIX)	(2.77)%	(2.44)%	(0.84)%
Government Income Fund (Class C/TCGIX)—excluding sales charge	(1.82)%	(2.44)%	(0.84)%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Bloomberg U.S. Government Bond Index	(0.14)%	(0.62)%	0.81%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$171,382,791
Total number of portfolio holdings	115
Total advisory fees paid (net)	$835,853
Portfolio turnover rate	431%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	67.4%
U.S. Government Agency	28.7%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Collateralized mortgage obligations – Commercial and residential	1.0%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619733
56A-C
5/24
7/24

John Hancock Government Income Fund
Class I/JGIFX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Government Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Income Fund (Class I/JGIFX)	$72	0.72%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Government Income Fund (Class I/JGIFX) declined 0.95% for the year ended May 31, 2024. Government bonds experienced weak returns, with falling prices offsetting the contribution from income. The market initially declined in the span from June to October 2023, when persistent inflation fueled worries that the U.S. Federal Reserve (Fed) would keep interest rates “higher for longer.” The picture changed in November-December 2023, when cooling inflation and comments from Fed officials raised hopes that the central bank could enact rate cuts in the year ahead. The market gave back much of this gain in the first five months of 2024, however, as elevated inflation weighed on earlier hopes that the Fed would be able to cut rates aggressively.

TOP PERFORMANCE CONTRIBUTORS
Holdings outside of U.S. Treasury issues | The fund’s allocation to agency mortgage-backed securities produced a positive return.
Positions in government-backed securitized assets | The fund’s overall allocation to interest-only securities in this area, while modest, also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s positions Treasuries suffered a negative return in the aggregate.
Freddie Mac issues | Certain holdings in interest-only securities issued by Federal Home Loan Mortgage Corporation lost ground.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Government Income Fund (Class I/JGIFX)	(0.95)%	(1.45)%	0.11%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Bloomberg U.S. Government Bond Index	(0.14)%	(0.62)%	0.81%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered on 9-09-16. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$171,382,791
Total number of portfolio holdings	115
Total advisory fees paid (net)	$835,853
Portfolio turnover rate	431%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	67.4%
U.S. Government Agency	28.7%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Collateralized mortgage obligations – Commercial and residential	1.0%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619733
56A-I
5/24
7/24

John Hancock Government Income Fund
Class R6/JTSRX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Government Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Income Fund (Class R6/JTSRX)	$60	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Government Income Fund (Class R6/JTSRX) declined 0.84% for the year ended May 31, 2024. Government bonds experienced weak returns, with falling prices offsetting the contribution from income. The market initially declined in the span from June to October 2023, when persistent inflation fueled worries that the U.S. Federal Reserve (Fed) would keep interest rates “higher for longer.” The picture changed in November-December 2023, when cooling inflation and comments from Fed officials raised hopes that the central bank could enact rate cuts in the year ahead. The market gave back much of this gain in the first five months of 2024, however, as elevated inflation weighed on earlier hopes that the Fed would be able to cut rates aggressively.
TOP PERFORMANCE CONTRIBUTORS
Holdings outside of U.S. Treasury issues | The fund’s allocation to agency mortgage-backed securities produced a positive return.
Positions in government-backed securitized assets | The fund’s overall allocation to interest-only securities in this area, while modest, also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s positions Treasuries suffered a negative return in the aggregate.
Freddie Mac issues | Certain holdings in interest-only securities issued by Federal Home Loan Mortgage Corporation lost ground.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Government Income Fund (Class R6/JTSRX)	(0.84)%	(1.34)%	0.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Bloomberg U.S. Government Bond Index	(0.14)%	(0.62)%	0.81%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered on 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$171,382,791
Total number of portfolio holdings	115
Total advisory fees paid (net)	$835,853
Portfolio turnover rate	431%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	67.4%
U.S. Government Agency	28.7%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Collateralized mortgage obligations – Commercial and residential	1.0%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619733
56A-R6
5/24
7/24

John Hancock ESG Core Bond Fund
Class A/JBOAX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock ESG Core Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Core Bond Fund (Class A/JBOAX)	$83	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
ESG Core Bond Fund (Class A/JBOAX) returned 2.69% (excluding sales charges) for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds outpaced U.S. Treasuries on the strength of better-than expected economic growth, steady corporate earnings, and robust investor risk appetites.
TOP PERFORMANCE CONTRIBUTORS
Holdings in corporate bonds | A sizable allocation to corporates helped the fund’s results, led by positions in the financial sector.
An allocation to taxable municipal bonds | While nearly all segments of the portfolio produced gains, taxable municipals were notable contributors.
Positions in asset-backed securities (ABS) | The fund’s allocation to ABS outpaced the broader market thanks to continued strength in the consumer sector.

TOP PERFORMANCE DETRACTORS
Bonds issued by Fannie Mae and the Small Business Administration | Although the vast majority of the fund’s individual positions registered positive returns, a number of holdings in these areas finished with modest losses.
Government Related Agency Bonds | A small holding in Equinor ASA, an energy company, experienced a loss.

The views expressed in this report are exclusively those of the portfolio management team at Breckinridge Capital Advisors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Core Bond Fund (Class A/JBOAX)	(1.42)%	(0.54)%	0.42%
ESG Core Bond Fund (Class A/JBOAX)—excluding sales charge	2.69%	0.27%	0.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.05%
Bloomberg U.S. Intermediate Government/Credit Index	2.67%	0.76%	1.45%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$40,774,391
Total number of portfolio holdings	130
Total advisory fees paid (net)	$22,121
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	38.6%
U.S. Government	34.7%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	3.8%
Collateralized mortgage obligations – U.S. Government Agency	3.6%
Municipal bonds	3.3%
U.S. Government Agency	2.7%
Short-term investments and other	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 6-1-23. For more complete information, you may review the fund’s next prospectus, which we expect to be available by 10-1-24 at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619675
468A-A
5/24
7/24

John Hancock ESG Core Bond Fund
Class I/JBOIX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock ESG Core Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Core Bond Fund (Class I/JBOIX)	$58	0.57%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
ESG Core Bond Fund (Class I/JBOIX) returned 2.95% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds outpaced U.S. Treasuries on the strength of better-than expected economic growth, steady corporate earnings, and robust investor risk appetites.
TOP PERFORMANCE CONTRIBUTORS
Holdings in corporate bonds | A sizable allocation to corporates helped the fund’s results, led by positions in the financial sector.
An allocation to taxable municipal bonds | While nearly all segments of the portfolio produced gains, taxable municipals were notable contributors.
Positions in asset-backed securities (ABS) | The fund’s allocation to ABS outpaced the broader market thanks to continued strength in the consumer sector.

TOP PERFORMANCE DETRACTORS
Bonds issued by Fannie Mae and the Small Business Administration | Although the vast majority of the fund’s individual positions registered positive returns, a number of holdings in these areas finished with modest losses.
Government Related Agency Bonds | A small holding in Equinor ASA, an energy company, experienced a loss.

The views expressed in this report are exclusively those of the portfolio management team at Breckinridge Capital Advisors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Core Bond Fund (Class I/JBOIX)	2.95%	0.52%	1.23%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.05%
Bloomberg U.S. Intermediate Government/Credit Index	2.67%	0.76%	1.45%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$40,774,391
Total number of portfolio holdings	130
Total advisory fees paid (net)	$22,121
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	38.6%
U.S. Government	34.7%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	3.8%
Collateralized mortgage obligations – U.S. Government Agency	3.6%
Municipal bonds	3.3%
U.S. Government Agency	2.7%
Short-term investments and other	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619675
468A-I
5/24
7/24

John Hancock ESG Core Bond Fund
Class R6/JBORX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock ESG Core Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Core Bond Fund (Class R6/JBORX)	$47	0.46%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
ESG Core Bond Fund (Class R6/JBORX) returned 2.94% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds outpaced U.S. Treasuries on the strength of better-than expected economic growth, steady corporate earnings, and robust investor risk appetites.
TOP PERFORMANCE CONTRIBUTORS
Holdings in corporate bonds | A sizable allocation to corporates helped the fund’s results, led by positions in the financial sector.
An allocation to taxable municipal bonds | While nearly all segments of the portfolio produced gains, taxable municipals were notable contributors.
Positions in asset-backed securities (ABS) | The fund’s allocation to ABS outpaced the broader market thanks to continued strength in the consumer sector.

TOP PERFORMANCE DETRACTORS
Bonds issued by Fannie Mae and the Small Business Administration | Although the vast majority of the fund’s individual positions registered positive returns, a number of holdings in these areas finished with modest losses.
Government Related Agency Bonds | A small holding in Equinor ASA, an energy company, experienced a loss.

The views expressed in this report are exclusively those of the portfolio management team at Breckinridge Capital Advisors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Core Bond Fund (Class R6/JBORX)	2.94%	0.63%	1.34%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.05%
Bloomberg U.S. Intermediate Government/Credit Index	2.67%	0.76%	1.45%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$40,774,391
Total number of portfolio holdings	130
Total advisory fees paid (net)	$22,121
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	38.6%
U.S. Government	34.7%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	3.8%
Collateralized mortgage obligations – U.S. Government Agency	3.6%
Municipal bonds	3.3%
U.S. Government Agency	2.7%
Short-term investments and other	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619675
468A-R6
5/24
7/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $324,537 and $312,525 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $398 and $5,670 for fiscal years ended May 31, 2024 and May 31, 2023, respectively.

Amounts billed to control affiliates were $127,986 and $121,890 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $21,270 and $21,863 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $1,847 and $285 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended May 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $992,495 for the fiscal year ended May 31, 2024 and $1,254,856 for the fiscal year ended May 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended May 31, 2024 for the following funds:

John Hancock ESG Core Bond Fund
John Hancock Government Income Fund
John Hancock High Yield Fund
John Hancock Investment Grade Bond Fund
John Hancock Short Duration Bond Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Government Income Fund
Fixed income
May 31, 2024

John Hancock
Government Income Fund

2	Fund’s investments
7	Financial statements
10	Financial highlights
14	Notes to financial statements
23	Report of independent registered public accounting firm
24	Tax information
1	JOHN HANCOCK GOVERNMENT INCOME FUND |

Fund’s investments
AS OF 5-31-24
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 96.1%				$164,684,999
(Cost $171,243,370)
U.S. Government 67.4%				115,530,019
U.S. Treasury
Bond	3.000	08-15-52	7,655,000	5,670,082
Bond	3.375	11-15-48	1,900,000	1,523,859
Bond	4.250	02-15-54	550,000	515,883
Bond	4.625	05-15-44	734,000	725,972
Bond	4.625	05-15-54	250,000	249,688
Bond	4.750	11-15-43	14,600,000	14,636,500
Bond	4.750	11-15-53	7,729,000	7,873,919
Note	4.000	02-15-34	1,804,000	1,734,377
Note	4.125	03-31-29	27,125,000	26,665,147
Note	4.125	03-31-31	17,170,000	16,794,406
Note	4.500	04-15-27	32,500,000	32,342,577
Note	4.875	04-30-26	6,800,000	6,797,609
U.S. Government Agency 28.7%				49,154,980
Federal Home Loan Bank Note	5.750	02-15-29	2,000,000	1,997,631
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	12-01-37	136,011	132,612
15 Yr Pass Thru	4.500	01-01-38	907,280	884,604
30 Yr Pass Thru	3.000	04-01-43	494,287	436,459
30 Yr Pass Thru	3.500	12-01-44	1,367,184	1,232,669
30 Yr Pass Thru	3.500	02-01-47	393,752	354,150
30 Yr Pass Thru	3.500	06-01-49	394,790	350,536
30 Yr Pass Thru	3.500	03-01-52	238,045	210,766
30 Yr Pass Thru	4.000	12-01-40	245,728	231,608
30 Yr Pass Thru	4.000	01-01-41	327,594	308,651
30 Yr Pass Thru	4.000	01-01-41	260,027	244,868
30 Yr Pass Thru	4.000	11-01-43	537,777	503,683
30 Yr Pass Thru	4.000	12-01-46	386,113	358,126
30 Yr Pass Thru	4.000	06-01-47	369,266	343,309
30 Yr Pass Thru	5.000	10-01-52	640,287	620,396
30 Yr Pass Thru	5.500	09-01-52	1,055,640	1,047,596
30 Yr Pass Thru	5.500	06-01-53	660,333	655,466
30 Yr Pass Thru	6.000	10-01-53	479,226	482,090
30 Yr Pass Thru	6.000	11-01-53	486,184	489,393
30 Yr Pass Thru	6.000	12-01-53	486,583	491,058
30 Yr Pass Thru	6.500	10-01-53	513,287	525,219
Note	5.700	01-26-29	2,000,000	1,997,326
Note	5.750	04-23-29	2,000,000	1,999,618
Note	6.000	04-23-29	1,500,000	1,496,129
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GOVERNMENT INCOME FUND	2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	271,832	$262,257
15 Yr Pass Thru	4.500	11-01-37	699,502	682,020
15 Yr Pass Thru	4.500	12-01-37	224,068	218,468
30 Yr Pass Thru	2.000	10-01-50	1,014,100	802,710
30 Yr Pass Thru	2.500	07-01-50	474,848	392,044
30 Yr Pass Thru	2.500	08-01-50	2,131,315	1,758,324
30 Yr Pass Thru	2.500	09-01-50	864,003	711,988
30 Yr Pass Thru	2.500	09-01-50	2,293,649	1,890,098
30 Yr Pass Thru	2.500	10-01-50	807,428	669,152
30 Yr Pass Thru	3.000	10-01-49	1,075,797	921,527
30 Yr Pass Thru	3.000	11-01-49	890,488	762,792
30 Yr Pass Thru	3.500	07-01-43	875,186	793,925
30 Yr Pass Thru	3.500	03-01-44	366,751	333,712
30 Yr Pass Thru	3.500	01-01-45	1,732,679	1,563,362
30 Yr Pass Thru	3.500	04-01-45	1,415,466	1,273,607
30 Yr Pass Thru	3.500	05-01-48	591,319	521,524
30 Yr Pass Thru	3.500	06-01-49	499,871	445,868
30 Yr Pass Thru	3.500	03-01-52	2,121,902	1,884,710
30 Yr Pass Thru	4.000	09-01-40	682,786	642,692
30 Yr Pass Thru	4.000	12-01-40	465,829	438,451
30 Yr Pass Thru	4.000	09-01-41	514,822	483,737
30 Yr Pass Thru	4.000	10-01-41	550,898	517,645
30 Yr Pass Thru	4.000	01-01-42	286,268	268,957
30 Yr Pass Thru	4.000	07-01-42	764,913	717,270
30 Yr Pass Thru	4.000	11-01-42	1,168,263	1,097,339
30 Yr Pass Thru	4.000	11-01-43	1,253,664	1,171,750
30 Yr Pass Thru	4.000	12-01-43	518,160	484,413
30 Yr Pass Thru	4.000	06-01-49	1,931,190	1,781,580
30 Yr Pass Thru	4.500	08-01-40	469,955	454,837
30 Yr Pass Thru	4.500	06-01-41	964,204	932,447
30 Yr Pass Thru	4.500	07-01-41	880,738	851,947
30 Yr Pass Thru	4.500	11-01-41	164,943	159,468
30 Yr Pass Thru	4.500	02-01-42	504,582	487,467
30 Yr Pass Thru	4.500	04-01-48	461,644	441,299
30 Yr Pass Thru	5.000	10-01-52	589,075	570,876
30 Yr Pass Thru	5.000	10-01-52	622,410	604,436
30 Yr Pass Thru	5.500	10-01-52	240,160	237,955
30 Yr Pass Thru	5.500	12-01-52	1,355,695	1,343,246
30 Yr Pass Thru	5.500	05-01-53	647,086	641,751
30 Yr Pass Thru	6.500	08-01-53	496,227	511,174
30 Yr Pass Thru	6.500	08-01-53	508,126	522,161

30 Yr Pass Thru	6.500	10-01-53	496,987	510,031
3	JOHN HANCOCK GOVERNMENT INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 3.0%				$5,222,340
(Cost $9,467,357)
Commercial and residential 1.0%				1,824,246
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (A)(B)	3.000	09-25-64	369,337	355,674
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA (B)	3.500	08-25-57	794,505	745,458
Series 2019-1, Class MA	3.500	07-25-58	619,409	576,406
Towd Point Mortgage Trust
Series 2017-3, Class A1 (A)(B)	2.750	07-25-57	82,467	81,156
Series 2017-5, Class A1 (1 month CME Term SOFR + 0.714%) (A)(C)	6.039	02-25-57	64,250	65,552
U.S. Government Agency 2.0%				3,398,094
Federal Home Loan Mortgage Corp.
Series 4083, Class PB	3.500	09-15-41	407,122	396,856
Series 4459, Class CA	5.000	12-15-34	20,457	20,246
Series K048, Class X1 IO	0.200	06-25-25	4,623,258	6,387
Series K050, Class X1 IO	0.287	08-25-25	66,849,773	193,216
Series K053, Class X1 IO	0.867	12-25-25	26,155,079	274,032
Series K054, Class X1 IO	1.144	01-25-26	20,100,255	291,068
Federal National Mortgage Association
Series 2014-44, Class DA	3.000	07-25-36	493,160	461,370
Series 2014-49, Class CA	3.000	08-25-44	296,003	278,105
Government National Mortgage Association
Series 2012-114, Class IO	0.624	01-16-53	574,744	8,879
Series 2015-7, Class IO	0.454	01-16-57	4,417,824	100,860
Series 2017-109, Class IO	0.230	04-16-57	792,628	11,691
Series 2017-124, Class IO	0.627	01-16-59	653,581	22,453
Series 2017-140, Class IO	0.486	02-16-59	584,222	17,091
Series 2017-20, Class IO	0.524	12-16-58	1,343,227	32,132
Series 2017-41, Class IO	0.583	07-16-58	642,580	16,416
Series 2017-46, Class IO	0.648	11-16-57	986,467	36,657
Series 2017-54, Class IO	0.696	12-16-58	3,191,254	110,660
Series 2017-61, Class IO	0.701	05-16-59	440,664	16,017
Series 2017-74, Class IO	0.432	09-16-58	1,182,693	22,668
Series 2017-89, Class IO	0.491	07-16-59	1,002,784	28,474
Series 2018-114, Class IO	0.590	04-16-60	571,283	22,400
Series 2018-68, Class A	2.850	04-16-50	157,415	149,434
Series 2018-9, Class IO	0.443	01-16-60	1,151,283	35,123
Series 2020-118, Class IO	0.882	06-16-62	2,357,692	145,539
Series 2020-119, Class IO	0.606	08-16-62	1,204,083	56,126
Series 2020-120, Class IO	0.769	05-16-62	3,149,353	183,297
Series 2020-137, Class IO	0.796	09-16-62	2,229,931	127,421
Series 2020-170, Class IO	0.834	11-16-62	2,739,348	173,523
Series 2021-40, Class IO	0.821	02-16-63	736,971	44,892
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GOVERNMENT INCOME FUND	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-53, Class IO	0.710	06-16-64	2,365,727	$115,061

	Yield (%)	Shares	Value
Short-term investments 0.3%			$440,313
(Cost $440,282)
Short-term funds 0.3%			440,313
John Hancock Collateral Trust (D)	5.2280(E)	44,046	440,313

Total investments (Cost $181,151,009) 99.4%	$170,347,652
Other assets and liabilities, net 0.6%	1,035,139
Total net assets 100.0%	$171,382,791

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 5-31-24.
5	JOHN HANCOCK GOVERNMENT INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	31	Long	Sep 2024	$6,311,944	$6,314,797	$2,853
						$2,853
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 5-31-24, the aggregate cost of investments for federal income tax purposes was $181,605,419. Net unrealized depreciation aggregated to $11,254,914, of which $798,072 related to gross unrealized appreciation and $12,052,986 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GOVERNMENT INCOME FUND	6

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-24

Assets
Unaffiliated investments, at value (Cost $180,710,727)	$169,907,339
Affiliated investments, at value (Cost $440,282)	440,313
Total investments, at value (Cost $181,151,009)	170,347,652
Receivable for futures variation margin	3,900
Collateral held at broker for futures contracts	208,500
Interest receivable	1,004,239
Receivable for fund shares sold	72,523
Receivable from affiliates	223
Other assets	50,213
Total assets	171,687,250
Liabilities
Distributions payable	24,242
Payable for fund shares repurchased	175,440
Payable to affiliates
Accounting and legal services fees	8,304
Transfer agent fees	14,776
Distribution and service fees	943
Trustees’ fees	73
Other liabilities and accrued expenses	80,681
Total liabilities	304,459
Net assets	$171,382,791
Net assets consist of
Paid-in capital	$231,235,716
Total distributable earnings (loss)	(59,852,925)
Net assets	$171,382,791

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($146,435,920 ÷ 19,057,528 shares)[1]	$7.68
Class C ($1,006,238 ÷ 131,085 shares)[1]	$7.68
Class I ($2,621,142 ÷ 340,745 shares)	$7.69
Class R6 ($21,319,491 ÷ 2,772,808 shares)	$7.69
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.00

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK Government Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-24

Investment income
Interest	$8,013,749
Dividends from affiliated investments	66,509
Total investment income	8,080,258
Expenses
Investment management fees	999,028
Distribution and service fees	395,963
Accounting and legal services fees	39,138
Transfer agent fees	194,850
Trustees’ fees	4,960
Custodian fees	39,232
State registration fees	86,369
Printing and postage	27,266
Professional fees	77,160
Other	19,635
Total expenses	1,883,601
Less expense reductions	(163,175)
Net expenses	1,720,426
Net investment income	6,359,832
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(6,123,787)
Affiliated investments	787
Futures contracts	(177,949)
(6,300,949)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(2,480,746)
Affiliated investments	106
Futures contracts	37,243
(2,443,397)
Net realized and unrealized loss	(8,744,346)
Decrease in net assets from operations	$(2,384,514)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Government Income Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-24	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$6,359,832	$6,845,926
Net realized loss	(6,300,949)	(13,575,343)
Change in net unrealized appreciation (depreciation)	(2,443,397)	(1,091,653)
Decrease in net assets resulting from operations	(2,384,514)	(7,821,070)
Distributions to shareholders
From earnings
Class A	(5,327,093)	(5,336,514)
Class C	(40,567)	(39,128)
Class I	(382,541)	(1,361,840)
Class R6	(920,877)	(895,762)
Total distributions	(6,671,078)	(7,633,244)
From fund share transactions	(63,765,370)	31,397,696
Total increase (decrease)	(72,820,962)	15,943,382
Net assets
Beginning of year	244,203,753	228,260,371
End of year	$171,382,791	$244,203,753
9	JOHN HANCOCK Government Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.05	$8.63	$9.54	$10.07	$9.34
Net investment income[1]	0.26	0.23	0.10	0.08	0.13
Net realized and unrealized gain (loss) on investments	(0.36)	(0.55)	(0.87)	(0.49)	0.75
Total from investment operations	(0.10)	(0.32)	(0.77)	(0.41)	0.88
Less distributions
From net investment income	(0.27)	(0.26)	(0.14)	(0.12)	(0.15)
Net asset value, end of period	$7.68	$8.05	$8.63	$9.54	$10.07
Total return (%)[2,3]	(1.20)	(3.75)	(8.14)	(4.08)	9.51
Ratios and supplemental data
Net assets, end of period (in millions)	$146	$162	$188	$229	$249
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	1.03	1.00	1.01	1.04
Expenses including reductions	0.97	0.97	0.98	0.98	0.98
Net investment income	3.33	2.79	1.04	0.79	1.34
Portfolio turnover (%)	431	351	336	169	166

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Government Income Fund	10

CLASS C SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.04	$8.62	$9.53	$10.07	$9.34
Net investment income[1]	0.20	0.17	0.02	—[2]	0.05
Net realized and unrealized gain (loss) on investments	(0.35)	(0.56)	(0.85)	(0.49)	0.75
Total from investment operations	(0.15)	(0.39)	(0.83)	(0.49)	0.80
Less distributions
From net investment income	(0.21)	(0.19)	(0.08)	(0.05)	(0.07)
Net asset value, end of period	$7.68	$8.04	$8.62	$9.53	$10.07
Total return (%)[3,4]	(1.82)	(4.48)	(8.80)	(4.90)	8.64
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$2	$4	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	1.78	1.75	1.76	1.79
Expenses including reductions	1.72	1.72	1.74	1.75	1.78
Net investment income	2.57	2.02	0.24	0.01	0.53
Portfolio turnover (%)	431	351	336	169	166

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
11	JOHN HANCOCK Government Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.06	$8.64	$9.55	$10.07	$9.34
Net investment income[1]	0.28	0.26	0.12	0.10	0.15
Net realized and unrealized gain (loss) on investments	(0.36)	(0.56)	(0.86)	(0.47)	0.75
Total from investment operations	(0.08)	(0.30)	(0.74)	(0.37)	0.90
Less distributions
From net investment income	(0.29)	(0.28)	(0.17)	(0.15)	(0.17)
Net asset value, end of period	$7.69	$8.06	$8.64	$9.55	$10.07
Total return (%)[2]	(0.95)	(3.51)	(7.91)	(3.76)	9.73
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$55	$9	$13	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.78	0.75	0.76	0.79
Expenses including reductions	0.72	0.72	0.74	0.75	0.78
Net investment income	3.45	3.22	1.27	1.02	1.52
Portfolio turnover (%)	431	351	336	169	166

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Government Income Fund	12

CLASS R6 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.06	$8.64	$9.54	$10.07	$9.34
Net investment income[1]	0.29	0.26	0.13	0.11	0.16
Net realized and unrealized gain (loss) on investments	(0.36)	(0.56)	(0.86)	(0.48)	0.75
Total from investment operations	(0.07)	(0.30)	(0.73)	(0.37)	0.91
Less distributions
From net investment income	(0.30)	(0.28)	(0.17)	(0.16)	(0.18)
Net asset value, end of period	$7.69	$8.06	$8.64	$9.54	$10.07
Total return (%)[2]	(0.84)	(3.40)	(7.72)	(3.76)	9.85
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$25	$29	$40	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69	0.67	0.64	0.65	0.67
Expenses including reductions	0.60	0.61	0.63	0.64	0.67
Net investment income	3.69	3.14	1.38	1.13	1.64
Portfolio turnover (%)	431	351	336	169	166

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
13	JOHN HANCOCK Government Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Government Income Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
| JOHN HANCOCK Government Income Fund	14

Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$164,684,999	—	$164,684,999	—
Collateralized mortgage obligations	5,222,340	—	5,222,340	—
Short-term investments	440,313	$440,313	—	—
Total investments in securities	$170,347,652	$440,313	$169,907,339	—
Derivatives:
Assets
Futures	$2,853	$2,853	—	—
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through
15	JOHN HANCOCK Government Income Fund |

securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2024 were $3,828.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $42,504,176 and a long-term capital loss carryforward of $6,285,597 available to offset future net realized capital gains. These carryforwards do not expire.
| JOHN HANCOCK Government Income Fund	16

As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2024 and 2023 was as follows:
	May 31, 2024	May 31, 2023
Ordinary income	$6,671,078	$7,633,244
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2024, the components of distributable earnings on a tax basis consisted of $216,004 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of
17	JOHN HANCOCK Government Income Fund |

the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2024, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging from $6.3 million and $15.8 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$2,853	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$(177,949)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2024:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$37,243
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK Government Income Fund	18

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.530% of the first $300 million of the fund’s average daily net assets, (b) 0.450% of the next $700 million of the fund’s average daily net assets, and (c) 0.430% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.60% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on September 30, 2024, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$133,000
Class C	1,277
Class I	8,067
Class	Expense reduction
Class R6	$20,831
Total	$163,175

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2024, were equivalent to a net annual effective rate of 0.44% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
19	JOHN HANCOCK Government Income Fund |

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $33,415 for the year ended May 31, 2024. Of this amount, $4,554 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $28,861 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% sales charge. Prior to March 1, 2024, certain Class A shares purchased of $1 million or more and redeemed within one year of purchase were subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2024, CDSCs received by the Distributor amounted to $111 and $2 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$381,124	$179,295
Class C	14,839	1,748
Class I	—	12,714
Class R6	—	1,093
Total	$395,963	$194,850
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Government Income Fund	20

Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2024 and 2023 were as follows:
	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,065,957	$16,118,640	2,110,785	$17,258,149
Distributions reinvested	647,268	5,032,286	617,458	5,030,289
Repurchased	(3,805,377)	(29,600,560)	(4,417,755)	(36,199,167)
Net decrease	(1,092,152)	$(8,449,634)	(1,689,512)	$(13,910,729)
Class C shares
Sold	36,017	$281,925	91,571	$741,443
Distributions reinvested	5,176	40,178	4,737	38,512
Repurchased	(145,455)	(1,127,830)	(92,061)	(750,789)
Net increase (decrease)	(104,262)	$(805,727)	4,247	$29,166
Class I shares
Sold	371,914	$2,920,586	6,645,243	$54,113,341
Distributions reinvested	48,619	381,122	168,259	1,361,617
Repurchased	(6,917,091)	(55,216,958)	(1,002,769)	(8,149,019)
Net increase (decrease)	(6,496,558)	$(51,915,250)	5,810,733	$47,325,939
Class R6 shares
Sold	898,215	$6,965,306	785,542	$6,439,924
Distributions reinvested	118,410	920,855	109,808	895,724
Repurchased	(1,349,271)	(10,480,920)	(1,140,279)	(9,382,328)
Net decrease	(332,646)	$(2,594,759)	(244,929)	$(2,046,680)
Total net increase (decrease)	(8,025,618)	$(63,765,370)	3,880,539	$31,397,696
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $20,982,290 and $34,705,203, respectively, for the year ended May 31, 2024. Purchases and sales of U.S. Treasury obligations aggregated $784,736,429 and $832,278,431, respectively, for the year ended May 31, 2024.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
21	JOHN HANCOCK Government Income Fund |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	44,046	$1,238,413	$89,045,401	$(89,844,394)	$787	$106	$66,509	—	$440,313
| JOHN HANCOCK Government Income Fund	22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock Government Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Government Income Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
23	JOHN HANCOCK GOVERNMENT INCOME FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK GOVERNMENT INCOME FUND	24

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Government Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3619733	56A 5/24
7/24

Annual Financial Statements & Other N-CSR Items
John Hancock
High Yield Fund
Fixed income
May 31, 2024

John Hancock
High Yield Fund

2	Fund’s investments
16	Financial statements
19	Financial highlights
24	Notes to financial statements
34	Report of independent registered public accounting firm
35	Tax information
1	JOHN HANCOCK HIGH YIELD FUND |

Fund’s investments
AS OF 5-31-24
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 2.0%				$24,073,737
(Cost $24,281,738)
U.S. Government Agency 2.0%				24,073,737
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-53	1,716,824	1,661,423
30 Yr Pass Thru	5.000	08-01-53	2,579,116	2,503,023
30 Yr Pass Thru	5.500	06-01-53	1,738,825	1,723,944
30 Yr Pass Thru	5.500	06-01-53	1,798,080	1,782,692
30 Yr Pass Thru	5.500	07-01-53	1,738,841	1,717,548
30 Yr Pass Thru	6.000	07-01-53	1,636,637	1,652,095
30 Yr Pass Thru	6.000	09-01-53	1,639,005	1,653,922
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52	1,688,819	1,582,724
30 Yr Pass Thru	4.500	10-01-52	2,737,359	2,565,394
30 Yr Pass Thru	5.500	11-01-52	2,100,779	2,073,217
30 Yr Pass Thru	5.500	04-01-53	1,713,359	1,698,696
30 Yr Pass Thru	5.500	07-01-53	1,636,784	1,618,991
30 Yr Pass Thru	5.500	11-01-53	740,434	729,007

30 Yr Pass Thru	6.000	09-01-53	1,100,938	1,111,061
Corporate bonds 86.3%				$1,037,607,825
(Cost $1,069,553,060)
Communication services 15.5%				186,370,827
Diversified telecommunication services 2.1%
Connect Finco SARL (A)	6.750	10-01-26	6,940,000	6,552,825
Frontier Florida LLC	6.860	02-01-28	6,250,000	6,235,781
GCI LLC (A)	4.750	10-15-28	6,820,000	6,191,741
Level 3 Financing, Inc. (A)	4.625	09-15-27	2,386,000	1,204,930
Level 3 Financing, Inc. (A)	11.000	11-15-29	4,784,000	4,904,432
Entertainment 2.0%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	3,225,000	2,376,022
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	8,400,000	7,958,387
Playtika Holding Corp. (A)	4.250	03-15-29	4,678,000	4,084,035
ROBLOX Corp. (A)	3.875	05-01-30	4,887,000	4,257,895
WMG Acquisition Corp. (A)	3.000	02-15-31	3,601,000	3,047,591
WMG Acquisition Corp. (A)	3.875	07-15-30	2,900,000	2,563,313
Interactive media and services 2.2%
ANGI Group LLC (A)	3.875	08-15-28	3,596,000	3,081,070
Arches Buyer, Inc. (A)	6.125	12-01-28	1,587,000	1,278,418
Cars.com, Inc. (A)	6.375	11-01-28	4,141,000	4,067,674
Match Group Holdings II LLC (A)	5.625	02-15-29	4,425,000	4,195,301
TripAdvisor, Inc. (A)	7.000	07-15-25	6,030,000	6,040,432
ZipRecruiter, Inc. (A)	5.000	01-15-30	4,420,000	3,832,866
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	2

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services (continued)
ZoomInfo Technologies LLC (A)	3.875	02-01-29	4,185,000	$3,734,187
Media 7.9%
Altice Financing SA (A)	5.750	08-15-29	3,005,000	2,230,657
Altice Financing SA (A)	9.625	07-15-27	2,346,000	2,165,622
Altice France Holding SA (A)	10.500	05-15-27	2,890,000	1,069,278
Altice France SA (A)	5.500	10-15-29	3,113,000	2,088,433
Altice France SA (A)	8.125	02-01-27	3,163,000	2,438,095
CCO Holdings LLC (A)	4.500	08-15-30	6,627,000	5,506,414
CCO Holdings LLC (A)	4.500	06-01-33	3,459,000	2,669,259
CCO Holdings LLC (A)	5.125	05-01-27	4,780,000	4,568,482
CCO Holdings LLC (A)	5.375	06-01-29	3,850,000	3,448,707
CCO Holdings LLC (A)	6.375	09-01-29	4,330,000	4,052,640
CCO Holdings LLC (A)	7.375	03-01-31	7,467,000	7,224,562
CSC Holdings LLC (A)	6.500	02-01-29	3,580,000	2,422,309
CSC Holdings LLC (A)	11.750	01-31-29	2,185,000	1,736,438
DISH Network Corp. (A)	11.750	11-15-27	4,880,000	4,896,164
iHeartCommunications, Inc.	8.375	05-01-27	8,512,000	3,075,118
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	6,093,000	5,771,321
News Corp. (A)	5.125	02-15-32	6,521,000	6,068,274
Paramount Global	2.900	01-15-27	7,050,000	6,492,411
Sabre GLBL, Inc. (A)	8.625	06-01-27	4,473,000	4,117,987
Sirius XM Radio, Inc. (A)	4.000	07-15-28	3,460,000	3,097,262
Sirius XM Radio, Inc. (A)	5.500	07-01-29	2,900,000	2,693,419
Stagwell Global LLC (A)	5.625	08-15-29	4,480,000	4,100,760
Townsquare Media, Inc. (A)	6.875	02-01-26	5,626,000	5,498,821
Virgin Media Finance PLC (A)	5.000	07-15-30	3,375,000	2,804,111
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	4,950,000	4,477,971
Wireless telecommunication services 1.3%
SoftBank Group Corp.	5.125	09-19-27	7,750,000	7,433,025
Sprint LLC	7.125	06-15-24	8,615,000	8,616,387
Consumer discretionary 15.0%				180,298,516
Automobile components 1.3%
Clarios Global LP (A)	6.750	05-15-28	3,481,000	3,517,599
The Goodyear Tire & Rubber Company	5.000	07-15-29	1,633,000	1,501,774
The Goodyear Tire & Rubber Company	9.500	05-31-25	2,000,000	2,004,998
ZF North America Capital, Inc. (A)	6.750	04-23-30	3,188,000	3,226,489
ZF North America Capital, Inc. (A)	6.875	04-14-28	5,159,000	5,249,014
Automobiles 1.2%
Ford Motor Credit Company LLC	4.000	11-13-30	1,095,000	970,613
Ford Motor Credit Company LLC	4.134	08-04-25	8,850,000	8,674,460
Ford Motor Credit Company LLC	6.950	06-10-26	2,444,000	2,487,616
Ford Motor Credit Company LLC	7.350	03-06-30	2,267,000	2,389,417
3	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Broadline retail 1.0%
Liberty Interactive LLC	8.250	02-01-30	4,547,000	$2,411,832
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	2,965,000	2,855,012
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	480,000	457,565
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	440,000	418,620
Nordstrom, Inc.	4.250	08-01-31	3,600,000	3,179,070
Wand NewCo 3, Inc. (A)	7.625	01-30-32	2,103,000	2,154,942
Diversified consumer services 0.8%
Garda World Security Corp. (A)	4.625	02-15-27	4,795,000	4,556,555
Sotheby’s (A)	7.375	10-15-27	5,330,000	4,639,484
Hotels, restaurants and leisure 7.8%
Affinity Interactive (A)	6.875	12-15-27	4,553,000	4,051,787
Allwyn Entertainment Financing UK PLC (A)	7.875	04-30-29	3,722,000	3,795,837
Caesars Entertainment, Inc. (A)	7.000	02-15-30	8,926,000	9,022,410
Carnival Corp. (A)	6.000	05-01-29	3,807,000	3,720,774
Carnival Corp. (A)	7.000	08-15-29	1,102,000	1,131,843
Carnival Corp. (A)	7.625	03-01-26	2,910,000	2,925,778
Carnival Corp. (A)	10.500	06-01-30	4,000,000	4,347,932
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	3,925,000	4,249,358
CEC Entertainment LLC (A)	6.750	05-01-26	4,280,000	4,217,100
Flutter Treasury Designated Activity Company (A)	6.375	04-29-29	2,253,000	2,264,511
Full House Resorts, Inc. (A)	8.250	02-15-28	3,542,000	3,345,479
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	3,349,000	2,938,887
Hilton Grand Vacations Borrower Escrow LLC (A)	6.625	01-15-32	3,340,000	3,322,738
International Game Technology PLC (A)	6.250	01-15-27	9,420,000	9,435,728
International Game Technology PLC (A)	6.500	02-15-25	2,318,000	2,322,777
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	2,250,000	2,098,125
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	1,747,000	1,583,987
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	4,700,000	4,345,528
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	3,555,000	3,340,207
NCL Corp., Ltd. (A)	5.875	03-15-26	3,360,000	3,303,659
New Red Finance, Inc. (A)	3.875	01-15-28	4,600,000	4,273,383
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	733,000	729,659
Royal Caribbean Cruises, Ltd. (A)	9.250	01-15-29	5,080,000	5,411,125
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	4,845,000	4,494,536
Yum! Brands, Inc.	5.375	04-01-32	3,775,000	3,595,316
Household durables 1.0%
KB Home	4.000	06-15-31	3,426,000	3,026,898
KB Home	7.250	07-15-30	2,601,000	2,666,774
Newell Brands, Inc.	6.375	09-15-27	6,579,000	6,458,700
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	4

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 1.9%
Amer Sports Company (A)	6.750	02-16-31	3,721,000	$3,707,179
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	4,260,000	3,813,391
Champions Financing, Inc. (A)	8.750	02-15-29	1,946,000	2,000,612
Group 1 Automotive, Inc. (A)	4.000	08-15-28	4,225,000	3,857,086
Lithia Motors, Inc. (A)	3.875	06-01-29	5,730,000	5,103,525
Lithia Motors, Inc. (A)	4.375	01-15-31	2,325,000	2,048,457
The Michaels Companies, Inc. (A)	7.875	05-01-29	3,900,000	2,652,370
Consumer staples 3.1%				36,920,285
Consumer staples distribution and retail 0.8%
Albertsons Companies, Inc. (A)	6.500	02-15-28	3,503,000	3,528,355
Performance Food Group, Inc. (A)	4.250	08-01-29	3,740,000	3,398,576
U.S. Foods, Inc. (A)	4.750	02-15-29	2,930,000	2,750,219
Food products 1.8%
Darling Ingredients, Inc. (A)	5.250	04-15-27	4,400,000	4,281,503
JBS USA LUX SA	5.750	04-01-33	5,545,000	5,464,541
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	6,700,000	6,025,700
Post Holdings, Inc. (A)	5.500	12-15-29	2,169,000	2,065,953
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,322,005
Household products 0.5%
Edgewell Personal Care Company (A)	4.125	04-01-29	2,870,000	2,612,843
Edgewell Personal Care Company (A)	5.500	06-01-28	3,570,000	3,470,590
Energy 10.5%				126,795,234
Energy equipment and services 0.3%
Kodiak Gas Services LLC (A)	7.250	02-15-29	1,274,000	1,293,342
USA Compression Partners LP	6.875	09-01-27	2,904,000	2,904,159
Oil, gas and consumable fuels 10.2%
Antero Midstream Partners LP (A)	5.375	06-15-29	4,050,000	3,881,593
Antero Resources Corp. (A)	7.625	02-01-29	1,783,000	1,836,684
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	4,550,000	4,372,408
Blue Racer Midstream LLC (A)	7.000	07-15-29	1,856,000	1,875,458
Cheniere Energy Partners LP	3.250	01-31-32	5,659,000	4,796,201
CNX Resources Corp. (A)	6.000	01-15-29	2,800,000	2,732,172
Continental Resources, Inc. (A)	5.750	01-15-31	7,800,000	7,684,900
Delek Logistics Partners LP (A)	7.125	06-01-28	2,251,000	2,222,243
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	4,379,000	4,433,938
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	7,478,000	8,036,622
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	4,511,000	4,414,007
5	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EnLink Midstream LLC (A)	5.625	01-15-28	5,597,000	$5,529,421
EQM Midstream Partners LP (A)	7.500	06-01-30	5,137,000	5,425,211
Genesis Energy LP	8.250	01-15-29	4,210,000	4,312,993
Hess Midstream Operations LP (A)	5.500	10-15-30	945,000	906,989
Hess Midstream Operations LP (A)	5.625	02-15-26	2,576,000	2,559,749
Hess Midstream Operations LP (A)	6.500	06-01-29	961,000	971,763
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	2,837,000	2,977,236
Kinetik Holdings LP (A)	6.625	12-15-28	1,075,000	1,086,341
MEG Energy Corp. (A)	5.875	02-01-29	4,448,000	4,316,936
NuStar Logistics LP	6.000	06-01-26	3,385,000	3,352,627
Occidental Petroleum Corp.	4.400	04-15-46	2,900,000	2,292,431
Occidental Petroleum Corp.	5.500	12-01-25	2,600,000	2,588,326
Occidental Petroleum Corp.	6.625	09-01-30	4,430,000	4,627,800
Parkland Corp. (A)	5.875	07-15-27	5,250,000	5,163,339
Range Resources Corp.	8.250	01-15-29	3,300,000	3,428,660
Sitio Royalties Operating Partnership LP (A)	7.875	11-01-28	2,095,000	2,173,613
Southwestern Energy Company	4.750	02-01-32	1,585,000	1,436,646
Southwestern Energy Company	8.375	09-15-28	4,100,000	4,233,275
Sunoco LP	4.500	04-30-30	2,675,000	2,414,466
Sunoco LP	6.000	04-15-27	3,048,000	3,021,279
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	2,695,000	2,701,481
Venture Global LNG, Inc. (A)	9.500	02-01-29	6,407,000	6,948,526
Viper Energy, Inc. (A)	7.375	11-01-31	3,720,000	3,842,399
Financials 11.8%				142,203,437
Banks 4.4%
Bank of America Corp. (6.100% to 3-17-25, then 3 month CME Term SOFR + 4.160%) (B)	6.100	03-17-25	5,200,000	5,205,824
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	4,400,000	4,392,852
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(B)	8.000	08-22-31	4,576,000	4,643,322
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	2,580,000	2,755,938
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25	5,400,000	5,288,906
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	3,697,000	3,644,225
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	2,402,000	2,450,026
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	3,166,000	3,137,473
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	6

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR Compounded Index + 2.192%)	6.361	10-27-28	2,456,000	$2,502,030
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	3,100,000	3,081,493
Popular, Inc.	7.250	03-13-28	3,865,000	3,938,203
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	3,533,000	3,371,652
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%)	5.711	01-24-35	4,923,000	4,891,687
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)	5.875	06-15-25	3,600,000	3,580,344
Capital markets 1.1%
Boost Newco Borrower LLC (A)	7.500	01-15-31	2,692,000	2,790,155
Brookfield Capital Finance LLC	6.087	06-14-33	3,960,000	4,060,516
MSCI, Inc. (A)	3.625	11-01-31	6,811,000	5,926,378
Consumer finance 1.3%
Ally Financial, Inc.	7.100	11-15-27	6,125,000	6,373,306
OneMain Finance Corp.	6.875	03-15-25	2,957,000	2,978,089
OneMain Finance Corp.	9.000	01-15-29	2,993,000	3,141,776
World Acceptance Corp. (A)	7.000	11-01-26	3,160,000	2,991,883
Financial services 1.9%
Block, Inc.	3.500	06-01-31	6,355,000	5,443,397
Enact Holdings, Inc.	6.250	05-28-29	5,599,000	5,597,532
Macquarie Airfinance Holdings, Ltd. (A)	6.400	03-26-29	516,000	521,424
Macquarie Airfinance Holdings, Ltd. (A)	6.500	03-26-31	556,000	564,542
Macquarie Airfinance Holdings, Ltd. (A)	8.125	03-30-29	1,838,000	1,935,355
Macquarie Airfinance Holdings, Ltd. (A)	8.375	05-01-28	2,360,000	2,481,660
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,825,000	3,772,678
NMI Holdings, Inc.	6.000	08-15-29	2,815,000	2,783,416
Insurance 3.1%
Acrisure LLC (A)	8.250	02-01-29	1,815,000	1,823,765
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	4,103,000	4,110,615
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	2,922,000	2,929,638
AmWINS Group, Inc. (A)	6.375	02-15-29	3,309,000	3,300,893
Athene Holding, Ltd.	6.150	04-03-30	3,192,000	3,291,387
Athene Holding, Ltd.	6.650	02-01-33	4,700,000	4,947,817
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31	1,757,000	1,774,251
Howden UK Refinance PLC (A)	7.250	02-15-31	3,676,000	3,648,434
HUB International, Ltd. (A)	7.250	06-15-30	5,124,000	5,206,132
HUB International, Ltd. (A)	7.375	01-31-32	2,477,000	2,485,792
Panther Escrow Issuer LLC (A)	7.125	06-01-31	4,402,000	4,438,631
7	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 4.5%				$54,033,874
Health care equipment and supplies 0.6%
Medline Borrower LP (A)	6.250	04-01-29	3,095,000	3,095,625
Varex Imaging Corp. (A)	7.875	10-15-27	3,815,000	3,862,764
Health care providers and services 3.1%
AdaptHealth LLC (A)	4.625	08-01-29	4,630,000	3,965,108
AMN Healthcare, Inc. (A)	4.000	04-15-29	1,825,000	1,617,056
Centene Corp.	4.625	12-15-29	2,415,000	2,273,411
DaVita, Inc. (A)	3.750	02-15-31	4,345,000	3,646,336
DaVita, Inc. (A)	4.625	06-01-30	5,390,000	4,828,806
Encompass Health Corp.	4.750	02-01-30	2,995,000	2,772,011
HealthEquity, Inc. (A)	4.500	10-01-29	5,295,000	4,850,447
Select Medical Corp. (A)	6.250	08-15-26	7,010,000	7,012,334
Tenet Healthcare Corp.	5.125	11-01-27	3,426,000	3,338,281
Tenet Healthcare Corp.	6.125	10-01-28	2,770,000	2,743,958
Pharmaceuticals 0.8%
Bausch Health Companies, Inc. (A)	9.000	01-30-28	503,000	485,982
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	4,668,000	4,784,789
Organon & Company (A)	4.125	04-30-28	5,150,000	4,756,966
Industrials 11.5%				138,241,064
Aerospace and defense 1.3%
Bombardier, Inc. (A)	7.875	04-15-27	4,514,000	4,518,776
TransDigm, Inc. (A)	6.375	03-01-29	3,979,000	3,970,368
TransDigm, Inc. (A)	6.750	08-15-28	4,726,000	4,779,595
TransDigm, Inc. (A)	7.125	12-01-31	2,785,000	2,856,619
Building products 0.5%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,019,000	889,895
Builders FirstSource, Inc. (A)	6.375	06-15-32	3,280,000	3,267,826
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32	1,505,000	1,495,011
Commercial services and supplies 1.8%
APX Group, Inc. (A)	6.750	02-15-27	3,625,000	3,611,751
Cimpress PLC	7.000	06-15-26	3,968,000	3,959,231
Clean Harbors, Inc. (A)	6.375	02-01-31	2,602,000	2,597,429
GFL Environmental, Inc. (A)	4.250	06-01-25	4,530,000	4,478,146
GFL Environmental, Inc. (A)	5.125	12-15-26	1,240,000	1,216,477
GFL Environmental, Inc. (A)	6.750	01-15-31	2,380,000	2,427,640
VT Topco, Inc. (A)	8.500	08-15-30	3,802,000	3,974,245
Construction and engineering 1.2%
AECOM	5.125	03-15-27	2,500,000	2,434,049
Arcosa, Inc. (A)	4.375	04-15-29	2,725,000	2,524,041
Dycom Industries, Inc. (A)	4.500	04-15-29	4,040,000	3,753,476
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	3,060,000	2,835,901
MasTec, Inc. (A)	4.500	08-15-28	1,534,000	1,447,768
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	8

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
Williams Scotsman, Inc. (A)	4.625	08-15-28	1,995,000	$1,862,772
Electrical equipment 0.8%
EMRLD Borrower LP (A)	6.625	12-15-30	6,271,000	6,281,926
Vertiv Group Corp. (A)	4.125	11-15-28	3,522,000	3,264,631
Ground transportation 1.5%
Uber Technologies, Inc. (A)	6.250	01-15-28	5,020,000	5,019,780
Uber Technologies, Inc. (A)	7.500	09-15-27	6,300,000	6,416,544
Uber Technologies, Inc. (A)	8.000	11-01-26	6,210,000	6,284,327
Machinery 0.4%
Esab Corp. (A)	6.250	04-15-29	1,119,000	1,121,565
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,260,000	3,145,036
Passenger airlines 1.2%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	3,350,000	3,639,105
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	1,129,777	1,141,239
American Airlines 2016-3 Class B Pass Through Trust	3.750	10-15-25	2,437,305	2,350,331
American Airlines 2017-1 Class B Pass Through Trust	4.950	02-15-25	1,167,352	1,153,040
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	2,169,772	2,260,813
U.S. Airways Group, Inc. (C)(D)	0.000	06-01-12	606,056	0
United Airlines, Inc. (A)	4.625	04-15-29	4,710,000	4,353,459
Professional services 0.9%
Concentrix Corp.	6.850	08-02-33	2,415,000	2,367,434
SS&C Technologies, Inc. (A)	6.500	06-01-32	4,089,000	4,100,302
TriNet Group, Inc. (A)	7.125	08-15-31	3,744,000	3,779,365
Trading companies and distributors 1.9%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	3,414,000	3,086,785
Beacon Roofing Supply, Inc. (A)	6.500	08-01-30	2,997,000	2,999,661
Boise Cascade Company (A)	4.875	07-01-30	3,125,000	2,886,874
United Rentals North America, Inc.	3.875	02-15-31	2,665,000	2,344,794
United Rentals North America, Inc.	4.000	07-15-30	3,689,000	3,306,318
WESCO Distribution, Inc. (A)	6.375	03-15-29	4,252,000	4,267,562
WESCO Distribution, Inc. (A)	7.250	06-15-28	3,700,000	3,769,157
Information technology 4.0%				47,819,455
Communications equipment 0.1%
CommScope, Inc. (A)	6.000	03-01-26	1,245,000	1,111,163
Electronic equipment, instruments and components 0.2%
Insight Enterprises, Inc. (A)	6.625	05-15-32	1,236,000	1,244,176
Zebra Technologies Corp. (A)	6.500	06-01-32	759,000	763,894
9	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services 0.3%
Virtusa Corp. (A)	7.125	12-15-28	4,457,000	$4,053,508
Semiconductors and semiconductor equipment 0.6%
ON Semiconductor Corp. (A)	3.875	09-01-28	4,375,000	3,995,037
Qorvo, Inc. (A)	3.375	04-01-31	4,200,000	3,545,861
Software 2.1%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	2,945,000	2,856,847
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	4,282,000	3,941,427
NCR Voyix Corp. (A)	5.125	04-15-29	1,041,000	966,588
NCR Voyix Corp. (A)	5.250	10-01-30	3,745,000	3,397,265
Open Text Corp. (A)	6.900	12-01-27	5,893,000	6,045,523
UKG, Inc. (A)	6.875	02-01-31	1,856,000	1,867,768
Ziff Davis, Inc. (A)	4.625	10-15-30	6,327,000	5,645,940
Technology hardware, storage and peripherals 0.7%
Seagate HDD Cayman	5.750	12-01-34	4,007,000	3,789,385
Seagate HDD Cayman (A)	8.250	12-15-29	1,431,000	1,530,759
Xerox Holdings Corp. (A)	5.500	08-15-28	3,487,000	3,064,314
Materials 4.4%				52,882,060
Chemicals 0.4%
Ashland, Inc.	6.875	05-15-43	2,710,000	2,755,447
The Scotts Miracle-Gro Company	4.000	04-01-31	2,635,000	2,252,183
Containers and packaging 2.9%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	4,049,000	3,958,963
Ardagh Packaging Finance PLC (A)	4.125	08-15-26	2,630,000	2,236,157
Ball Corp.	6.000	06-15-29	1,272,000	1,274,067
Ball Corp.	6.875	03-15-28	2,890,000	2,950,369
Berry Global, Inc. (A)	5.625	07-15-27	4,178,000	4,122,864
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	3,130,000	3,018,546
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	3,865,000	3,837,589
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	2,251,000	2,243,374
Sealed Air Corp. (A)	4.000	12-01-27	4,150,000	3,886,504
Sealed Air Corp. (A)	6.125	02-01-28	1,627,000	1,615,361
Sealed Air Corp. (A)	6.875	07-15-33	2,736,000	2,826,737
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,105,000	3,061,148
Metals and mining 1.1%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	2,759,000	2,539,405
First Quantum Minerals, Ltd. (A)	9.375	03-01-29	2,336,000	2,437,571
FMG Resources August 2006 Proprietary, Ltd. (A)	4.500	09-15-27	2,000,000	1,899,813
Novelis Corp. (A)	4.750	01-30-30	3,255,000	3,007,344
QVC, Inc.	4.750	02-15-27	3,467,000	2,958,618
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	10

	Rate (%)	Maturity date	Par value^	Value
Real estate 3.3%				$39,792,406
Health care REITs 0.6%
Diversified Healthcare Trust (A)(E)	9.233	01-15-26	4,390,000	3,794,747
Diversified Healthcare Trust	9.750	06-15-25	2,921,000	2,922,864
Real estate management and development 0.5%
Anywhere Real Estate Group LLC (A)	5.250	04-15-30	4,362,000	2,846,688
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	3,328,000	3,503,043
Specialized REITs 2.2%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	3,338,000	3,008,491
Iron Mountain, Inc. (A)	4.875	09-15-29	7,415,000	6,870,716
Outfront Media Capital LLC (A)	7.375	02-15-31	2,220,000	2,294,268
Uniti Group LP (A)	10.500	02-15-28	3,492,000	3,492,565
VICI Properties LP (A)	4.625	12-01-29	6,910,000	6,467,368
VICI Properties LP (A)	5.750	02-01-27	4,600,000	4,591,656
Utilities 2.7%				32,250,667
Electric utilities 1.0%
Alexander Funding Trust II (A)	7.467	07-31-28	4,626,000	4,859,993
NRG Energy, Inc. (A)	3.625	02-15-31	5,060,000	4,335,930
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	2,523,000	2,759,075
Independent power and renewable electricity producers 1.7%
Calpine Corp. (A)	4.500	02-15-28	6,280,000	5,905,398
Clearway Energy Operating LLC (A)	4.750	03-15-28	2,380,000	2,262,634
Talen Energy Supply LLC (A)	8.625	06-01-30	3,970,000	4,258,030
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(B)	8.875	01-15-29	1,756,000	1,818,252

Vistra Operations Company LLC (A)	5.625	02-15-27	6,150,000	6,051,355
Term loans (F) 5.4%				$65,520,364
(Cost $66,412,788)
Communication services 1.1%				12,540,078
Entertainment 0.3%
UFC Holdings LLC, 2021 Term Loan B (3 month CME Term SOFR + 2.750%)	8.336	04-29-26	3,719,406	3,729,077
Interactive media and services 0.2%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.679	12-06-27	2,646,828	2,545,746
Media 0.6%
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	10.829	08-15-28	3,100,000	2,325,000
Clear Channel International BV, 2024 CCIBV Fixed Term Loan	15.000	08-12-27	3,322,000	3,272,170
11	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 4.000%)	9.444	08-23-28	666,000	$668,085
Consumer discretionary 1.0%				11,888,058
Automobile components 0.3%
Dealer Tire Financial LLC, 2024 Term Loan B3 (1 month CME Term SOFR + 3.750%)	9.079	12-14-27	3,806,290	3,814,207
Hotels, restaurants and leisure 0.3%
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (C)(D)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (C)(D)	0.000	06-06-21	1,618,638	0
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.179	12-15-27	3,606,000	3,618,549
Leisure products 0.4%
J&J Ventures Gaming LLC, Term Loan (1 month CME Term SOFR + 4.000%)	9.444	04-26-28	4,460,878	4,455,302
Financials 0.5%				6,374,905
Insurance 0.5%
Acrisure LLC, 2020 Term Loan B (1 month CME Term SOFR + 3.500%)	8.944	02-15-27	3,684,405	3,680,831
AmWINS Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.250%)	7.694	02-19-28	321,000	321,597
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	10.086	03-08-32	2,325,000	2,372,477
Health care 1.7%				20,324,380
Biotechnology 0.3%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (3 month CME Term SOFR + 2.000%)	7.459	11-15-27	3,965,646	3,934,436
Health care equipment and supplies 0.4%
Bausch + Lomb Corp., Term Loan (1 month CME Term SOFR + 3.250%)	8.670	05-10-27	5,055,918	5,002,527
Health care providers and services 0.6%
Mamba Purchaser, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.500%)	8.944	10-16-28	4,028,708	4,042,566
Select Medical Corp., 2023 Term Loan B1 (1 month CME Term SOFR + 3.000%)	8.329	03-06-27	3,353,285	3,362,708
Pharmaceuticals 0.4%
Bausch Health Americas, Inc., 2022 Term Loan B (1 month CME Term SOFR + 5.250%)	10.675	02-01-27	4,419,693	3,982,143
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	12

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.8%				$9,903,097
Commercial services and supplies 0.5%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	9.179	05-12-28	6,436,317	6,435,223
Passenger airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.336	04-20-28	3,341,176	3,467,874
Information technology 0.1%				1,627,627
Software 0.1%
Quest Software, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.250%)	9.730	02-01-29	2,193,922	1,627,627
Materials 0.2%				2,862,219
Chemicals 0.2%

Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	8.080	05-03-28	3,504,744	2,862,219
Collateralized mortgage obligations 0.1%				$1,472,867
(Cost $0)
Commercial and residential 0.1%				1,472,867
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	32,968,729	561,062
Series 2007-4, Class ES IO	0.350	07-19-47	33,435,308	446,799

Series 2007-6, Class ES IO (A)	0.343	08-19-37	36,145,319	465,006
Asset backed securities 2.5%				$29,622,092
(Cost $29,146,003)
Asset backed securities 2.5%				29,622,092
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	3,810,000	3,814,040
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	4,342,737	4,023,404
KKR Financial CLO, Ltd.
Series 2013-1A, Class A1R2 (3 month CME Term SOFR + 1.100%) (A)(G)	6.422	04-15-29	3,840,000	3,849,151
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	3,396,154	3,370,988
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	7,076,425	7,129,415
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (A)	6.174	01-25-54	2,558,197	2,560,686
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	4,235,000	4,235,000
Vibrant CLO VI, Ltd.
Series 2017-6A, Class AR (3 month CME Term SOFR + 1.212%) (A)(G)	6.544	06-20-29	28,150	28,154
13	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Wellfleet CLO, Ltd.
Series 2017-2A, Class A1R (3 month CME Term SOFR + 1.322%) (A)(G)	6.646	10-20-29	610,971	$611,254

	Shares	Value
Common stocks 0.0%		$0
(Cost $40,960)
Communication services 0.0%		0
Media 0.0%
Granite Broadcasting Corp. (D)(H)	11,688	0
Energy 0.0%		0
Energy equipment and services 0.0%

TPT Acquisition, Inc. (D)(H)	2,560	0
Preferred securities 0.5%		$5,978,383
(Cost $6,777,515)
Communication services 0.3%		4,073,511
Wireless telecommunication services 0.3%
U.S. Cellular Corp., 6.250%	176,725	4,073,511
Industrials 0.2%		1,904,872
Construction and engineering 0.2%
Glasstech, Inc., Series A (D)(H)(I)	143	128,700
Glasstech, Inc., Series B (D)(H)(I)	4,475	1,776,172

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Green Field Energy Services, Inc. (A)(D)(H)	250,000	0
Green Field Energy Services, Inc. (A)(D)(H)	6,000	0

	Yield (%)	Shares	Value
Short-term investments 2.0%			$24,548,396
(Cost $24,542,381)
Short-term funds 2.0%			24,548,396
John Hancock Collateral Trust (J)	5.2280(K)	2,455,650	24,548,396

Total investments (Cost $1,220,754,445) 98.8%	$1,188,823,664
Other assets and liabilities, net 1.2%	14,207,477
Total net assets 100.0%	$1,203,031,141

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	14

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $805,680,108 or 67.0% of the fund’s net assets as of 5-31-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(K)	The rate shown is the annualized seven-day yield as of 5-31-24.
At 5-31-24, the aggregate cost of investments for federal income tax purposes was $1,225,374,360. Net unrealized depreciation aggregated to $36,550,696, of which $13,731,142 related to gross unrealized appreciation and $50,281,838 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 5-31-24:
United States	84.5%
Canada	5.1%
United Kingdom	2.5%
Luxembourg	1.7%
France	1.4%
Ireland	1.2%
Cayman Islands	1.1%
Other countries	2.5%
TOTAL	100.0%
15	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-24

Assets
Unaffiliated investments, at value (Cost $1,196,212,064)	$1,164,275,268
Affiliated investments, at value (Cost $24,542,381)	24,548,396
Total investments, at value (Cost $1,220,754,445)	1,188,823,664
Cash	101,006
Foreign currency, at value (Cost $12,294)	12,283
Dividends and interest receivable	19,590,771
Receivable for fund shares sold	337,611
Receivable for investments sold	4,089,063
Other assets	136,912
Total assets	1,213,091,310
Liabilities
Distributions payable	170,095
Payable for investments purchased	7,953,991
Payable for fund shares repurchased	1,691,142
Payable to affiliates
Accounting and legal services fees	58,046
Transfer agent fees	34,005
Trustees’ fees	1,064
Other liabilities and accrued expenses	151,826
Total liabilities	10,060,169
Net assets	$1,203,031,141
Net assets consist of
Paid-in capital	$1,845,219,238
Total distributable earnings (loss)	(642,188,097)
Net assets	$1,203,031,141

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($237,040,609 ÷ 79,073,543 shares)[1]	$3.00
Class C ($4,527,187 ÷ 1,510,554 shares)[1]	$3.00
Class I ($105,790,362 ÷ 35,281,610 shares)	$3.00
Class R6 ($41,442,773 ÷ 13,852,891 shares)	$2.99
Class NAV ($814,230,210 ÷ 271,938,141 shares)	$2.99
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$3.13

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	16

STATEMENT OF OPERATIONS For the year ended 5-31-24

Investment income
Interest	$74,083,107
Dividends from affiliated investments	2,429,528
Dividends	290,195
Other income	57
Total investment income	76,802,887
Expenses
Investment management fees	5,680,547
Distribution and service fees	648,272
Accounting and legal services fees	240,260
Transfer agent fees	414,895
Trustees’ fees	26,043
Custodian fees	143,036
State registration fees	98,854
Printing and postage	63,614
Professional fees	129,753
Other	43,243
Total expenses	7,488,517
Less expense reductions	(105,386)
Net expenses	7,383,131
Net investment income	69,419,756
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(26,441,655)
Affiliated investments	(16,026)
Swap contracts	(57,703)
(26,515,384)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	55,218,939
Affiliated investments	(4,243)
55,214,696
Net realized and unrealized gain	28,699,312
Increase in net assets from operations	$98,119,068
17	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-24	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$69,419,756	$69,449,788
Net realized loss	(26,515,384)	(86,688,286)
Change in net unrealized appreciation (depreciation)	55,214,696	10,706,073
Increase (decrease) in net assets resulting from operations	98,119,068	(6,532,425)
Distributions to shareholders
From earnings
Class A	(14,276,247)	(14,231,229)
Class C	(306,906)	(532,450)
Class I	(6,864,888)	(6,410,102)
Class R6	(2,364,647)	(2,050,441)
Class NAV	(48,272,919)	(50,201,369)
Total distributions	(72,085,607)	(73,425,591)
From fund share transactions	19,187,608	(51,631,652)
Total increase (decrease)	45,221,069	(131,589,668)
Net assets
Beginning of year	1,157,810,072	1,289,399,740
End of year	$1,203,031,141	$1,157,810,072
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	18

Financial highlights
CLASS A SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$2.92	$3.11	$3.45	$3.16	$3.37
Net investment income[1]	0.17	0.16	0.15	0.16	0.17
Net realized and unrealized gain (loss) on investments	0.09	(0.18)	(0.33)	0.29	(0.20)
Total from investment operations	0.26	(0.02)	(0.18)	0.45	(0.03)
Less distributions
From net investment income	(0.18)	(0.17)	(0.16)	(0.16)	(0.18)
Net asset value, end of period	$3.00	$2.92	$3.11	$3.45	$3.16
Total return (%)[2,3]	9.12	(0.36)	(5.39)	14.51	(1.12)
Ratios and supplemental data
Net assets, end of period (in millions)	$237	$235	$260	$288	$262
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.93	0.91	0.92	0.94
Expenses including reductions	0.92	0.92	0.90	0.91	0.93
Net investment income	5.81	5.59	4.60	4.71	5.23
Portfolio turnover (%)	47	39	43	74	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
19	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$2.92	$3.11	$3.45	$3.16	$3.37
Net investment income[1]	0.15	0.14	0.13	0.13	0.15
Net realized and unrealized gain (loss) on investments	0.09	(0.18)	(0.33)	0.30	(0.21)
Total from investment operations	0.24	(0.04)	(0.20)	0.43	(0.06)
Less distributions
From net investment income	(0.16)	(0.15)	(0.14)	(0.14)	(0.15)
Net asset value, end of period	$3.00	$2.92	$3.11	$3.45	$3.16
Total return (%)[2,3]	8.31	(1.11)	(6.09)	13.66	(1.86)
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$7	$14	$25	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	1.68	1.66	1.67	1.69
Expenses including reductions	1.67	1.67	1.65	1.66	1.68
Net investment income	5.06	4.79	3.83	3.95	4.48
Portfolio turnover (%)	47	39	43	74	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	20

CLASS I SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$2.92	$3.11	$3.45	$3.16	$3.36
Net investment income[1]	0.18	0.17	0.16	0.17	0.18
Net realized and unrealized gain (loss) on investments	0.09	(0.18)	(0.33)	0.29	(0.20)
Total from investment operations	0.27	(0.01)	(0.17)	0.46	(0.02)
Less distributions
From net investment income	(0.19)	(0.18)	(0.17)	(0.17)	(0.18)
Net asset value, end of period	$3.00	$2.92	$3.11	$3.45	$3.16
Total return (%)[2]	9.39	(0.11)	(5.15)	14.79	(0.58)
Ratios and supplemental data
Net assets, end of period (in millions)	$106	$101	$97	$98	$91
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	0.68	0.66	0.67	0.69
Expenses including reductions	0.67	0.67	0.65	0.66	0.68
Net investment income	6.04	5.80	4.83	4.94	5.48
Portfolio turnover (%)	47	39	43	74	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
21	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$2.92	$3.11	$3.45	$3.16	$3.36
Net investment income[1]	0.18	0.17	0.17	0.17	0.19
Net realized and unrealized gain (loss) on investments	0.08	(0.18)	(0.34)	0.29	(0.20)
Total from investment operations	0.26	(0.01)	(0.17)	0.46	(0.01)
Less distributions
From net investment income	(0.19)	(0.18)	(0.17)	(0.17)	(0.19)
Net asset value, end of period	$2.99	$2.92	$3.11	$3.45	$3.16
Total return (%)[2]	9.16	0.00[3]	(5.05)	14.91	(0.47)
Ratios and supplemental data
Net assets, end of period (in millions)	$41	$33	$34	$31	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57	0.57	0.55	0.56	0.58
Expenses including reductions	0.56	0.56	0.54	0.55	0.57
Net investment income	6.17	5.95	4.95	5.06	5.60
Portfolio turnover (%)	47	39	43	74	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than 1%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	22

CLASS NAV SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$2.92	$3.11	$3.45	$3.16	$3.36
Net investment income[1]	0.18	0.17	0.17	0.17	0.19
Net realized and unrealized gain (loss) on investments	0.08	(0.18)	(0.34)	0.29	(0.20)
Total from investment operations	0.26	(0.01)	(0.17)	0.46	(0.01)
Less distributions
From net investment income	(0.19)	(0.18)	(0.17)	(0.17)	(0.19)
Net asset value, end of period	$2.99	$2.92	$3.11	$3.45	$3.16
Total return (%)[2]	9.16	0.00[3]	(5.05)	14.93	(0.46)
Ratios and supplemental data
Net assets, end of period (in millions)	$814	$782	$884	$1,051	$676
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56	0.56	0.54	0.55	0.57
Expenses including reductions	0.55	0.55	0.53	0.54	0.56
Net investment income	6.19	5.96	4.96	5.08	5.62
Portfolio turnover (%)	47	39	43	74	59

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than 1%.
23	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock High Yield Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high current income. Capital appreciation is a secondary goal. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK High Yield Fund	24

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$24,073,737	—	$24,073,737	—
Corporate bonds	1,037,607,825	—	1,037,607,825	—
Term loans	65,520,364	—	65,520,364	—
Collateralized mortgage obligations	1,472,867	—	1,472,867	—
Asset backed securities	29,622,092	—	29,622,092	—
Common stocks	—	—	—	—
Preferred securities	5,978,383	$4,073,511	—	$1,904,872
Escrow certificates	—	—	—	—
Short-term investments	24,548,396	24,548,396	—	—
Total investments in securities	$1,188,823,664	$28,621,907	$1,158,296,885	$1,904,872
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will
25	JOHN HANCOCK High Yield Fund |

depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
| JOHN HANCOCK High Yield Fund	26

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2024 were $7,207.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $14,868,238 and a long-term capital loss carryforward of $604,025,213 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2024 and 2023 was as follows:
	May 31, 2024	May 31, 2023
Ordinary income	$72,085,607	$73,425,591
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2024, the components of distributable earnings on a tax basis consisted of $13,426,156 of undistributed ordinary income.
27	JOHN HANCOCK High Yield Fund |

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
| JOHN HANCOCK High Yield Fund	28

Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the year ended May 31, 2024, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging up to $10.2 million. There were no open CDS contracts where the fund acted as seller as of May 31, 2024.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Swap contracts
Credit	$(57,703)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor on an annual basis, equal to the sum of: (a) 0.6250% of the first $75 million of the fund’s average daily net assets, (b) 0.5625% of the next $75 million of the fund’s average daily net assets, (c) 0.5000% of the next $350 million of the fund’s average daily net assets, (d) 0.4750% of the next $2 billion of the fund’s average daily net assets and (e) 0.4500% of the fund’s average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
29	JOHN HANCOCK High Yield Fund |

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$21,729
Class C	530
Class I	10,025
Class	Expense reduction
Class R6	$3,406
Class NAV	69,696
Total	$105,386

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2024, were equivalent to a net annual effective rate of 0.49% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $130,265 for the year ended May 31, 2024. Of this amount, $19,477 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $110,788 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% sales charge. Prior to March 1, 2024, certain Class A shares purchased of $1 million or more and redeemed within one year of purchase were subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2024, CDSCs received by the Distributor amounted to $482 and $131 for Class A and Class C shares, respectively.
| JOHN HANCOCK High Yield Fund	30

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$590,268	$277,697
Class C	58,004	6,825
Class I	—	128,678
Class R6	—	1,695
Total	$648,272	$414,895
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2024 and 2023 were as follows:
	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	26,158,790	$77,589,369	9,599,302	$28,207,469
Distributions reinvested	4,513,929	13,416,783	4,550,263	13,304,889
Repurchased	(31,860,309)	(94,564,909)	(17,496,488)	(51,450,638)
Net decrease	(1,187,590)	$(3,558,757)	(3,346,923)	$(9,938,280)
Class C shares
Sold	315,642	$948,375	241,976	$696,464
Distributions reinvested	102,808	305,115	179,670	525,358
Repurchased	(1,352,434)	(4,023,224)	(2,632,977)	(7,738,512)
Net decrease	(933,984)	$(2,769,734)	(2,211,331)	$(6,516,690)
31	JOHN HANCOCK High Yield Fund |

	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	27,089,710	$80,688,558	40,980,930	$122,294,391
Distributions reinvested	1,925,367	5,718,318	1,926,598	5,638,946
Repurchased	(28,452,611)	(84,346,312)	(39,405,448)	(117,103,342)
Net increase	562,466	$2,060,564	3,502,080	$10,829,995
Class R6 shares
Sold	5,437,245	$16,150,354	3,507,899	$10,277,045
Distributions reinvested	795,452	2,359,727	683,920	1,996,918
Repurchased	(3,714,748)	(11,013,048)	(3,671,395)	(10,748,858)
Net increase	2,517,949	$7,497,033	520,424	$1,525,105
Class NAV shares
Sold	73,399,149	$221,062,447	7,495,383	$22,228,326
Distributions reinvested	16,265,791	48,272,919	17,177,766	50,201,369
Repurchased	(85,543,851)	(253,376,864)	(40,986,063)	(119,961,477)
Net increase (decrease)	4,121,089	$15,958,502	(16,312,914)	$(47,531,782)
Total net increase (decrease)	5,079,930	$19,187,608	(17,848,664)	$(51,631,652)
Affiliates of the fund owned 5% and 100% of shares of Class R6 and Class NAV, respectively, on May 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $535,319,579 and $512,981,299, respectively, for the year ended May 31, 2024.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At May 31, 2024, funds within the John Hancock group of funds complex held 65.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.6%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	9.3%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	7.2%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	7.1%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK High Yield Fund	32

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,455,650	$26,309,925	$585,562,765	$(587,304,025)	$(16,026)	$(4,243)	$2,429,528	—	$24,548,396
Note 10—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at May 31, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$128,700
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.2%	1,776,172
								$1,904,872

[1]	Less than 0.05%.
33	JOHN HANCOCK High Yield Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock High Yield Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK HIGH YIELD FUND	34

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
35	JOHN HANCOCK HIGH YIELD FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3619739	57A 5/24
7/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Investment Grade Bond Fund
Fixed income
May 31, 2024

John Hancock
Investment Grade Bond Fund

2	Fund’s investments
30	Financial statements
34	Financial highlights
40	Notes to financial statements
50	Report of independent registered public accounting firm
51	Tax information
1	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

Fund’s investments
AS OF 5-31-24
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 56.8%				$1,924,980,016
(Cost $2,010,751,870)
U.S. Government 19.2%				649,366,853
U.S. Treasury
Bond	2.250	02-15-52	10,795,000	6,759,947
Bond	3.000	08-15-52	16,193,000	11,994,206
Bond	3.375	08-15-42	37,481,000	31,312,740
Bond	3.375	11-15-48	11,535,000	9,251,430
Bond	4.000	11-15-42	56,420,000	51,428,152
Bond	4.250	02-15-54	114,164,000	107,082,264
Bond	4.625	05-15-44	47,023,000	46,508,686
Bond	4.750	11-15-43	129,411,000	129,734,518
Note	4.000	01-31-31	62,970,000	61,149,773
Note	4.125	03-31-31	50,291,000	49,190,884
Note	4.375	05-15-34	38,080,000	37,740,850
Note	4.625	04-30-29	30,303,000	30,449,780
Note	4.625	04-30-31	76,204,000	76,763,623
U.S. Government Agency 37.6%				1,275,613,163
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	7,811,385	6,883,756
15 Yr Pass Thru	4.000	08-01-37	3,176,186	3,062,676
15 Yr Pass Thru	4.000	08-01-37	1,911,138	1,839,255
15 Yr Pass Thru	4.000	08-01-37	2,761,251	2,648,763
15 Yr Pass Thru	4.000	11-01-37	5,661,016	5,444,552
15 Yr Pass Thru	4.500	12-01-37	1,189,494	1,159,766
15 Yr Pass Thru	4.500	02-01-38	7,572,142	7,382,894
30 Yr Pass Thru	2.500	08-01-51	6,274,577	5,158,847
30 Yr Pass Thru	2.500	11-01-51	4,882,982	4,007,072
30 Yr Pass Thru	2.500	12-01-51	1,581,032	1,290,263
30 Yr Pass Thru	3.000	03-01-43	245,949	217,522
30 Yr Pass Thru	3.000	03-01-43	1,957,382	1,729,243
30 Yr Pass Thru	3.000	04-01-43	327,844	289,488
30 Yr Pass Thru	3.000	12-01-45	693,097	602,548
30 Yr Pass Thru	3.000	10-01-46	707,131	614,555
30 Yr Pass Thru	3.000	10-01-46	567,541	491,800
30 Yr Pass Thru	3.000	12-01-46	2,004,864	1,734,797
30 Yr Pass Thru	3.000	12-01-46	543,573	471,370
30 Yr Pass Thru	3.000	04-01-47	360,699	312,336
30 Yr Pass Thru	3.000	04-01-47	4,410,080	3,810,749
30 Yr Pass Thru	3.000	09-01-49	4,774,363	4,091,210
30 Yr Pass Thru	3.000	10-01-49	3,418,949	2,930,808
30 Yr Pass Thru	3.000	10-01-49	1,754,654	1,503,037
30 Yr Pass Thru	3.000	12-01-49	6,759,957	5,794,803
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	12-01-49	5,463,280	$4,657,650
30 Yr Pass Thru	3.000	01-01-50	10,840,263	9,285,767
30 Yr Pass Thru	3.000	02-01-50	6,072,652	5,175,264
30 Yr Pass Thru	3.000	02-01-52	7,131,490	6,057,576
30 Yr Pass Thru	3.000	06-01-52	8,506,641	7,234,950
30 Yr Pass Thru	3.500	02-01-42	540,163	493,296
30 Yr Pass Thru	3.500	04-01-44	329,970	299,944
30 Yr Pass Thru	3.500	07-01-46	606,040	545,087
30 Yr Pass Thru	3.500	10-01-46	876,955	778,888
30 Yr Pass Thru	3.500	11-01-46	747,618	671,024
30 Yr Pass Thru	3.500	12-01-46	382,968	344,571
30 Yr Pass Thru	3.500	01-01-47	2,820,567	2,536,886
30 Yr Pass Thru	3.500	02-01-47	627,629	565,289
30 Yr Pass Thru	3.500	04-01-47	488,489	439,359
30 Yr Pass Thru	3.500	11-01-48	2,282,930	2,049,041
30 Yr Pass Thru	3.500	06-01-49	13,348	11,885
30 Yr Pass Thru	3.500	03-01-52	2,697,001	2,387,937
30 Yr Pass Thru	3.500	03-01-52	12,449,409	10,968,300
30 Yr Pass Thru	3.500	04-01-52	29,567,218	26,160,477
30 Yr Pass Thru	3.500	06-01-52	7,490,584	6,653,266
30 Yr Pass Thru	3.500	07-01-52	3,321,506	2,924,269
30 Yr Pass Thru	3.500	07-01-52	6,460,828	5,687,640
30 Yr Pass Thru	3.500	07-01-52	4,929,805	4,340,224
30 Yr Pass Thru	4.000	11-01-43	117,639	110,181
30 Yr Pass Thru	4.000	02-01-44	41,042	38,385
30 Yr Pass Thru	4.000	07-01-45	1,532,230	1,428,351
30 Yr Pass Thru	4.000	03-01-48	357,910	331,744
30 Yr Pass Thru	4.000	08-01-48	333,314	308,529
30 Yr Pass Thru	4.000	08-01-49	10,594,307	9,687,484
30 Yr Pass Thru	4.000	05-01-52	239,488	220,318
30 Yr Pass Thru	4.000	05-01-52	17,490,452	15,920,930
30 Yr Pass Thru	4.000	06-01-52	10,332,758	9,405,538
30 Yr Pass Thru	4.000	08-01-52	18,524,357	16,943,101
30 Yr Pass Thru	4.000	08-01-52	11,502,203	10,520,365
30 Yr Pass Thru	4.000	08-01-52	5,615,579	5,104,641
30 Yr Pass Thru	4.000	08-01-52	26,876,446	24,531,855
30 Yr Pass Thru	4.000	08-01-52	2,832,005	2,577,873
30 Yr Pass Thru	4.000	04-01-53	3,186,483	2,916,474
30 Yr Pass Thru	4.000	04-01-53	3,609,199	3,294,347
30 Yr Pass Thru	4.500	02-01-41	191,290	185,283
30 Yr Pass Thru	4.500	03-01-47	658,421	630,633
30 Yr Pass Thru	4.500	06-01-52	4,867,547	4,595,224
30 Yr Pass Thru	4.500	07-01-52	2,159,106	2,037,637
30 Yr Pass Thru	4.500	07-01-52	3,353,593	3,164,923
3	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	08-01-52	1,315,314	$1,242,548
30 Yr Pass Thru	4.500	08-01-52	6,322,749	5,965,060
30 Yr Pass Thru	4.500	08-01-52	5,228,308	4,932,534
30 Yr Pass Thru	4.500	08-01-52	4,484,454	4,202,733
30 Yr Pass Thru	4.500	09-01-52	3,298,977	3,112,349
30 Yr Pass Thru	4.500	09-01-52	3,673,304	3,470,091
30 Yr Pass Thru	4.500	09-01-52	13,450,219	12,697,724
30 Yr Pass Thru	4.500	10-01-52	13,386,495	12,629,199
30 Yr Pass Thru	4.500	10-01-52	4,882,755	4,598,518
30 Yr Pass Thru	4.500	12-01-52	3,130,232	2,951,927
30 Yr Pass Thru	4.500	12-01-52	12,439,862	11,782,767
30 Yr Pass Thru	4.500	02-01-53	11,932,161	11,186,291
30 Yr Pass Thru	4.500	03-01-53	8,091,317	7,583,006
30 Yr Pass Thru	4.500	04-01-53	2,919,577	2,757,833
30 Yr Pass Thru	4.500	04-01-53	10,532,112	9,924,938
30 Yr Pass Thru	4.500	08-01-53	9,186,856	8,677,906
30 Yr Pass Thru	4.500	08-01-53	3,725,184	3,511,825
30 Yr Pass Thru	5.000	07-01-52	9,348,908	9,071,182
30 Yr Pass Thru	5.000	08-01-52	4,757,914	4,589,288
30 Yr Pass Thru	5.000	08-01-52	15,481,619	15,005,503
30 Yr Pass Thru	5.000	09-01-52	17,090,045	16,473,674
30 Yr Pass Thru	5.000	10-01-52	6,563,418	6,330,803
30 Yr Pass Thru	5.000	11-01-52	12,676,496	12,215,343
30 Yr Pass Thru	5.000	11-01-52	3,859,104	3,718,715
30 Yr Pass Thru	5.000	12-01-52	3,271,279	3,169,653
30 Yr Pass Thru	5.000	12-01-52	6,544,672	6,355,671
30 Yr Pass Thru	5.000	12-01-52	10,469,072	10,098,037
30 Yr Pass Thru	5.000	02-01-53	7,757,910	7,475,688
30 Yr Pass Thru	5.000	03-01-53	11,720,394	11,352,624
30 Yr Pass Thru	5.000	07-01-53	17,011,833	16,467,393
30 Yr Pass Thru	5.000	07-01-53	11,145,467	10,785,986
30 Yr Pass Thru	5.000	07-01-53	6,357,614	6,154,147
30 Yr Pass Thru	5.000	08-01-53	7,852,004	7,608,072
30 Yr Pass Thru	5.000	08-01-53	4,416,940	4,281,104
30 Yr Pass Thru	5.500	09-01-52	8,998,200	8,929,631
30 Yr Pass Thru	5.500	06-01-53	4,822,662	4,781,391
30 Yr Pass Thru	5.500	07-01-53	5,343,559	5,297,830
30 Yr Pass Thru	5.500	08-01-53	11,712,786	11,616,210
30 Yr Pass Thru	5.500	08-01-53	2,970,756	2,930,479
30 Yr Pass Thru	5.500	09-01-53	9,574,698	9,492,759
Federal National Mortgage Association
15 Yr Pass Thru	2.000	06-01-36	11,556,811	10,133,839
15 Yr Pass Thru	2.000	06-01-36	7,984,709	7,001,564
15 Yr Pass Thru	2.000	04-01-37	7,964,834	7,018,982
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	2.500	01-01-35	4,688,107	$4,251,413
15 Yr Pass Thru	2.500	08-01-35	6,623,166	5,987,595
15 Yr Pass Thru	2.500	05-01-36	10,668,982	9,675,174
15 Yr Pass Thru	3.000	07-01-27	41,976	40,639
15 Yr Pass Thru	3.000	03-01-33	6,552,908	6,151,675
15 Yr Pass Thru	3.500	06-01-34	208,067	197,316
15 Yr Pass Thru	4.000	12-01-24	6,870	6,820
15 Yr Pass Thru	4.000	09-01-37	5,236,771	5,049,620
15 Yr Pass Thru	4.000	10-01-37	4,446,868	4,279,609
15 Yr Pass Thru	4.000	01-01-38	2,468,606	2,365,726
15 Yr Pass Thru	4.500	11-01-37	6,067,321	5,915,683
15 Yr Pass Thru	4.500	12-01-37	1,949,001	1,900,290
30 Yr Pass Thru	2.000	09-01-50	8,111,242	6,362,142
30 Yr Pass Thru	2.000	12-01-50	3,566,274	2,768,271
30 Yr Pass Thru	2.000	12-01-50	20,952,993	16,408,521
30 Yr Pass Thru	2.000	03-01-51	7,028,526	5,559,027
30 Yr Pass Thru	2.000	07-01-51	2,732,324	2,120,928
30 Yr Pass Thru	2.000	02-01-52	22,801,805	17,720,961
30 Yr Pass Thru	2.500	12-01-50	46,345	37,974
30 Yr Pass Thru	2.500	08-01-51	2,991,863	2,451,443
30 Yr Pass Thru	2.500	08-01-51	4,453,721	3,649,245
30 Yr Pass Thru	2.500	10-01-51	2,202,527	1,803,308
30 Yr Pass Thru	2.500	11-01-51	13,710,711	11,285,559
30 Yr Pass Thru	2.500	01-01-52	5,364,138	4,379,288
30 Yr Pass Thru	2.500	03-01-52	37,093,929	30,260,340
30 Yr Pass Thru	3.000	12-01-42	535,074	472,296
30 Yr Pass Thru	3.000	04-01-43	1,664,558	1,465,658
30 Yr Pass Thru	3.000	12-01-45	1,210,429	1,051,984
30 Yr Pass Thru	3.000	08-01-46	776,112	671,608
30 Yr Pass Thru	3.000	10-01-46	883,363	766,626
30 Yr Pass Thru	3.000	01-01-47	1,070,081	926,663
30 Yr Pass Thru	3.000	02-01-47	589,329	510,896
30 Yr Pass Thru	3.000	10-01-47	1,287,952	1,113,724
30 Yr Pass Thru	3.000	12-01-47	4,680,078	4,032,354
30 Yr Pass Thru	3.000	11-01-48	920,885	799,190
30 Yr Pass Thru	3.000	11-01-48	3,772,908	3,240,125
30 Yr Pass Thru	3.000	12-01-48	578,307	498,270
30 Yr Pass Thru	3.000	09-01-49	3,069,755	2,623,795
30 Yr Pass Thru	3.000	09-01-49	1,734,373	1,463,984
30 Yr Pass Thru	3.000	10-01-49	667,961	569,462
30 Yr Pass Thru	3.000	10-01-49	2,334,152	2,005,270
30 Yr Pass Thru	3.000	11-01-49	9,639,075	8,256,830
30 Yr Pass Thru	3.000	11-01-49	1,663,169	1,400,762
30 Yr Pass Thru	3.000	11-01-49	1,213,919	1,039,842
5	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	12-01-51	5,621,843	$4,765,776
30 Yr Pass Thru	3.000	01-01-52	12,719,807	10,838,148
30 Yr Pass Thru	3.000	02-01-52	4,627,993	3,931,074
30 Yr Pass Thru	3.000	02-01-52	7,013,576	5,911,391
30 Yr Pass Thru	3.500	01-01-42	410,826	374,524
30 Yr Pass Thru	3.500	06-01-42	765,760	697,330
30 Yr Pass Thru	3.500	07-01-42	1,297,994	1,181,788
30 Yr Pass Thru	3.500	01-01-43	233,578	212,869
30 Yr Pass Thru	3.500	04-01-43	177,380	161,169
30 Yr Pass Thru	3.500	06-01-43	855,139	776,537
30 Yr Pass Thru	3.500	07-01-43	145,161	131,769
30 Yr Pass Thru	3.500	03-01-44	1,273,978	1,159,211
30 Yr Pass Thru	3.500	10-01-44	1,502,034	1,339,296
30 Yr Pass Thru	3.500	04-01-45	304,358	273,855
30 Yr Pass Thru	3.500	04-01-45	711,564	640,251
30 Yr Pass Thru	3.500	07-01-46	673,717	602,197
30 Yr Pass Thru	3.500	07-01-46	450,877	404,140
30 Yr Pass Thru	3.500	07-01-47	1,758,423	1,579,446
30 Yr Pass Thru	3.500	11-01-47	1,442,572	1,293,039
30 Yr Pass Thru	3.500	12-01-47	869,082	778,452
30 Yr Pass Thru	3.500	01-01-48	1,659,202	1,486,176
30 Yr Pass Thru	3.500	03-01-48	845,714	759,371
30 Yr Pass Thru	3.500	06-01-49	5,201,304	4,639,393
30 Yr Pass Thru	3.500	09-01-49	2,700,263	2,396,733
30 Yr Pass Thru	3.500	10-01-49	1,679,803	1,490,981
30 Yr Pass Thru	3.500	01-01-50	4,732,633	4,197,691
30 Yr Pass Thru	3.500	04-01-50	7,136,675	6,342,821
30 Yr Pass Thru	3.500	09-01-50	10,138,523	8,998,875
30 Yr Pass Thru	3.500	02-01-52	2,422,506	2,158,525
30 Yr Pass Thru	3.500	04-01-52	3,282,860	2,899,479
30 Yr Pass Thru	3.500	04-01-52	2,827,924	2,500,322
30 Yr Pass Thru	3.500	08-01-52	9,462,876	8,330,423
30 Yr Pass Thru	4.000	09-01-40	209,957	197,628
30 Yr Pass Thru	4.000	01-01-41	183,628	172,761
30 Yr Pass Thru	4.000	09-01-41	282,957	265,779
30 Yr Pass Thru	4.000	09-01-41	799,189	751,274
30 Yr Pass Thru	4.000	10-01-41	13,442	12,631
30 Yr Pass Thru	4.000	11-01-41	463,153	435,231
30 Yr Pass Thru	4.000	01-01-42	140,433	131,941
30 Yr Pass Thru	4.000	01-01-42	150,215	141,133
30 Yr Pass Thru	4.000	03-01-42	811,519	761,652
30 Yr Pass Thru	4.000	05-01-43	1,012,057	947,574
30 Yr Pass Thru	4.000	09-01-43	810,940	758,390
30 Yr Pass Thru	4.000	10-01-43	577,460	539,625
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	12-01-43	698,396	$652,910
30 Yr Pass Thru	4.000	01-01-44	166,273	155,425
30 Yr Pass Thru	4.000	02-01-46	427,018	395,538
30 Yr Pass Thru	4.000	06-01-46	328,789	304,345
30 Yr Pass Thru	4.000	07-01-46	599,786	555,195
30 Yr Pass Thru	4.000	03-01-47	1,122,594	1,039,135
30 Yr Pass Thru	4.000	05-01-47	922,079	853,527
30 Yr Pass Thru	4.000	12-01-47	375,403	347,728
30 Yr Pass Thru	4.000	04-01-48	1,202,935	1,113,502
30 Yr Pass Thru	4.000	06-01-48	697,360	643,117
30 Yr Pass Thru	4.000	10-01-48	592,102	547,341
30 Yr Pass Thru	4.000	01-01-49	435,013	398,729
30 Yr Pass Thru	4.000	07-01-49	854,205	789,097
30 Yr Pass Thru	4.000	07-01-49	1,418,931	1,308,563
30 Yr Pass Thru	4.000	08-01-49	2,770,122	2,558,983
30 Yr Pass Thru	4.000	09-01-49	1,981,832	1,821,487
30 Yr Pass Thru	4.000	02-01-50	2,331,465	2,141,374
30 Yr Pass Thru	4.000	03-01-51	8,849,764	8,144,811
30 Yr Pass Thru	4.000	08-01-51	4,885,617	4,505,600
30 Yr Pass Thru	4.000	04-01-52	960,178	879,491
30 Yr Pass Thru	4.000	05-01-52	8,995,346	8,216,251
30 Yr Pass Thru	4.000	05-01-52	6,425,443	5,840,818
30 Yr Pass Thru	4.000	05-01-52	6,055,650	5,512,241
30 Yr Pass Thru	4.000	06-01-52	270,064	248,129
30 Yr Pass Thru	4.000	06-01-52	1,962,541	1,804,217
30 Yr Pass Thru	4.000	06-01-52	6,856,404	6,303,274
30 Yr Pass Thru	4.000	06-01-52	4,561,070	4,146,077
30 Yr Pass Thru	4.000	07-01-52	15,242,656	13,955,819
30 Yr Pass Thru	4.000	07-01-52	5,305,625	4,842,784
30 Yr Pass Thru	4.000	07-01-52	4,180,356	3,815,679
30 Yr Pass Thru	4.000	07-01-52	7,799,991	7,095,177
30 Yr Pass Thru	4.500	08-01-40	366,642	354,848
30 Yr Pass Thru	4.500	08-01-40	196,783	190,397
30 Yr Pass Thru	4.500	12-01-40	137,672	133,069
30 Yr Pass Thru	4.500	05-01-41	146,046	141,287
30 Yr Pass Thru	4.500	05-01-41	249,689	241,219
30 Yr Pass Thru	4.500	06-01-41	265,987	257,227
30 Yr Pass Thru	4.500	07-01-41	149,725	144,831
30 Yr Pass Thru	4.500	11-01-41	41,148	39,782
30 Yr Pass Thru	4.500	12-01-41	670,030	647,633
30 Yr Pass Thru	4.500	05-01-42	357,653	345,885
30 Yr Pass Thru	4.500	04-01-48	405,930	388,040
30 Yr Pass Thru	4.500	07-01-48	771,968	733,845
30 Yr Pass Thru	4.500	06-01-52	3,913,526	3,694,578
7	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	06-01-52	9,081,120	$8,570,224
30 Yr Pass Thru	4.500	06-01-52	6,716,341	6,348,979
30 Yr Pass Thru	4.500	07-01-52	7,523,634	7,100,360
30 Yr Pass Thru	4.500	07-01-52	1,366,347	1,291,612
30 Yr Pass Thru	4.500	07-01-52	7,954,625	7,507,104
30 Yr Pass Thru	4.500	08-01-52	4,473,051	4,193,444
30 Yr Pass Thru	4.500	08-01-52	1,022,170	965,622
30 Yr Pass Thru	4.500	08-01-52	7,456,679	6,990,568
30 Yr Pass Thru	4.500	08-01-52	6,208,310	5,859,035
30 Yr Pass Thru	4.500	08-01-52	7,847,321	7,356,791
30 Yr Pass Thru	4.500	08-01-52	5,453,144	5,112,272
30 Yr Pass Thru	4.500	09-01-52	6,172,982	5,846,915
30 Yr Pass Thru	4.500	09-01-52	6,544,620	6,174,380
30 Yr Pass Thru	4.500	09-01-52	3,219,162	3,037,048
30 Yr Pass Thru	4.500	10-01-52	5,148,172	4,876,237
30 Yr Pass Thru	4.500	10-01-52	16,132,249	15,219,620
30 Yr Pass Thru	4.500	10-01-52	4,186,009	3,949,199
30 Yr Pass Thru	4.500	10-01-52	3,515,423	3,320,943
30 Yr Pass Thru	4.500	11-01-52	4,293,493	4,050,603
30 Yr Pass Thru	4.500	11-01-52	12,352,529	11,668,202
30 Yr Pass Thru	4.500	04-01-53	10,590,230	9,990,295
30 Yr Pass Thru	4.500	05-01-53	2,570,191	2,427,803
30 Yr Pass Thru	5.000	07-01-52	5,037,942	4,894,028
30 Yr Pass Thru	5.000	08-01-52	16,578,147	16,109,755
30 Yr Pass Thru	5.000	09-01-52	12,383,916	11,956,627
30 Yr Pass Thru	5.000	10-01-52	7,016,009	6,798,049
30 Yr Pass Thru	5.000	10-01-52	9,467,275	9,174,791
30 Yr Pass Thru	5.000	11-01-52	6,506,055	6,318,170
30 Yr Pass Thru	5.000	12-01-52	6,264,159	6,069,556
30 Yr Pass Thru	5.000	01-01-53	11,162,443	10,843,575
30 Yr Pass Thru	5.000	04-01-53	5,619,848	5,441,749
30 Yr Pass Thru	5.000	04-01-53	11,637,140	11,286,529
30 Yr Pass Thru	5.000	05-01-53	7,068,485	6,859,939
30 Yr Pass Thru	5.000	07-01-53	19,164,340	18,568,978
30 Yr Pass Thru	5.500	10-01-52	8,266,107	8,190,201
30 Yr Pass Thru	5.500	12-01-52	7,273,111	7,213,142
30 Yr Pass Thru	5.500	12-01-52	1,379,885	1,368,508
30 Yr Pass Thru	5.500	12-01-52	2,754,401	2,740,298
30 Yr Pass Thru	5.500	05-01-53	12,091,202	11,980,171
30 Yr Pass Thru	5.500	07-01-53	3,085,140	3,051,603
30 Yr Pass Thru	5.500	02-01-54	6,541,012	6,482,991
30 Yr Pass Thru	5.500	03-01-54	5,805,096	5,744,532

30 Yr Pass Thru	5.500	05-01-54	5,300,000	5,229,800
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 31.1%				$1,053,476,150
(Cost $1,086,826,421)
Communication services 1.2%				40,223,391
Entertainment 0.5%
Netflix, Inc. (A)	4.875	06-15-30	4,756,000	4,656,424
WarnerMedia Holdings, Inc.	4.279	03-15-32	12,834,000	11,232,416
Media 0.3%
Charter Communications Operating LLC	4.200	03-15-28	6,857,000	6,449,524
Charter Communications Operating LLC	6.384	10-23-35	4,715,000	4,601,772
Wireless telecommunication services 0.4%
T-Mobile USA, Inc.	3.375	04-15-29	3,360,000	3,075,059
T-Mobile USA, Inc.	3.875	04-15-30	10,983,000	10,208,196
Consumer discretionary 1.7%				59,264,237
Automobiles 1.2%
Ford Motor Company	3.250	02-12-32	4,518,000	3,713,423
Ford Motor Company	6.100	08-19-32	3,408,000	3,398,652
Ford Motor Credit Company LLC	4.000	11-13-30	7,970,000	7,064,645
Ford Motor Credit Company LLC	6.125	03-08-34	2,970,000	2,932,855
Ford Motor Credit Company LLC	6.800	05-12-28	4,642,000	4,774,138
Ford Motor Credit Company LLC	7.122	11-07-33	2,535,000	2,673,577
General Motors Financial Company, Inc.	2.400	10-15-28	8,649,000	7,604,438
Hyundai Capital America (A)	2.375	10-15-27	1,339,000	1,211,773
Hyundai Capital America (A)	5.400	01-08-31	4,322,000	4,288,411
Hyundai Capital America (A)	5.680	06-26-28	3,290,000	3,307,364
Hotels, restaurants and leisure 0.3%
Booking Holdings, Inc.	4.625	04-13-30	3,215,000	3,138,254
Expedia Group, Inc.	3.800	02-15-28	7,359,000	6,967,776
Leisure products 0.0%
Brunswick Corp.	5.850	03-18-29	1,378,000	1,375,858
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	3,422,000	3,257,047
Textiles, apparel and luxury goods 0.1%
Tapestry, Inc.	7.700	11-27-30	1,883,000	1,967,452
Tapestry, Inc.	7.850	11-27-33	1,507,000	1,588,574
Consumer staples 0.7%				22,053,656
Food products 0.7%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	2,598,000	2,664,418
JBS USA LUX SA	3.625	01-15-32	5,365,000	4,600,138
JBS USA LUX SA	5.750	04-01-33	5,285,000	5,208,313
Kraft Heinz Foods Company	4.375	06-01-46	6,883,000	5,642,074
Kraft Heinz Foods Company	5.000	06-04-42	1,873,000	1,703,525
Pilgrim’s Pride Corp.	6.250	07-01-33	2,212,000	2,235,188
9	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 3.9%				$130,477,052
Oil, gas and consumable fuels 3.9%
Aker BP ASA (A)	3.100	07-15-31	1,392,000	1,178,618
Aker BP ASA (A)	3.750	01-15-30	880,000	805,883
Aker BP ASA (A)	4.000	01-15-31	1,805,000	1,631,237
Cheniere Energy Partners LP	3.250	01-31-32	7,787,000	6,599,755
Cheniere Energy Partners LP	4.500	10-01-29	1,537,000	1,460,648
Cheniere Energy Partners LP	5.950	06-30-33	726,000	732,419
Cheniere Energy, Inc. (A)	5.650	04-15-34	1,545,000	1,532,055
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	2,473,000	2,425,193
Columbia Pipelines Operating Company LLC (A)	5.927	08-15-30	1,161,000	1,178,075
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	4,067,000	4,145,465
Continental Resources, Inc. (A)	2.875	04-01-32	2,321,000	1,880,939
Continental Resources, Inc.	4.900	06-01-44	2,073,000	1,713,367
Continental Resources, Inc. (A)	5.750	01-15-31	4,259,000	4,196,152
Diamondback Energy, Inc.	5.750	04-18-54	3,561,000	3,432,963
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	4,203,000	3,916,813
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	5,021,000	4,787,741
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,974,000	2,121,462
Energy Transfer LP	4.200	04-15-27	2,538,000	2,456,953
Energy Transfer LP	5.150	03-15-45	2,171,000	1,911,776
Energy Transfer LP	5.250	04-15-29	9,197,000	9,143,743
Energy Transfer LP	5.400	10-01-47	4,657,000	4,181,680
Energy Transfer LP	5.500	06-01-27	3,219,000	3,223,516
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	6,002,000	5,733,098
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,895,000	2,123,172
MPLX LP	4.250	12-01-27	2,476,000	2,393,015
MPLX LP	4.950	09-01-32	2,234,000	2,126,165
MPLX LP	5.000	03-01-33	2,099,000	1,994,449
Occidental Petroleum Corp.	6.450	09-15-36	5,253,000	5,471,732
Occidental Petroleum Corp.	6.625	09-01-30	1,830,000	1,911,710
ONEOK, Inc.	5.650	11-01-28	1,465,000	1,480,882
ONEOK, Inc.	6.050	09-01-33	3,502,000	3,584,802
ONEOK, Inc.	6.625	09-01-53	3,510,000	3,753,527
Ovintiv, Inc.	5.650	05-15-28	1,022,000	1,031,997
Ovintiv, Inc.	6.250	07-15-33	1,025,000	1,052,310
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Ovintiv, Inc.	7.200	11-01-31	434,000	$467,155
Sabine Pass Liquefaction LLC	4.200	03-15-28	2,130,000	2,052,332
Sabine Pass Liquefaction LLC	4.500	05-15-30	7,143,000	6,822,635
Sabine Pass Liquefaction LLC	5.000	03-15-27	3,173,000	3,146,536
Targa Resources Corp.	4.950	04-15-52	3,233,000	2,749,711
Targa Resources Corp.	6.150	03-01-29	3,088,000	3,180,629
Targa Resources Partners LP	4.000	01-15-32	2,648,000	2,366,918
The Williams Companies, Inc.	4.650	08-15-32	1,669,000	1,581,560
Var Energi ASA (A)	7.500	01-15-28	482,000	505,849
Var Energi ASA (A)	8.000	11-15-32	6,514,000	7,279,330
Western Midstream Operating LP	4.050	02-01-30	3,253,000	3,011,085
Financials 10.7%				363,557,446
Banks 6.3%
Banco Santander SA	4.379	04-12-28	2,842,000	2,724,384
Bank of America Corp. (2.087% to 6-14-28, then Overnight SOFR + 1.060%)	2.087	06-14-29	6,730,000	5,936,571
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	5,771,000	4,950,024
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	9,617,000	8,082,445
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	4,585,000	4,023,100
Bank of America Corp. (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%)	3.970	03-05-29	4,062,000	3,868,439
Bank of America Corp. (4.271% to 7-23-28, then 3 month CME Term SOFR + 1.572%)	4.271	07-23-29	6,963,000	6,682,771
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	4,728,000	4,781,705
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	9,772,000	9,765,695
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	2,875,000	2,862,595
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,400,000	1,495,470
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (A)	5.716	01-18-30	2,746,000	2,744,469
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	3,383,000	2,812,559
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%)	5.174	02-13-30	2,227,000	2,205,272
11	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	3,886,000	$3,946,466
Citizens Financial Group, Inc.	3.250	04-30-30	3,408,000	2,976,479
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	2,461,000	2,524,995
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	2,152,000	2,121,280
Credit Agricole SA (A)	3.250	01-14-30	6,407,000	5,661,246
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (A)	6.316	10-03-29	3,834,000	3,952,206
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	3,140,000	3,219,040
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	2,203,000	2,245,592
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	1,844,000	1,829,300
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,598,000	1,647,949
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	6,498,000	5,582,040
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	6,410,000	5,577,038
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	1,624,000	1,570,739
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)	4.600	02-01-25	3,853,000	3,781,537
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	3,729,000	3,679,595
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	2,488,000	2,515,080
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	3,307,000	3,104,378
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	2,764,000	2,802,784
Santander Holdings USA, Inc. (2.490% to 1-6-27, then Overnight SOFR + 1.249%)	2.490	01-06-28	2,688,000	2,464,432
Santander Holdings USA, Inc.	3.244	10-05-26	7,646,000	7,203,681
Santander Holdings USA, Inc.	4.400	07-13-27	1,290,000	1,245,124
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (A)	5.634	01-19-30	1,493,000	$1,480,800
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (A)	6.221	06-15-33	2,282,000	2,280,042
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (A)	6.446	01-10-29	4,578,000	4,674,575
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	5,112,000	4,543,831
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	6,155,000	6,195,712
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	3,494,000	3,558,624
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	2,132,000	2,034,634
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (B)(C)	8.643	09-01-24	2,259,000	2,267,583
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	4,213,000	4,189,114
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	3,109,000	3,119,185
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	2,252,000	2,385,217
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	2,177,000	2,171,590
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	3,497,000	3,525,313
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%)	6.787	10-26-27	3,778,000	3,888,521
Wells Fargo & Company (2.393% to 6-2-27, then Overnight SOFR + 2.100%)	2.393	06-02-28	9,704,000	8,902,015
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	6,123,000	5,394,329
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	9,200,000	7,933,396
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	5,679,000	5,630,505
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)	5.875	06-15-25	8,457,000	8,410,825
13	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 2.7%
Ares Capital Corp.	2.150	07-15-26	3,069,000	$2,831,013
Ares Capital Corp.	2.875	06-15-28	3,739,000	3,323,395
Ares Capital Corp.	5.875	03-01-29	2,299,000	2,273,435
Ares Capital Corp.	5.950	07-15-29	1,129,000	1,114,376
Blackstone Private Credit Fund	3.250	03-15-27	627,000	578,451
Blackstone Private Credit Fund	4.000	01-15-29	3,722,000	3,411,181
Blackstone Private Credit Fund (A)	7.300	11-27-28	2,952,000	3,076,956
Cantor Fitzgerald LP (A)	7.200	12-12-28	6,112,000	6,288,233
Deutsche Bank AG (2.552% to 1-7-27, then Overnight SOFR + 1.318%)	2.552	01-07-28	5,610,000	5,173,431
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	2,382,000	2,472,628
Jefferies Financial Group, Inc.	5.875	07-21-28	2,651,000	2,664,514
Jefferies Financial Group, Inc.	6.200	04-14-34	2,919,000	2,930,227
Lazard Group LLC	4.375	03-11-29	2,662,000	2,541,800
Lazard Group LLC	6.000	03-15-31	1,826,000	1,842,562
Macquarie Bank, Ltd. (A)	3.624	06-03-30	2,779,000	2,468,175
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	2,187,000	1,773,492
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	6,256,000	4,932,556
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%)	5.164	04-20-29	2,994,000	2,973,833
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	5,781,000	5,739,646
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%)	4.975	03-14-30	2,116,000	2,094,007
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	3,449,000	3,481,634
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	3,986,000	4,118,656
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	12,005,000	10,019,745
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	3,932,000	3,256,738
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	2,991,000	2,977,797
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	2,280,000	2,380,483
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (A)(B)	9.250	11-13-28	1,791,000	1,912,211
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	1,335,000	$1,485,724
Consumer finance 0.4%
Ally Financial, Inc. (6.992% to 6-13-28, then Overnight SOFR + 3.260%)	6.992	06-13-29	3,175,000	3,281,303
Discover Financial Services	4.100	02-09-27	1,385,000	1,330,974
Discover Financial Services	6.700	11-29-32	4,001,000	4,181,425
Trust Fibra Uno (A)	7.375	02-13-34	3,492,000	3,465,747
Financial services 0.6%
Apollo Debt Solutions BDC (A)	6.900	04-13-29	1,538,000	1,548,388
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	1,432,000	1,440,976
Enact Holdings, Inc.	6.250	05-28-29	3,578,000	3,577,062
National Rural Utilities Cooperative Finance Corp.	4.850	02-07-29	3,622,000	3,582,585
National Rural Utilities Cooperative Finance Corp.	5.600	11-13-26	2,879,000	2,901,636
NMI Holdings, Inc.	6.000	08-15-29	3,328,000	3,290,660
Radian Group, Inc.	6.200	05-15-29	5,021,000	5,050,216
Insurance 0.7%
Athene Holding, Ltd.	3.500	01-15-31	7,206,000	6,360,047
CNA Financial Corp.	2.050	08-15-30	1,209,000	999,512
CNO Financial Group, Inc.	5.250	05-30-29	4,438,000	4,293,914
CNO Financial Group, Inc.	6.450	06-15-34	1,790,000	1,795,088
F&G Annuities & Life, Inc. (D)	6.500	06-04-29	1,715,000	1,712,276
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,925,000	2,947,473
SBL Holdings, Inc. (A)	5.000	02-18-31	2,741,000	2,357,529
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	5,137,000	4,131,445
Health care 2.4%				81,771,899
Biotechnology 0.5%
Amgen, Inc.	5.250	03-02-30	7,603,000	7,622,856
Amgen, Inc.	5.250	03-02-33	4,643,000	4,607,689
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	6,088,000	4,961,215
Health care equipment and supplies 0.3%
Solventum Corp. (A)	5.400	03-01-29	2,925,000	2,906,655
Solventum Corp. (A)	5.450	03-13-31	5,616,000	5,538,348
Health care providers and services 0.9%
Cencora, Inc.	2.800	05-15-30	4,361,000	3,815,503
Centene Corp.	4.625	12-15-29	7,915,000	7,450,953
CVS Health Corp.	3.750	04-01-30	2,931,000	2,676,185
CVS Health Corp.	5.050	03-25-48	2,582,000	2,225,749
15	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	6,381,000	$5,056,088
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	6,479,000	5,842,348
HCA, Inc.	5.450	04-01-31	1,144,000	1,136,796
Universal Health Services, Inc.	2.650	10-15-30	3,450,000	2,908,051
Life sciences tools and services 0.1%
Icon Investments Six DAC	5.809	05-08-27	1,080,000	1,088,290
Icon Investments Six DAC	5.849	05-08-29	1,902,000	1,925,852
Thermo Fisher Scientific, Inc.	4.977	08-10-30	1,865,000	1,855,543
Pharmaceuticals 0.6%
IQVIA, Inc.	6.250	02-01-29	1,903,000	1,948,341
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	3,483,000	3,367,724
Royalty Pharma PLC	1.750	09-02-27	2,019,000	1,801,783
Viatris, Inc.	2.700	06-22-30	5,413,000	4,557,450
Viatris, Inc.	4.000	06-22-50	12,569,000	8,478,480
Industrials 3.5%				119,331,153
Aerospace and defense 0.3%
BAE Systems PLC (A)	5.250	03-26-31	1,246,000	1,235,172
DAE Funding LLC (A)	3.375	03-20-28	4,053,000	3,707,741
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,780,000	1,661,904
Lockheed Martin Corp.	5.250	01-15-33	2,640,000	2,674,624
The Boeing Company (A)	6.298	05-01-29	1,331,000	1,341,787
Building products 0.1%
Owens Corning	3.875	06-01-30	371,000	345,018
Owens Corning	3.950	08-15-29	4,259,000	4,006,523
Commercial services and supplies 0.1%
Waste Management, Inc.	1.500	03-15-31	3,500,000	2,792,626
Construction and engineering 0.1%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	1,956,000	1,972,990
Electrical equipment 0.1%
Regal Rexnord Corp.	6.400	04-15-33	2,025,000	2,084,379
Machinery 0.0%
Ingersoll Rand, Inc.	5.400	08-14-28	686,000	691,395
Passenger airlines 1.6%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	2,259,085	2,114,960
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	1,405,761	1,341,482
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	3,897,812	3,650,016
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	3,547,616	$3,332,646
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	2,270,388	2,084,163
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	2,659,275	2,493,755
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	2,108,176	1,893,541
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	3,805,372	3,309,638
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	3,128,079	2,772,721
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	2,780,765	2,352,344
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	614,150	562,784
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	1,253,211	1,164,070
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	1,330,997	1,229,804
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	857,212	893,179
Delta Air Lines, Inc. (A)	4.750	10-20-28	4,081,119	3,974,444
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	3,053,563	2,608,054
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	4,040,483	3,869,962
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	4,024,930	3,663,807
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	961,341	933,318
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	2,036,456	1,942,987
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	5,948,697	5,951,904
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	3,913,000	3,925,486
Professional services 0.1%
Concentrix Corp.	6.600	08-02-28	3,893,000	3,923,271
Trading companies and distributors 1.1%
AerCap Ireland Capital DAC	2.450	10-29-26	13,822,000	12,861,038
AerCap Ireland Capital DAC	3.000	10-29-28	6,673,000	6,029,098
AerCap Ireland Capital DAC	3.300	01-30-32	2,223,000	1,893,471
AerCap Ireland Capital DAC	5.100	01-19-29	834,000	822,378
Air Lease Corp.	3.625	12-01-27	2,551,000	2,405,179
Ashtead Capital, Inc. (A)	4.250	11-01-29	1,310,000	1,216,729
Ashtead Capital, Inc. (A)	5.500	08-11-32	2,914,000	2,844,792
17	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Ashtead Capital, Inc. (A)	5.550	05-30-33	1,670,000	$1,627,523
Ashtead Capital, Inc. (A)	5.800	04-15-34	1,787,000	1,774,868
Ashtead Capital, Inc. (A)	5.950	10-15-33	3,555,000	3,560,151
SMBC Aviation Capital Finance DAC (A)	2.300	06-15-28	2,033,000	1,793,431
Information technology 2.5%				84,530,623
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	4,836,000	4,027,300
Motorola Solutions, Inc.	2.750	05-24-31	4,718,000	3,974,602
Electronic equipment, instruments and components 0.1%
TD SYNNEX Corp.	2.650	08-09-31	1,965,000	1,607,142
TD SYNNEX Corp.	6.100	04-12-34	1,567,000	1,579,381
IT services 0.1%
Gartner, Inc. (A)	4.500	07-01-28	3,971,000	3,781,351
Kyndryl Holdings, Inc.	6.350	02-20-34	503,000	517,310
Semiconductors and semiconductor equipment 1.5%
Broadcom, Inc. (A)	3.419	04-15-33	6,106,000	5,218,024
Broadcom, Inc.	4.750	04-15-29	11,895,000	11,672,524
Foundry JV Holdco LLC (A)	5.875	01-25-34	2,761,000	2,746,704
Foundry JV Holdco LLC (A)	6.150	01-25-32	6,375,000	6,496,634
Marvell Technology, Inc.	5.950	09-15-33	4,707,000	4,829,665
Micron Technology, Inc.	2.703	04-15-32	2,400,000	1,979,799
Micron Technology, Inc.	5.300	01-15-31	2,207,000	2,192,946
Micron Technology, Inc.	5.327	02-06-29	3,667,000	3,673,268
Micron Technology, Inc.	6.750	11-01-29	6,362,000	6,749,849
Qorvo, Inc. (A)	3.375	04-01-31	1,868,000	1,577,064
Qorvo, Inc.	4.375	10-15-29	2,177,000	2,033,813
Software 0.3%
Atlassian Corp.	5.250	05-15-29	2,071,000	2,063,841
Autodesk, Inc.	2.850	01-15-30	1,690,000	1,492,605
Oracle Corp.	2.950	04-01-30	3,390,000	2,993,928
VMware LLC	4.700	05-15-30	5,006,000	4,811,397
Technology hardware, storage and peripherals 0.3%
Dell International LLC	5.300	10-01-29	2,796,000	2,800,822
Dell International LLC	5.400	04-15-34	5,793,000	5,710,654
Materials 0.4%				13,060,059
Construction materials 0.1%
Cemex SAB de CV (A)	3.875	07-11-31	3,320,000	2,914,579
Metals and mining 0.3%
Anglo American Capital PLC (A)	4.750	04-10-27	2,486,000	2,438,724
Freeport-McMoRan, Inc.	4.250	03-01-30	3,179,000	2,989,008
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	5.450	03-15-43	3,991,000	$3,756,012
Newmont Corp.	2.800	10-01-29	1,084,000	961,736
Real estate 1.1%				35,921,881
Industrial REITs 0.2%
Prologis LP	5.125	01-15-34	3,772,000	3,712,280
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	04-01-29	4,541,000	4,521,114
Real estate management and development 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30	4,414,000	3,740,975
Residential REITs 0.1%
American Homes 4 Rent LP	4.250	02-15-28	1,533,000	1,464,221
Specialized REITs 0.7%
American Tower Corp.	3.800	08-15-29	5,777,000	5,345,938
American Tower Corp.	5.200	02-15-29	3,060,000	3,037,104
American Tower Trust I (A)	5.490	03-15-28	4,086,000	4,103,314
GLP Capital LP	3.250	01-15-32	1,239,000	1,028,190
GLP Capital LP	4.000	01-15-30	1,163,000	1,053,738
SBA Tower Trust (A)	6.599	01-15-28	2,528,000	2,580,885
VICI Properties LP (A)	4.125	08-15-30	1,884,000	1,697,609
VICI Properties LP (A)	4.625	12-01-29	2,293,000	2,146,118
VICI Properties LP	5.125	05-15-32	1,577,000	1,490,395
Utilities 3.0%				103,284,753
Electric utilities 1.6%
American Electric Power Company, Inc.	5.625	03-01-33	1,253,000	1,244,898
Atlantica Transmision Sur SA (A)	6.875	04-30-43	1,690,726	1,757,171
Constellation Energy Generation LLC	6.125	01-15-34	1,103,000	1,148,000
Constellation Energy Generation LLC	6.500	10-01-53	1,881,000	2,008,643
Duke Energy Carolinas LLC	4.950	01-15-33	3,218,000	3,146,631
Duke Energy Corp.	2.450	06-01-30	978,000	833,886
Duke Energy Corp.	5.750	09-15-33	3,799,000	3,842,260
Electricite de France SA (A)	5.650	04-22-29	4,699,000	4,728,502
Eversource Energy	5.125	05-15-33	3,035,000	2,906,925
Exelon Corp.	4.050	04-15-30	4,450,000	4,173,012
Georgia Power Company	4.950	05-17-33	1,998,000	1,943,886
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	7,445,000	6,287,130
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	3,395,000	3,393,474
NRG Energy, Inc. (A)	2.450	12-02-27	3,308,000	2,970,959
NRG Energy, Inc. (A)	4.450	06-15-29	2,668,000	2,509,830
NRG Energy, Inc. (A)	7.000	03-15-33	3,702,000	3,912,214
The Southern Company	5.700	03-15-34	2,999,000	3,042,535
19	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Xcel Energy, Inc.	4.600	06-01-32	4,370,000	$4,066,143
Independent power and renewable electricity producers 0.7%
Indianapolis Power & Light Company (A)	5.650	12-01-32	5,135,000	5,151,056
Vistra Operations Company LLC (A)	3.700	01-30-27	5,707,000	5,412,138
Vistra Operations Company LLC (A)	4.300	07-15-29	5,821,000	5,452,891
Vistra Operations Company LLC (A)	6.000	04-15-34	3,940,000	3,945,640
Vistra Operations Company LLC (A)	6.950	10-15-33	2,965,000	3,158,456
Multi-utilities 0.7%
Dominion Energy, Inc.	3.375	04-01-30	2,900,000	2,604,836
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	2,536,000	2,572,475
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,157,000	1,194,442
National Grid PLC	5.809	06-12-33	4,537,000	4,554,233
NiSource, Inc.	1.700	02-15-31	978,000	776,190
NiSource, Inc.	3.600	05-01-30	2,654,000	2,421,277
NiSource, Inc.	5.250	03-30-28	594,000	592,398
San Diego Gas & Electric Company	4.950	08-15-28	5,782,000	5,769,264
Sempra	5.500	08-01-33	3,309,000	3,294,820

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	2,493,000	2,468,538
Municipal bonds 0.4%				$14,893,513
(Cost $20,015,979)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	2,385,319
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	1,344,787
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	3,537,141
Mississippi Hospital Equipment & Facilities Authority	3.720	09-01-26	1,643,000	1,573,596
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,058,361
Regents of the University of California Medical Center	3.006	05-15-50	5,045,000	3,361,833

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	1,812,000	1,632,476
Collateralized mortgage obligations 4.1%				$139,321,821
(Cost $171,353,335)
Commercial and residential 3.2%				108,023,614
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(E)	0.990	04-25-53	617,531	568,112
Series 2021-2, Class A1 (A)(E)	0.985	04-25-66	758,211	626,201
Series 2021-4, Class A1 (A)(E)	1.035	01-20-65	2,528,833	2,044,544
Series 2021-5, Class A1 (A)(E)	0.951	07-25-66	2,095,272	1,750,444
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	2,464,889	$2,388,219
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	4,215,273	4,087,761
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (A)(E)	1.175	10-25-48	1,203,191	1,027,568
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	1,204,000	1,163,184
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	1,235,000	1,163,778
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(E)	0.941	02-25-49	822,642	726,652
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(C)	6.931	01-15-34	931,774	921,305
Series 2022-CLS, Class A (A)	5.760	10-13-27	2,199,000	2,180,739
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(C)	6.531	08-15-36	6,514,000	6,084,483
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	3,525,761	3,349,531
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	3,606,000	3,360,097
Series 2023-SMRT, Class A (A)(E)	5.820	10-12-40	2,512,000	2,525,165
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(E)	0.924	08-25-66	1,501,050	1,203,764
Series 2021-3, Class A1 (A)(E)	0.956	09-27-66	2,136,284	1,702,973
Series 2021-HX1, Class A1 (A)(E)	1.110	10-25-66	1,704,137	1,399,940
COLT Trust
Series 2020-RPL1, Class A1 (A)(E)	1.390	01-25-65	4,467,436	3,726,122
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(E)	2.683	11-10-46	1,509,000	1,132,201
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.432	05-10-51	25,493,792	376,125
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (A)(E)	4.394	08-10-30	1,135,000	907,716
Series 2017-PANW, Class A (A)	3.244	10-10-29	399,000	367,200
Series 2020-CBM, Class A2 (A)	2.896	02-10-37	1,742,000	1,689,752
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	686,545	646,539
Series 2021-AFC1, Class A1 (A)(E)	0.830	03-25-56	3,390,639	2,705,788
Series 2021-NQM2, Class A1 (A)(E)	1.179	02-25-66	1,281,043	1,100,259
Series 2021-NQM3, Class A1 (A)(E)	1.015	04-25-66	1,141,361	944,626
Series 2021-NQM5, Class A1 (A)(E)	0.938	05-25-66	833,558	665,946
Series 2021-NQM6, Class A1 (A)(E)	1.174	07-25-66	3,113,416	2,545,125
Series 2021-RPL2, Class A1A (A)(E)	1.115	01-25-60	4,080,518	3,313,175
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	2,646,746	2,520,945
Deephaven Residential Mortgage Trust
21	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-2, Class A1 (A)(E)	0.899	04-25-66	1,686,394	$1,446,425
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (A)(E)	0.797	02-25-66	528,555	438,584
Series 2021-2, Class A1 (A)(E)	0.931	06-25-66	1,427,098	1,156,519
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(E)	2.500	02-01-51	3,464,054	2,719,715
GCAT Trust
Series 2021-NQM1, Class A1 (A)(E)	0.874	01-25-66	912,774	765,710
Series 2021-NQM2, Class A1 (A)(E)	1.036	05-25-66	972,225	805,083
Series 2021-NQM3, Class A1 (A)(E)	1.091	05-25-66	1,589,349	1,306,530
GS Mortgage Securities Trust
Series 2020-UPTN, Class A (A)	2.751	02-10-37	1,159,000	1,121,340
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(E)	1.382	09-27-60	262,531	241,169
Series 2021-NQM1, Class A1 (A)(E)	1.017	07-25-61	695,293	601,494
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(E)	1.071	06-25-56	1,134,453	962,540
MFA Trust
Series 2021-NQM1, Class A1 (A)(E)	1.153	04-25-65	647,038	585,027
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (A)(E)	4.316	01-15-43	520,000	442,953
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(E)	3.500	10-25-59	827,024	754,313
NMLT Trust
Series 2021-INV1, Class A1 (A)(E)	1.185	05-25-56	2,872,327	2,385,022
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	969,885	876,889
OBX Trust
Series 2020-EXP2, Class A3 (A)(E)	2.500	05-25-60	749,512	601,316
Series 2021-NQM2, Class A1 (A)(E)	1.101	05-25-61	1,583,062	1,219,163
Series 2021-NQM3, Class A1 (A)(E)	1.054	07-25-61	2,297,495	1,779,359
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (A)(E)	2.000	01-25-36	2,513,567	2,136,264
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	4,837,000	3,860,551
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(E)	0.943	05-25-65	905,062	818,213
Series 2022-1, Class A1 (A)(E)	2.447	12-25-66	2,972,610	2,556,348
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(E)	3.750	04-25-55	1,775,000	1,700,040
Series 2018-4, Class A1 (A)(E)	3.000	06-25-58	1,229,523	1,122,674
Series 2019-1, Class A1 (A)(E)	3.750	03-25-58	1,078,535	1,018,113
Series 2019-4, Class A1 (A)(E)	2.900	10-25-59	1,163,476	1,083,347
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,831,036	1,609,451
Series 2024-1, Class A1 (A)(E)	4.305	03-25-64	4,076,245	4,080,658
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (A)	1.218	05-25-65	407,316	381,636
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	22

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-1, Class A1 (A)(E)	0.815	01-25-66	1,179,732	$1,032,667
Series 2021-3, Class A1 (A)(E)	1.046	06-25-66	2,000,081	1,667,359
Series 2021-4, Class A1 (A)(E)	0.938	07-25-66	985,004	787,820
Series 2021-5, Class A1 (A)(E)	1.013	09-25-66	1,514,231	1,248,987
Series 2021-R2, Class A1 (A)(E)	0.918	02-25-64	835,993	738,442
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	1,137,651	1,055,914
U.S. Government Agency 0.9%				31,298,207
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.200	06-25-25	83,616,063	115,524
Government National Mortgage Association
Series 2012-114, Class IO	0.624	01-16-53	344,847	5,328
Series 2016-174, Class IO	0.896	11-16-56	2,965,120	126,357
Series 2017-109, Class IO	0.230	04-16-57	3,945,972	58,201
Series 2017-124, Class IO	0.627	01-16-59	2,721,814	93,506
Series 2017-140, Class IO	0.486	02-16-59	1,983,433	58,023
Series 2017-169, Class IO	0.578	01-16-60	5,482,484	173,609
Series 2017-20, Class IO	0.524	12-16-58	6,695,989	160,179
Series 2017-22, Class IO	0.752	12-16-57	914,727	33,647
Series 2017-41, Class IO	0.583	07-16-58	2,693,392	68,808
Series 2017-46, Class IO	0.648	11-16-57	3,994,959	148,450
Series 2017-61, Class IO	0.701	05-16-59	1,465,518	53,269
Series 2018-114, Class IO	0.590	04-16-60	1,886,510	73,969
Series 2018-158, Class IO	0.789	05-16-61	12,568,812	701,105
Series 2018-69, Class IO	0.605	04-16-60	1,949,256	85,906
Series 2018-9, Class IO	0.443	01-16-60	3,739,122	114,071
Series 2019-131, Class IO	0.802	07-16-61	6,126,067	344,449
Series 2020-100, Class IO	0.784	05-16-62	8,616,909	507,491
Series 2020-108, Class IO	0.847	06-16-62	23,989,390	1,376,485
Series 2020-114, Class IO	0.801	09-16-62	29,725,094	1,675,755
Series 2020-118, Class IO	0.882	06-16-62	19,828,360	1,223,995
Series 2020-119, Class IO	0.606	08-16-62	8,789,109	409,688
Series 2020-120, Class IO	0.769	05-16-62	23,011,657	1,339,311
Series 2020-137, Class IO	0.796	09-16-62	29,543,115	1,688,132
Series 2020-150, Class IO	0.963	12-16-62	15,055,637	979,496
Series 2020-170, Class IO	0.834	11-16-62	20,248,983	1,282,664
Series 2020-92, Class IO	0.879	02-16-62	19,603,593	1,178,064
Series 2021-10, Class IO	0.986	05-16-63	14,406,276	1,024,975
Series 2021-11, Class IO	1.021	12-16-62	22,333,330	1,577,519
Series 2021-3, Class IO	0.868	09-16-62	35,674,937	2,256,244
Series 2021-40, Class IO	0.821	02-16-63	6,738,652	410,476
Series 2022-181, Class IO	0.717	07-16-64	7,062,175	454,488
Series 2022-21, Class IO	0.784	10-16-63	6,711,415	399,361
Series 2022-221, Class IO	0.844	06-16-64	24,500,213	1,541,365
23	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2023-105, Class IO	0.745	07-16-65	15,741,497	$1,013,105
Series 2023-177, Class IO	0.859	06-16-65	24,192,430	1,598,791
Series 2023-197, Class IO	1.318	09-16-65	7,298,340	647,016
Series 2023-30, Class IO	1.146	11-16-64	12,518,650	894,534
Series 2023-33, Class IO	0.935	05-16-63	20,064,064	1,409,938
Series 2023-36, Class IO	0.935	10-16-64	21,948,045	1,476,067
Series 2023-62, Class IO	0.937	02-16-65	15,830,124	1,070,685

Series 2023-91, Class IO	0.875	04-16-65	19,692,068	1,448,161
Asset backed securities 7.0%				$236,820,009
(Cost $251,615,991)
Asset backed securities 7.0%				236,820,009
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-20-30	2,810,774	2,725,827
AGL Core CLO, Ltd.
Series 2024-31A, Class A (3 month CME Term SOFR + 1.400%) (A)(C)	6.743	07-20-37	3,113,000	3,114,675
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	2,957,000	2,706,189
Series 2023-2A, Class A2 (A)	6.500	11-16-48	2,294,000	2,318,389
AMSR Trust
Series 2021-SFR1, Class B (A)	2.153	06-17-38	2,695,000	2,344,738
APIDOS CLO XLVIII, Ltd.
Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) (A)(C)	6.783	07-25-37	2,111,000	2,112,123
Applebee’s Funding LLC
Series 2023-1A, Class A2 (A)	7.824	03-05-53	1,545,000	1,595,287
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	767,859	687,306
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	4,581,500	4,234,176
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	3,061,000	3,036,537
Bain Capital Credit CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.520%) (A)(C)	6.846	07-15-37	1,951,000	1,973,924
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (A)(C)	6.853	07-25-37	1,561,000	1,562,082
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (A)(C)	6.902	03-13-37	1,350,000	1,360,164
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	3,341,208	2,962,859
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	620,512	596,101
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	4,054,907	3,989,336
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	24

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,714,737	$3,504,340
Series 2021-1A, Class A1 (A)	1.530	03-15-61	3,388,099	3,085,800
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	4,345,210	3,890,627
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	2,719,494	2,401,544
Series 2022-1A, Class A (A)	2.720	01-18-47	1,995,904	1,763,817
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	2,272,000	2,224,488
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	3,796,000	3,535,484
Series 2024-2A, Class A2 (A)	4.500	05-20-49	3,561,000	3,278,285
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	5,539,000	5,107,448
Series 2021-2A, Class A2 (A)	2.400	10-25-51	4,037,000	3,632,453
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,659,375	1,566,113
Series 2021-1A, Class A2I (A)	2.045	11-20-51	5,833,425	5,331,035
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	3,870,000	3,466,222
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	5,103,260	4,851,633
Series 2019-1A, Class A2 (A)	3.668	10-25-49	1,273,920	1,154,618
Series 2021-1A, Class A2I (A)	2.662	04-25-51	3,132,423	2,760,612
Driven Brands Funding LLC
Series 2018-1A, Class A2 (A)	4.739	04-20-48	1,222,000	1,203,253
Series 2020-2A, Class A2 (A)	3.237	01-20-51	3,380,445	3,048,260
Series 2021-1A, Class A2 (A)	2.791	10-20-51	3,627,000	3,149,890
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	496,437	474,041
Elmwood CLO IV, Ltd.
Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) (A)(C)	6.783	04-18-37	2,330,000	2,343,300
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	4,249,000	3,871,660
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (A)	7.549	01-26-54	2,752,000	2,838,033
Ford Credit Auto Owner Trust
Series 2023-2, Class A (A)	5.280	02-15-36	4,003,000	4,015,701
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	1,831,000	1,814,863
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (A)	5.060	03-15-31	4,196,000	4,173,660
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (A)(C)	6.783	07-20-37	1,377,000	1,377,947
25	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	1,459,129	$1,396,351
Series 2021-1A, Class A2 (A)	2.773	04-20-29	2,254,087	2,138,331
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	3,306,000	3,097,592
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	2,700,000	2,480,430
Series 2023-1A, Class A2 (A)	5.687	05-20-53	3,005,000	2,980,753
Jack in the Box Funding LLC
Series 2022-1A, Class A2I (A)	3.445	02-26-52	1,068,645	989,223
Magnetite XL, Ltd.
Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) (A)(C)	6.793	07-15-37	2,212,000	2,213,542
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (A)	6.560	04-20-53	2,245,000	2,284,237
Series 2024-1A, Class A2 (A)	6.230	04-20-54	3,070,000	3,085,154
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	3,947,021	3,709,088
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (A)	2.640	05-15-68	760,364	721,650
Series 2020-GA, Class A (A)	1.170	09-16-69	1,498,635	1,347,647
Series 2021-A, Class A (A)	0.840	05-15-69	1,887,171	1,661,514
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	1,353,983	1,185,756
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	4,646,300	4,138,835
Series 2022-1A, Class A2 (A)	3.695	01-30-52	1,942,293	1,700,927
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	4,682,000	4,144,509
Series 2021-1, Class B1 (A)	2.410	10-20-61	1,823,000	1,554,461
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A (A)	3.844	12-25-25	424,615	408,774
Series 2021-FHT1, Class A (A)	3.104	07-25-26	336,611	315,550
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) (A)(C)	6.783	04-20-37	1,624,000	1,624,278
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (A)(C)	6.743	07-20-37	1,695,000	1,695,000
Progress Residential Trust
Series 2021-SFR8, Class B (A)	1.681	10-17-38	1,837,000	1,664,969
Series 2024-SFR1, Class A (A)	3.350	02-17-41	2,774,000	2,526,946
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	3,774,000	3,627,872
SCF Equipment Leasing LLC
Series 2019-2A, Class C (A)	3.110	06-21-27	2,414,457	2,404,340
Series 2021-1A, Class B (A)	1.370	08-20-29	2,386,000	2,305,737
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	3,176,000	3,172,039
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	26

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	2,442,460	$2,133,006
Series 2024-1A, Class A2 (A)	6.174	01-25-54	1,482,285	1,483,727
Sesac Finance LLC
Series 2019-1, Class A2 (A)	5.216	07-25-49	3,449,955	3,344,092
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	779,949	685,039
Series 2024-A, Class A1A (A)	5.240	03-15-56	2,955,919	2,926,560
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX (A)	3.090	08-17-48	298,071	283,717
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	2,970,275	2,803,311
Series 2020-1A, Class A2II (A)	4.336	01-20-50	2,452,450	2,251,928
Series 2021-1A, Class A2I (A)	2.190	08-20-51	2,559,867	2,196,429
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,657,000	1,657,000
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,484,000	1,484,000
Sunbird Engine Finance LLC
Series 2020-1A, Class A (A)	3.671	02-15-45	646,008	587,886
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	5,060,858	4,555,780
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	4,263,135	3,846,552
Series 2021-1A, Class A (A)	1.650	02-20-46	1,786,050	1,542,043
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	2,897,482	2,544,258
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	4,149,273	3,691,894
Series 2021-1A, Class A (A)	1.860	03-20-46	2,442,445	2,133,775
Vantage Data Centers LLC
Series 2020-1A, Class A2 (A)	1.645	09-15-45	2,387,000	2,247,165
Series 2020-2A, Class A2 (A)	1.992	09-15-45	2,374,000	2,088,994
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	955,408	902,761
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	2,876,993	2,568,762
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	3,631,606	3,136,026
Willis Engine Structured Trust V
Series 2020-A, Class A (A)	3.228	03-15-45	614,348	562,215
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	6,131,625	5,550,606
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	2,107,408	1,852,138

27	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Preferred securities 0.0%		$277,318
(Cost $309,384)
Financials 0.0%		277,318
Banks 0.0%
Wells Fargo & Company, 7.500%	238	277,318

	Yield (%)	Shares	Value
Short-term investments 0.4%			$12,299,144
(Cost $12,298,560)
Short-term funds 0.4%			12,299,144
John Hancock Collateral Trust (F)	5.2280(G)	1,230,320	12,299,144

Total investments (Cost $3,553,171,540) 99.8%	$3,382,067,971
Other assets and liabilities, net 0.2%	6,960,086
Total net assets 100.0%	$3,389,028,057

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $566,961,456 or 16.7% of the fund’s net assets as of 5-31-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 5-31-24.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	28

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	107	Long	Sep 2024	$11,664,872	$11,641,266	$(23,606)
						$(23,606)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 5-31-24, the aggregate cost of investments for federal income tax purposes was $3,561,204,831. Net unrealized depreciation aggregated to $179,160,466, of which $10,054,311 related to gross unrealized appreciation and $189,214,777 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
29	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-24

Assets
Unaffiliated investments, at value (Cost $3,540,872,980)	$3,369,768,827
Affiliated investments, at value (Cost $12,298,560)	12,299,144
Total investments, at value (Cost $3,553,171,540)	3,382,067,971
Receivable for futures variation margin	28,412
Collateral held at broker for futures contracts	400,000
Dividends and interest receivable	22,660,041
Receivable for fund shares sold	6,371,651
Receivable from affiliates	4,116
Other assets	260,472
Total assets	3,411,792,663
Liabilities
Distributions payable	483,301
Payable for investments purchased	12,272,000
Payable for delayed delivery securities purchased	1,710,610
Payable for fund shares repurchased	7,623,936
Payable to affiliates
Accounting and legal services fees	159,098
Transfer agent fees	237,887
Distribution and service fees	11,561
Trustees’ fees	2,952
Other liabilities and accrued expenses	263,261
Total liabilities	22,764,606
Net assets	$3,389,028,057
Net assets consist of
Paid-in capital	$3,883,822,504
Total distributable earnings (loss)	(494,794,447)
Net assets	$3,389,028,057

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	30

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($555,139,094 ÷ 62,422,973 shares)[1]	$8.89
Class C ($11,578,896 ÷ 1,301,977 shares)[1]	$8.89
Class I ($1,830,495,478 ÷ 205,737,549 shares)	$8.90
Class R2 ($6,749,540 ÷ 758,635 shares)	$8.90
Class R4 ($281,892 ÷ 31,683 shares)	$8.90
Class R6 ($984,783,157 ÷ 110,689,491 shares)	$8.90
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.26

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
31	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-24

Investment income
Interest	$138,172,665
Dividends from affiliated investments	2,698,096
Dividends	17,850
Securities lending	3,660
Total investment income	140,892,271
Expenses
Investment management fees	12,427,645
Distribution and service fees	1,518,957
Accounting and legal services fees	647,528
Transfer agent fees	2,707,681
Trustees’ fees	71,253
Custodian fees	379,664
State registration fees	247,841
Printing and postage	207,168
Professional fees	163,686
Other	141,360
Total expenses	18,512,783
Less expense reductions	(2,236,813)
Net expenses	16,275,970
Net investment income	124,616,301
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(76,139,224)
Affiliated investments	33,020
Futures contracts	(1,709,041)
(77,815,245)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	14,632,066
Affiliated investments	(1,524)
Futures contracts	(49,801)
14,580,741
Net realized and unrealized loss	(63,234,504)
Increase in net assets from operations	$61,381,797
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	32

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-24	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$124,616,301	$70,694,947
Net realized loss	(77,815,245)	(123,531,856)
Change in net unrealized appreciation (depreciation)	14,580,741	786
Increase (decrease) in net assets resulting from operations	61,381,797	(52,836,123)
Distributions to shareholders
From earnings
Class A	(21,256,993)	(16,420,820)
Class C	(379,741)	(323,301)
Class I	(70,333,217)	(34,924,632)
Class R2	(196,493)	(178,359)
Class R4	(11,333)	(12,324)
Class R6	(38,008,022)	(25,988,940)
Total distributions	(130,185,799)	(77,848,376)
From fund share transactions	685,668,174	577,476,375
Total increase	616,864,172	446,791,876
Net assets
Beginning of year	2,772,163,885	2,325,372,009
End of year	$3,389,028,057	$2,772,163,885
33	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.10	$9.63	$10.88	$11.02	$10.50
Net investment income[1]	0.33	0.26	0.19	0.19	0.23
Net realized and unrealized gain (loss) on investments	(0.19)	(0.50)	(1.18)	0.03	0.57
Total from investment operations	0.14	(0.24)	(0.99)	0.22	0.80
Less distributions
From net investment income	(0.35)	(0.29)	(0.24)	(0.23)	(0.28)
From net realized gain	—	—	(0.02)	(0.13)	—
Total distributions	(0.35)	(0.29)	(0.26)	(0.36)	(0.28)
Net asset value, end of period	$8.89	$9.10	$9.63	$10.88	$11.02
Total return (%)[2,3]	1.55	(2.43)	(9.24)	1.96	7.70
Ratios and supplemental data
Net assets, end of period (in millions)	$555	$538	$545	$610	$520
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.83	0.81	0.82	0.84
Expenses including reductions	0.75	0.75	0.74	0.75	0.76
Net investment income	3.70	2.87	1.78	1.70	2.18
Portfolio turnover (%)	177	143	123	122	151

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	34

CLASS C SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.10	$9.63	$10.88	$11.02	$10.50
Net investment income[1]	0.26	0.19	0.11	0.11	0.15
Net realized and unrealized gain (loss) on investments	(0.19)	(0.50)	(1.18)	0.03	0.57
Total from investment operations	0.07	(0.31)	(1.07)	0.14	0.72
Less distributions
From net investment income	(0.28)	(0.22)	(0.16)	(0.15)	(0.20)
From net realized gain	—	—	(0.02)	(0.13)	—
Total distributions	(0.28)	(0.22)	(0.18)	(0.28)	(0.20)
Net asset value, end of period	$8.89	$9.10	$9.63	$10.88	$11.02
Total return (%)[2,3]	0.79	(3.16)	(9.92)	1.20	6.90
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$13	$15	$22	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57	1.58	1.56	1.57	1.59
Expenses including reductions	1.50	1.50	1.49	1.50	1.51
Net investment income	2.94	2.10	1.01	0.95	1.42
Portfolio turnover (%)	177	143	123	122	151

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
35	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.10	$9.63	$10.89	$11.02	$10.50
Net investment income[1]	0.35	0.29	0.21	0.22	0.26
Net realized and unrealized gain (loss) on investments	(0.18)	(0.50)	(1.18)	0.04	0.57
Total from investment operations	0.17	(0.21)	(0.97)	0.26	0.83
Less distributions
From net investment income	(0.37)	(0.32)	(0.27)	(0.26)	(0.31)
From net realized gain	—	—	(0.02)	(0.13)	—
Total distributions	(0.37)	(0.32)	(0.29)	(0.39)	(0.31)
Net asset value, end of period	$8.90	$9.10	$9.63	$10.89	$11.02
Total return (%)[2]	1.91	(2.19)	(9.09)	2.31	7.97
Ratios and supplemental data
Net assets, end of period (in millions)	$1,830	$1,431	$994	$1,309	$930
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57	0.58	0.56	0.57	0.59
Expenses including reductions	0.50	0.50	0.49	0.50	0.51
Net investment income	3.95	3.14	2.01	1.94	2.39
Portfolio turnover (%)	177	143	123	122	151

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	36

CLASS R2 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.10	$9.63	$10.88	$11.02	$10.50
Net investment income[1]	0.32	0.25	0.17	0.17	0.22
Net realized and unrealized gain (loss) on investments	(0.18)	(0.50)	(1.17)	0.03	0.57
Total from investment operations	0.14	(0.25)	(1.00)	0.20	0.79
Less distributions
From net investment income	(0.34)	(0.28)	(0.23)	(0.21)	(0.27)
From net realized gain	—	—	(0.02)	(0.13)	—
Total distributions	(0.34)	(0.28)	(0.25)	(0.34)	(0.27)
Net asset value, end of period	$8.90	$9.10	$9.63	$10.88	$11.02
Total return (%)[2]	1.55	(2.57)	(9.37)	1.82	7.57
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$5	$7	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.96	0.95	0.97	0.98
Expenses including reductions	0.86	0.89	0.89	0.89	0.90
Net investment income	3.60	2.68	1.63	1.56	2.01
Portfolio turnover (%)	177	143	123	122	151

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
37	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.10	$9.63	$10.89	$11.02	$10.50
Net investment income[1]	0.34	0.27	0.20	0.20	0.25
Net realized and unrealized gain (loss) on investments	(0.18)	(0.50)	(1.19)	0.04	0.56
Total from investment operations	0.16	(0.23)	(0.99)	0.24	0.81
Less distributions
From net investment income	(0.36)	(0.30)	(0.25)	(0.24)	(0.29)
From net realized gain	—	—	(0.02)	(0.13)	—
Total distributions	(0.36)	(0.30)	(0.27)	(0.37)	(0.29)
Net asset value, end of period	$8.90	$9.10	$9.63	$10.89	$11.02
Total return (%)[2]	1.78	(2.33)	(9.22)	2.17	7.82
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.82	0.81	0.81	0.83
Expenses including reductions	0.63	0.64	0.64	0.64	0.64
Net investment income	3.79	2.99	1.87	1.81	2.29
Portfolio turnover (%)	177	143	123	122	151

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	38

CLASS R6 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.10	$9.63	$10.89	$11.02	$10.51
Net investment income[1]	0.36	0.30	0.23	0.23	0.27
Net realized and unrealized gain (loss) on investments	(0.18)	(0.50)	(1.19)	0.04	0.56
Total from investment operations	0.18	(0.20)	(0.96)	0.27	0.83
Less distributions
From net investment income	(0.38)	(0.33)	(0.28)	(0.27)	(0.32)
From net realized gain	—	—	(0.02)	(0.13)	—
Total distributions	(0.38)	(0.33)	(0.30)	(0.40)	(0.32)
Net asset value, end of period	$8.90	$9.10	$9.63	$10.89	$11.02
Total return (%)[2]	2.03	(2.08)	(9.00)	2.42	7.99
Ratios and supplemental data
Net assets, end of period (in millions)	$985	$785	$763	$795	$591
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46	0.47	0.45	0.47	0.48
Expenses including reductions	0.38	0.39	0.39	0.39	0.40
Net investment income	4.06	3.23	2.13	2.05	2.53
Portfolio turnover (%)	177	143	123	122	151

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
39	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Investment Grade Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
| JOHN HANCOCK Investment Grade Bond Fund	40

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,924,980,016	—	$1,924,980,016	—
Corporate bonds	1,053,476,150	—	1,053,476,150	—
Municipal bonds	14,893,513	—	14,893,513	—
Collateralized mortgage obligations	139,321,821	—	139,321,821	—
Asset backed securities	236,820,009	—	236,820,009	—
Preferred securities	277,318	$277,318	—	—
Short-term investments	12,299,144	12,299,144	—	—
Total investments in securities	$3,382,067,971	$12,576,462	$3,369,491,509	—
Derivatives:
Liabilities
Futures	$(23,606)	$(23,606)	—	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
41	JOHN HANCOCK Investment Grade Bond Fund |

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for
| JOHN HANCOCK Investment Grade Bond Fund	42

lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of May 31, 2024, there were no securities on loan.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2024 were $13,261.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $186,900,920 and a long-term capital loss carryforward of $129,895,241 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2024 and 2023 was as follows:
	May 31, 2024	May 31, 2023
Ordinary income	$130,185,799	$77,848,376
43	JOHN HANCOCK Investment Grade Bond Fund |

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2024, the components of distributable earnings on a tax basis consisted of $1,645,480 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2024, the fund used futures contracts to manage duration of the portfolio. The fund held futures contracts with USD notional values ranging up to $27.9 million, as measured at each quarter end.
| JOHN HANCOCK Investment Grade Bond Fund	44

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(23,606)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$(1,709,041)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2024:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(49,801)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.400% of the first $1.5 billion of the fund’s average daily net assets and (b) 0.385% of the fund’s average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
45	JOHN HANCOCK Investment Grade Bond Fund |

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.38% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2024, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$386,566
Class C	8,570
Class I	1,203,895
Class R2	3,681
Class	Expense reduction
Class R4	$200
Class R6	633,616
Total	$2,236,528

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2024, were equivalent to a net annual effective rate of 0.32% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
| JOHN HANCOCK Investment Grade Bond Fund	46

The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $285 for Class R4 shares for the year ended May 31, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $382,623 for the year ended May 31, 2024. Of this amount, $55,048 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $327,575 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% sales charge. Prior to March 1, 2024, certain Class A shares purchased of $1 million or more and redeemed within one year of purchase were subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2024, CDSCs received by the Distributor amounted to $5,377 and $974 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,371,518	$645,236
Class C	121,784	14,323
Class I	—	2,006,540
Class R2	24,659	239
Class R4	996	13
Class R6	—	41,330
Total	$1,518,957	$2,707,681
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
47	JOHN HANCOCK Investment Grade Bond Fund |

Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2024 and 2023 were as follows:
	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	17,163,712	$153,113,635	15,420,043	$141,116,219
Distributions reinvested	2,334,789	20,786,261	1,751,998	16,034,215
Repurchased	(16,255,670)	(144,187,908)	(14,634,920)	(134,496,970)
Net increase	3,242,831	$29,711,988	2,537,121	$22,653,464
Class C shares
Sold	366,275	$3,271,971	421,017	$3,859,914
Distributions reinvested	38,517	342,945	32,008	292,990
Repurchased	(523,988)	(4,676,598)	(599,909)	(5,512,950)
Net decrease	(119,196)	$(1,061,682)	(146,884)	$(1,360,046)
Class I shares
Sold	123,439,792	$1,101,689,617	116,006,219	$1,063,773,029
Distributions reinvested	7,386,850	65,773,264	3,494,461	31,991,486
Repurchased	(82,345,664)	(730,744,815)	(65,417,847)	(601,255,760)
Net increase	48,480,978	$436,718,066	54,082,833	$494,508,755
Class R2 shares
Sold	316,526	$2,839,787	106,202	$978,038
Distributions reinvested	4,379	38,961	1,406	12,872
Repurchased	(72,059)	(629,807)	(357,685)	(3,301,438)
Net increase (decrease)	248,846	$2,248,941	(250,077)	$(2,310,528)
Class R4 shares
Sold	8,234	$73,525	9,646	$88,195
Distributions reinvested	1,256	11,197	1,347	12,324
Repurchased	(17,708)	(157,727)	(9,140)	(84,267)
Net increase (decrease)	(8,218)	$(73,005)	1,853	$16,252
Class R6 shares
Sold	44,702,640	$397,903,293	26,833,570	$246,421,560
Distributions reinvested	4,236,595	37,729,534	2,808,404	25,713,687
Repurchased	(24,451,810)	(217,508,961)	(22,668,888)	(208,166,769)
Net increase	24,487,425	$218,123,866	6,973,086	$63,968,478
Total net increase	76,332,666	$685,668,174	63,197,932	$577,476,375
| JOHN HANCOCK Investment Grade Bond Fund	48

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $1,655,655,295 and $1,032,362,591, respectively, for the year ended May 31, 2024. Purchases and sales of U.S. Treasury obligations aggregated $4,630,918,879 and $4,528,901,295, respectively, for the year ended May 31, 2024.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,230,320	$77,624,090	$1,291,210,377	$(1,356,566,819)	$33,020	$(1,524)	$2,701,756	—	$12,299,144

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
49	JOHN HANCOCK Investment Grade Bond Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock Investment Grade Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Investment Grade Bond Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK INVESTMENT GRADE BOND FUND	50

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
51	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3619745	55A 5/24
7/24

Annual Financial Statements & Other N-CSR Items
John Hancock
Short Duration Bond Fund
Fixed income
May 31, 2024

John Hancock
Short Duration Bond Fund

2	Fund’s investments
16	Financial statements
19	Financial highlights
24	Notes to financial statements
31	Report of independent registered public accounting firm
32	Tax information
1	JOHN HANCOCK SHORT DURATION BOND FUND |

Fund’s investments
AS OF 5-31-24
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 16.2%				$170,125,252
(Cost $171,924,224)
U.S. Government 15.8%				165,439,632
U.S. Treasury
Note	3.125	08-31-27	20,000,000	19,092,188
Note	3.875	12-31-27	55,145,000	53,824,528
Note	4.125	02-15-27	18,500,000	18,226,836
Note	4.375	12-15-26	18,120,000	17,959,327
Note	4.500	05-15-27	3,700,000	3,682,656
Note	4.625	03-15-26	25,100,000	24,967,637
Note	4.625	04-30-29	27,553,000	27,686,460
U.S. Government Agency 0.4%				4,685,620
Federal Home Loan Mortgage Corp. Note	5.500	12-16-25	4,690,000	4,685,620
Corporate bonds 68.9%				$722,457,610
(Cost $722,571,798)
Communication services 3.1%				32,676,788
Diversified telecommunication services 0.7%
AT&T, Inc.	1.700	03-25-26	3,000,000	2,808,401
AT&T, Inc.	2.300	06-01-27	3,000,000	2,758,031
C&W Senior Finance, Ltd. (A)	6.875	09-15-27	2,000,000	1,906,920
Entertainment 0.5%
WarnerMedia Holdings, Inc.	3.755	03-15-27	5,400,000	5,120,880
Interactive media and services 0.2%
TripAdvisor, Inc. (A)	7.000	07-15-25	2,300,000	2,303,979
Media 1.0%
Charter Communications Operating LLC	4.908	07-23-25	1,038,000	1,027,405
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	2,000,000	1,894,410
Paramount Global	3.375	02-15-28	1,000,000	899,495
Paramount Global	3.700	06-01-28	3,995,000	3,603,168
Sirius XM Radio, Inc. (A)	5.000	08-01-27	1,500,000	1,424,516
Townsquare Media, Inc. (A)	6.875	02-01-26	2,000,000	1,954,789
Wireless telecommunication services 0.7%
T-Mobile USA, Inc.	3.500	04-15-25	4,665,000	4,577,255
T-Mobile USA, Inc.	3.750	04-15-27	2,500,000	2,397,539
Consumer discretionary 6.6%				69,044,290
Automobiles 3.0%
Ford Motor Credit Company LLC	4.125	08-17-27	3,500,000	3,319,115
Ford Motor Credit Company LLC	5.125	06-16-25	4,790,000	4,754,135
Ford Motor Credit Company LLC	5.800	03-05-27	2,000,000	1,997,903
Ford Motor Credit Company LLC	6.950	03-06-26	1,000,000	1,016,177
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
General Motors Financial Company, Inc.	2.900	02-26-25	3,900,000	$3,820,076
General Motors Financial Company, Inc.	4.350	04-09-25	2,000,000	1,976,851
General Motors Financial Company, Inc.	5.250	03-01-26	2,000,000	1,988,762
Hyundai Capital America (A)	5.250	01-08-27	2,000,000	1,987,437
Hyundai Capital America (A)	5.300	03-19-27	2,000,000	1,991,569
Hyundai Capital America (A)	5.650	06-26-26	2,941,000	2,941,044
Nissan Motor Acceptance Company LLC (A)	1.850	09-16-26	2,500,000	2,276,189
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	3,000,000	2,795,278
Diversified consumer services 0.0%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26	227,000	225,940
Hotels, restaurants and leisure 2.5%
Caesars Entertainment, Inc. (A)	8.125	07-01-27	3,000,000	3,058,474
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	3,000,000	3,247,917
CEC Entertainment LLC (A)	6.750	05-01-26	3,000,000	2,955,911
Hyatt Hotels Corp.	5.375	04-23-25	2,665,000	2,655,630
Hyatt Hotels Corp.	5.750	01-30-27	2,500,000	2,522,235
Las Vegas Sands Corp.	5.900	06-01-27	3,000,000	3,009,818
Marriott International, Inc.	5.750	05-01-25	3,610,000	3,611,875
MGM Resorts International	5.750	06-15-25	2,850,000	2,842,501
Travel + Leisure Company (A)	6.625	07-31-26	2,000,000	2,008,177
Household durables 0.7%
Century Communities, Inc.	6.750	06-01-27	2,225,000	2,235,019
LG Electronics, Inc. (A)	5.625	04-24-27	2,500,000	2,508,110
Taylor Morrison Communities, Inc. (A)	5.875	06-15-27	3,000,000	2,985,743
Specialty retail 0.4%
Lithia Motors, Inc. (A)	4.625	12-15-27	3,000,000	2,852,389
The Michaels Companies, Inc. (A)	5.250	05-01-28	1,800,000	1,460,015
Consumer staples 2.3%				24,300,626
Beverages 0.3%
Constellation Brands, Inc.	4.350	05-09-27	3,000,000	2,927,652
Consumer staples distribution and retail 0.3%
Performance Food Group, Inc. (A)	5.500	10-15-27	3,000,000	2,923,937
Food products 1.7%
Coruripe Netherlands BV (A)	10.000	02-10-27	500,000	443,913
JBS USA LUX SA	2.500	01-15-27	6,500,000	5,985,663
JDE Peet’s NV (A)	0.800	09-24-24	2,397,000	2,357,788
Kraft Heinz Foods Company	3.000	06-01-26	4,000,000	3,827,979
NBM US Holdings, Inc. (A)	7.000	05-14-26	5,850,000	5,833,694
3	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 9.0%				$94,692,403
Oil, gas and consumable fuels 9.0%
Blue Racer Midstream LLC (A)	6.625	07-15-26	3,500,000	3,496,190
Buckeye Partners LP (A)	4.125	03-01-25	2,375,000	2,329,358
Calumet Specialty Products Partners LP (A)	8.125	01-15-27	850,000	802,335
Continental Resources, Inc. (A)	2.268	11-15-26	5,850,000	5,419,413
Continental Resources, Inc.	4.375	01-15-28	1,500,000	1,440,988
Diamondback Energy, Inc.	5.200	04-18-27	5,000,000	4,989,275
Enbridge, Inc.	5.250	04-05-27	3,000,000	2,993,556
Energy Transfer LP	4.750	01-15-26	2,000,000	1,974,280
Energy Transfer LP	5.500	06-01-27	4,000,000	4,005,611
EQM Midstream Partners LP (A)	7.500	06-01-27	3,316,000	3,387,914
Hess Corp.	4.300	04-01-27	4,000,000	3,893,619
Hess Midstream Operations LP (A)	5.625	02-15-26	2,000,000	1,987,382
Leviathan Bond, Ltd. (A)	6.125	06-30-25	3,590,000	3,514,660
MPLX LP	1.750	03-01-26	1,500,000	1,404,416
Occidental Petroleum Corp.	5.550	03-15-26	5,500,000	5,493,018
Occidental Petroleum Corp.	8.500	07-15-27	5,500,000	5,889,895
ONEOK, Inc.	5.550	11-01-26	6,000,000	6,014,935
Ovintiv, Inc.	5.650	05-15-25	3,500,000	3,496,257
Parkland Corp. (A)	5.875	07-15-27	4,300,000	4,229,021
Petroleos Mexicanos	6.875	08-04-26	5,000,000	4,869,819
Pioneer Natural Resources Company	5.100	03-29-26	3,077,000	3,067,454
Sabine Pass Liquefaction LLC	5.000	03-15-27	3,200,000	3,173,311
Southwestern Energy Company	5.700	01-23-25	5,000,000	4,977,719
The Williams Companies, Inc.	3.750	06-15-27	3,775,000	3,608,848
The Williams Companies, Inc.	3.900	01-15-25	1,650,000	1,632,387
Var Energi ASA (A)	5.000	05-18-27	3,000,000	2,927,562
Var Energi ASA (A)	7.500	01-15-28	3,500,000	3,673,180
Financials 23.5%				245,890,294
Banks 14.3%
Bank of America Corp. (1.197% to 10-24-25, then Overnight SOFR + 1.010%)	1.197	10-24-26	2,000,000	1,881,002
Bank of America Corp. (3.384% to 4-2-25, then Overnight SOFR + 1.330%)	3.384	04-02-26	4,000,000	3,921,594
Bank of America Corp.	3.950	04-21-25	12,700,000	12,506,596
Barclays PLC (5.829% to 5-9-26, then Overnight SOFR + 2.210%)	5.829	05-09-27	2,000,000	2,000,551
Barclays PLC (7.325% to 11-2-25, then 1 Year CMT + 3.050%)	7.325	11-02-26	6,000,000	6,115,172
BPCE SA (A)	5.203	01-18-27	2,000,000	1,993,893
BPCE SA (5.975% to 1-18-26, then Overnight SOFR + 2.100%) (A)	5.975	01-18-27	3,000,000	3,008,403
Citigroup, Inc.	3.875	03-26-25	4,000,000	3,940,048
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citizens Bank NA (6.064% to 10-24-24, then Overnight SOFR + 1.450%)	6.064	10-24-25	2,000,000	$2,000,603
Credit Agricole SA (A)	4.375	03-17-25	3,000,000	2,957,175
Danske Bank A/S (5.427% to 3-1-27, then 1 Year CMT + 0.950%) (A)	5.427	03-01-28	3,000,000	2,996,266
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (A)	6.466	01-09-26	3,302,000	3,310,036
Fifth Third Bank NA (5.852% to 10-27-24, then SOFR Compounded Index + 1.230%)	5.852	10-27-25	5,000,000	4,994,667
HSBC Holdings PLC	4.250	08-18-25	3,500,000	3,431,221
JPMorgan Chase & Co. (4.080% to 4-26-25, then Overnight SOFR + 1.320%)	4.080	04-26-26	3,250,000	3,202,570
JPMorgan Chase & Co. (5.546% to 12-15-24, then Overnight SOFR + 1.070%)	5.546	12-15-25	5,000,000	4,994,032
JPMorgan Chase & Co. (5.571% to 4-22-27, then Overnight SOFR + 0.930%)	5.571	04-22-28	15,000,000	15,093,900
KeyBank NA	5.850	11-15-27	2,500,000	2,482,149
Lloyds Banking Group PLC (5.462% to 1-5-27, then 1 Year CMT + 1.375%)	5.462	01-05-28	2,500,000	2,493,339
Lloyds Banking Group PLC (5.985% to 8-7-26, then 1 Year CMT + 1.480%)	5.985	08-07-27	3,500,000	3,517,193
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	2,500,000	2,346,824
Popular, Inc.	7.250	03-13-28	2,250,000	2,292,615
Regions Financial Corp.	2.250	05-18-25	4,500,000	4,352,253
Royal Bank of Canada	4.950	04-25-25	5,000,000	4,973,691
Santander Holdings USA, Inc.	3.244	10-05-26	1,365,000	1,286,035
Santander Holdings USA, Inc.	3.450	06-02-25	2,000,000	1,952,437
Societe Generale SA (A)	4.351	06-13-25	3,000,000	2,964,699
Synovus Financial Corp.	5.200	08-11-25	4,500,000	4,452,083
The PNC Financial Services Group, Inc. (4.758% to 1-26-26, then SOFR Compounded Index + 1.085%)	4.758	01-26-27	5,000,000	4,937,225
The PNC Financial Services Group, Inc. (5.300% to 1-21-27, then Overnight SOFR + 1.342%)	5.300	01-21-28	2,500,000	2,492,819
The PNC Financial Services Group, Inc. (5.812% to 6-12-25, then Overnight SOFR + 1.322%)	5.812	06-12-26	5,000,000	5,007,368
Truist Financial Corp. (5.900% to 10-28-25, then Overnight SOFR + 1.626%)	5.900	10-28-26	5,000,000	5,012,134
Wells Fargo & Company	4.300	07-22-27	3,400,000	3,304,994
5	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (5.707% to 4-22-27, then Overnight SOFR + 1.070%)	5.707	04-22-28	15,000,000	$15,102,673
Wells Fargo Bank NA	5.254	12-11-26	2,500,000	2,501,234
Capital markets 5.1%
Ares Capital Corp.	3.250	07-15-25	3,000,000	2,906,454
Ares Capital Corp.	4.200	06-10-24	4,165,000	4,163,336
Blackstone Private Credit Fund	2.350	11-22-24	3,176,000	3,120,126
Blackstone Private Credit Fund	2.700	01-15-25	437,000	427,707
Blackstone Secured Lending Fund	5.875	11-15-27	2,500,000	2,483,659
Deutsche Bank AG (5.706% to 2-8-27, then Overnight SOFR + 1.594%)	5.706	02-08-28	5,000,000	4,990,132
Morgan Stanley (1.593% to 5-4-26, then Overnight SOFR + 0.879%)	1.593	05-04-27	2,000,000	1,855,127
Morgan Stanley	3.875	01-27-26	4,500,000	4,389,375
Morgan Stanley (4.679% to 7-17-25, then Overnight SOFR + 1.669%)	4.679	07-17-26	4,000,000	3,955,392
National Securities Clearing Corp. (A)	5.150	05-30-25	3,000,000	2,991,639
State Street Corp. (4.857% to 1-26-25, then Overnight SOFR + 0.604%)	4.857	01-26-26	1,316,000	1,308,517
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (B)	3.700	03-20-26	2,000,000	1,900,439
The Charles Schwab Corp.	0.900	03-11-26	3,500,000	3,236,715
The Goldman Sachs Group, Inc.	3.500	01-23-25	7,000,000	6,904,414
The Goldman Sachs Group, Inc.	3.500	04-01-25	3,750,000	3,684,846
The Goldman Sachs Group, Inc.	3.500	11-16-26	1,250,000	1,196,100
UBS Group AG (6.327% to 12-22-26, then 1 Year CMT + 1.600%) (A)	6.327	12-22-27	4,000,000	4,063,423
Consumer finance 1.4%
Ally Financial, Inc.	4.750	06-09-27	2,000,000	1,941,800
Ally Financial, Inc.	5.800	05-01-25	1,600,000	1,598,917
Discover Financial Services	3.950	11-06-24	3,500,000	3,469,781
OneMain Finance Corp.	6.875	03-15-25	1,500,000	1,510,698
OneMain Finance Corp.	7.125	03-15-26	1,250,000	1,268,349
Santander UK Group Holdings PLC (6.833% to 11-21-25, then Overnight SOFR + 2.749%)	6.833	11-21-26	5,000,000	5,072,397
Financial services 0.5%
Corebridge Financial, Inc.	3.500	04-04-25	4,056,000	3,981,342
Corebridge Global Funding (A)	5.750	07-02-26	1,500,000	1,500,500
Insurance 1.9%
AEGON Funding Company LLC (A)	5.500	04-16-27	4,000,000	3,974,140
Athene Global Funding (A)	2.500	01-14-25	2,750,000	2,696,166
Athene Global Funding (A)	5.516	03-25-27	3,000,000	2,993,507
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Athene Holding, Ltd.	4.125	01-12-28	3,750,000	$3,607,220
Brighthouse Financial Global Funding (A)	5.550	04-09-27	2,500,000	2,496,709
CNO Global Funding (A)	5.875	06-04-27	1,750,000	1,754,286
GA Global Funding Trust (A)	2.250	01-06-27	2,000,000	1,834,284
Mortgage real estate investment trusts 0.3%
Starwood Property Trust, Inc. (A)	3.625	07-15-26	2,000,000	1,856,268
Starwood Property Trust, Inc. (A)	4.375	01-15-27	1,000,000	937,035
Health care 3.0%				31,875,033
Biotechnology 0.4%
AbbVie, Inc.	2.950	11-21-26	4,175,000	3,965,508
Health care equipment and supplies 0.7%
Baxter International, Inc.	1.915	02-01-27	2,500,000	2,282,051
Solventum Corp. (A)	5.450	02-25-27	3,000,000	2,995,394
Varex Imaging Corp. (A)	7.875	10-15-27	1,705,000	1,726,347
Health care providers and services 0.7%
Centene Corp.	2.450	07-15-28	3,000,000	2,645,225
Fresenius Medical Care US Finance III, Inc. (A)	1.875	12-01-26	1,000,000	906,568
HCA, Inc.	5.250	06-15-26	2,000,000	1,988,591
HCA, Inc.	5.375	02-01-25	2,500,000	2,491,512
Life sciences tools and services 0.0%
Icon Investments Six DAC	5.809	05-08-27	337,000	339,587
Pharmaceuticals 1.2%
Organon & Company (A)	4.125	04-30-28	2,500,000	2,309,207
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	5,000,000	4,677,981
Utah Acquisition Sub, Inc.	3.950	06-15-26	5,750,000	5,547,062
Industrials 9.8%				103,022,905
Aerospace and defense 1.6%
DAE Funding LLC (A)	1.550	08-01-24	3,525,000	3,495,056
Howmet Aerospace, Inc.	5.900	02-01-27	1,000,000	1,010,617
Howmet Aerospace, Inc.	6.875	05-01-25	63,000	63,595
Rolls-Royce PLC (A)	5.750	10-15-27	4,500,000	4,497,294
The Boeing Company	2.196	02-04-26	5,500,000	5,161,909
The Boeing Company (A)	6.259	05-01-27	3,000,000	3,019,910
Commercial services and supplies 1.1%
Albion Financing 1 SARL (A)	6.125	10-15-26	4,803,000	4,725,993
GFL Environmental, Inc. (A)	3.750	08-01-25	3,000,000	2,928,757
Prime Security Services Borrower LLC (A)	3.375	08-31-27	4,000,000	3,670,109
Construction and engineering 0.2%
Williams Scotsman, Inc. (A)	6.125	06-15-25	1,798,000	1,792,664
7	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.5%
Regal Rexnord Corp.	6.050	02-15-26	3,434,000	$3,443,369
Regal Rexnord Corp.	6.050	04-15-28	1,500,000	1,522,723
Ground transportation 0.4%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	2,800,000	2,687,897
Penske Truck Leasing Company LP (A)	6.050	08-01-28	1,500,000	1,530,980
Passenger airlines 4.7%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	8,534,000	9,270,484
Alaska Airlines 2020-1 Class A Pass Through Trust (A)	4.800	08-15-27	3,446,795	3,352,832
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	331,401	334,763
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	5,051,242	4,820,273
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,158,218	1,084,587
American Airlines 2016-2 Class A Pass Through Trust	3.650	06-15-28	650,218	594,842
American Airlines 2016-3 Class B Pass Through Trust	3.750	10-15-25	1,276,522	1,230,970
American Airlines 2017-2 Class B Pass Through Trust	3.700	10-15-25	1,966,814	1,909,167
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	2,474,701	2,285,699
British Airways 2013-1 Class A Pass Through Trust (A)	4.625	06-20-24	44,100	44,068
Delta Air Lines, Inc. (A)	4.500	10-20-25	1,498,500	1,481,727
Delta Air Lines, Inc. (A)	4.750	10-20-28	377,220	367,360
Delta Air Lines, Inc. (A)	7.000	05-01-25	3,400,000	3,431,670
Mileage Plus Holdings LLC (A)	6.500	06-20-27	2,600,000	2,602,488
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,999,458	1,915,074
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	983,565	895,318
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	277,083	266,487
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	5,509,583	5,512,554
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,764,000	1,733,035
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	5,794,791	5,725,764
Professional services 0.4%
Concentrix Corp.	6.650	08-02-26	4,500,000	4,551,288
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC	2.450	10-29-26	4,000,000	3,721,904
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Air Lease Corp.	2.200	01-15-27	2,000,000	$1,839,600
Ashtead Capital, Inc. (A)	4.375	08-15-27	4,700,000	4,500,078
Information technology 2.3%				24,536,853
Electronic equipment, instruments and components 0.3%
Amphenol Corp.	5.050	04-05-27	3,000,000	2,992,758
IT services 0.6%
Gartner, Inc. (A)	4.500	07-01-28	2,000,000	1,904,483
Kyndryl Holdings, Inc.	2.050	10-15-26	4,500,000	4,147,491
Semiconductors and semiconductor equipment 0.2%
Micron Technology, Inc.	4.185	02-15-27	2,500,000	2,427,401
Software 0.1%
Oracle Corp.	5.800	11-10-25	1,567,000	1,575,114
Technology hardware, storage and peripherals 1.1%
Dell International LLC	6.020	06-15-26	2,549,000	2,571,961
Hewlett Packard Enterprise Company	5.900	10-01-24	5,000,000	5,000,736
Xerox Holdings Corp. (A)	5.000	08-15-25	4,000,000	3,916,909
Materials 2.6%				27,269,344
Chemicals 0.7%
EIDP, Inc.	4.500	05-15-26	4,000,000	3,939,687
FMC Corp.	5.150	05-18-26	3,500,000	3,470,289
Containers and packaging 0.4%
Can-Pack SA (A)	3.125	11-01-25	935,000	897,433
Mauser Packaging Solutions Holding Company (A)	7.875	04-15-27	469,000	477,845
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,000,000	2,957,631
Metals and mining 1.5%
Anglo American Capital PLC (A)	4.875	05-14-25	489,000	484,953
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	3,450,000	3,396,014
Freeport-McMoRan, Inc.	4.550	11-14-24	5,050,000	5,022,528
Hudbay Minerals, Inc. (A)	4.500	04-01-26	4,750,000	4,629,820
Newmont Corp. (A)	5.300	03-15-26	2,000,000	1,993,144
Real estate 3.3%				34,095,946
Health care REITs 0.2%
Diversified Healthcare Trust (A)(C)	9.233	01-15-26	2,500,000	2,161,018
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	4.000	06-15-25	1,300,000	1,275,281
Office REITs 0.3%
Boston Properties LP	2.750	10-01-26	1,500,000	1,398,266
Boston Properties LP	3.650	02-01-26	2,000,000	1,925,666
9	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Retail REITs 0.3%
Realty Income Corp.	5.050	01-13-26	2,857,000	$2,836,970
Specialized REITs 2.4%
American Tower Corp.	1.600	04-15-26	3,000,000	2,792,813
American Tower Corp.	3.550	07-15-27	2,000,000	1,894,664
Crown Castle, Inc.	2.900	03-15-27	3,000,000	2,805,657
GLP Capital LP	5.250	06-01-25	3,700,000	3,672,245
GLP Capital LP	5.375	04-15-26	1,115,000	1,104,590
SBA Communications Corp.	3.875	02-15-27	3,000,000	2,839,538
SBA Tower Trust (A)	2.836	01-15-25	1,200,000	1,176,022
VICI Properties LP (A)	3.500	02-15-25	3,000,000	2,948,178
VICI Properties LP (A)	3.750	02-15-27	1,500,000	1,420,192
VICI Properties LP (A)	4.250	12-01-26	4,000,000	3,844,846
Utilities 3.4%				35,053,128
Electric utilities 2.5%
American Electric Power Company, Inc.	5.699	08-15-25	5,000,000	5,001,372
Duke Energy Corp.	5.000	12-08-25	2,000,000	1,987,575
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76	2,000,000	1,978,093
Eversource Energy	4.750	05-15-26	3,000,000	2,956,039
FirstEnergy Corp.	2.050	03-01-25	2,000,000	1,943,078
FirstEnergy Corp.	4.150	07-15-27	4,000,000	3,809,470
Israel Electric Corp., Ltd. (A)	5.000	11-12-24	2,200,000	2,185,749
NRG Energy, Inc. (A)	2.450	12-02-27	6,500,000	5,837,738
Independent power and renewable electricity producers 0.6%
Vistra Operations Company LLC (A)	5.000	07-31-27	2,975,000	2,877,236
Vistra Operations Company LLC (A)	5.125	05-13-25	3,500,000	3,482,975
Multi-utilities 0.3%

Sempra	5.400	08-01-26	3,000,000	2,993,803
Term loans (D) 0.4%				$3,593,046
(Cost $3,568,964)
Consumer discretionary 0.3%				2,584,856
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd., Term Loan (1 month CME Term SOFR + 4.750%)	10.194	07-31-26	1,443,279	1,448,085
Hotels, restaurants and leisure 0.1%
Caesars Entertainment, Inc., Incremental Term Loan B1 (3 month CME Term SOFR + 2.750%)	8.097	02-06-31	1,135,000	1,136,771
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.1%				$1,008,190
Food products 0.1%

Fiesta Purchaser, Inc., Initial Term Loan (1 month CME Term SOFR + 4.000%)	9.329	02-12-31	1,000,000	1,008,190
Collateralized mortgage obligations 1.6%				$16,913,508
(Cost $17,933,708)
Commercial and residential 1.4%				14,475,995
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	777,672	753,482
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(E)	3.805	01-25-49	83,924	79,260
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	688,801	654,120
COLT Mortgage Loan Trust
Series 2020-3, Class A1 (A)(E)	1.506	04-27-65	64,214	60,786
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	1,298,408	1,222,747
GWT Commercial Mortgage Trust
Series 2024-WLF2, Class A (1 month CME Term SOFR + 1.691%) (A)(F)	6.991	05-15-41	3,000,000	3,011,809
Life Mortgage Trust
Series 2021-BMR, Class C (1 month CME Term SOFR + 1.214%) (A)(F)	6.531	03-15-38	1,975,770	1,931,315
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(E)	3.500	10-25-59	191,885	175,015
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(E)	2.275	02-25-50	6,658	6,222
Toorak Mortgage Trust
Series 2024-RRTL1, Class A1 (6.597% to 8-25-26, then 7.597% thereafter) (A)	6.597	02-25-39	2,100,000	2,098,560
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(E)	3.750	05-25-58	32,421	31,154
Series 2018-4, Class A1 (A)(E)	3.000	06-25-58	95,170	86,900
Series 2021-SJ2, Class A1A (A)(E)	2.250	12-25-61	822,606	779,457
TPGI Trust
Series 2021-DGWD, Class C (1 month CME Term SOFR + 1.264%) (A)(F)	6.584	06-15-26	1,600,000	1,595,999
VASA Trust
Series 2021-VASA, Class D (1 month CME Term SOFR + 2.214%) (A)(F)	7.531	07-15-39	3,000,000	1,989,169
U.S. Government Agency 0.2%				2,437,513
Federal Home Loan Mortgage Corp.

Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (A)(F)	6.824	10-25-41	2,425,000	2,437,513
11	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 11.9%				$124,833,806
(Cost $125,416,185)
Asset backed securities 11.9%				124,833,806
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-20-30	1,654,857	1,604,844
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	3,123,000	2,858,109
Amur Equipment Finance Receivables IX LLC
Series 2021-1A, Class D (A)	2.300	11-22-27	4,000,000	3,909,738
Amur Equipment Finance Receivables XI LLC
Series 2022-2A, Class A2 (A)	5.300	06-21-28	589,229	587,087
Amur Equipment Finance Receivables XII LLC
Series 2023-1A, Class A2 (A)	6.090	12-20-29	2,495,219	2,507,840
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class C (A)	7.410	08-21-28	2,450,000	2,511,838
BHG Securitization Trust
Series 2021-A, Class A (A)	1.420	11-17-33	1,383,281	1,321,104
BRAVO Residential Funding Trust
Series 2021-HE1, Class A1 (30 day Average SOFR + 0.750%) (A)(F)	6.074	01-25-70	769,033	765,672
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	3,192,144	3,066,562
CarMax Auto Owner Trust
Series 2022-4, Class A3	5.340	08-16-27	3,000,000	2,993,957
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	1,726,750	1,683,606
Series 2020-1A, Class B1 (A)	4.170	02-15-50	1,000,000	973,924
CARS-DB5 LP
Series 2021-1A, Class A3 (A)	1.920	08-15-51	3,487,855	3,133,048
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,148,082	2,969,780
Chase Auto Credit Linked Notes
Series 2021-1, Class B (A)	0.875	09-25-28	94,780	94,202
Series 2021-2, Class B (A)	0.889	12-26-28	154,204	152,134
Series 2021-3, Class D (A)	1.009	02-26-29	255,123	248,458
Chesapeake Funding II LLC
Series 2023-1A, Class A1 (A)	5.650	05-15-35	2,010,815	2,009,832
Series 2024-1A, Class A1 (A)	5.520	05-15-36	1,236,094	1,233,790
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	2,976,601	2,665,197
CNH Equipment Trust
Series 2022-B, Class A3	3.890	08-16-27	2,510,000	2,466,890
Series 2022-C, Class A3	5.150	04-17-28	2,000,000	1,989,945
Crossroads Asset Trust
Series 2021-A, Class D (A)	2.520	01-20-26	1,122,015	1,119,303
Dell Equipment Finance Trust
Series 2023-2, Class D (A)	6.740	07-23-29	2,498,000	2,522,489
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	830,000	$743,402
Eaton Vance CLO, Ltd.
Series 2020-2A, Class CR (3 month CME Term SOFR + 2.362%) (A)(F)	7.690	01-15-35	3,000,000	3,004,335
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (30 day Average SOFR + 1.114%) (A)(F)	6.438	07-25-69	255,273	254,536
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	276,156	263,698
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 (A)	5.560	04-22-30	1,106,720	1,104,605
ExteNet LLC
Series 2019-1A, Class C (A)	5.219	07-25-49	3,000,000	2,984,372
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1 (A)	4.920	05-15-28	2,500,000	2,476,295
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 (A)	5.340	06-15-28	1,920,000	1,916,722
Golub Capital Partners CLO, Ltd.
Series 2019-40A, Class BR (3 month CME Term SOFR + 1.962%) (A)(F)	7.285	01-25-32	3,000,000	3,001,221
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A4 (A)	5.350	07-16-29	2,000,000	1,993,948
Series 2023-1, Class A3 (A)	5.150	07-15-27	2,500,000	2,504,178
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	1,167,000	1,093,433
Hilton Grand Vacations Trust
Series 2024-1B, Class B (A)	5.990	09-15-39	1,690,449	1,700,914
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	953,000	875,500
Hyundai Auto Receivables Trust
Series 2022-C, Class A3	5.390	06-15-27	4,000,000	3,994,733
Series 2024-A, Class A3	4.990	02-15-29	2,750,000	2,734,467
John Deere Owner Trust
Series 2022-C, Class A3	5.090	06-15-27	2,000,000	1,991,705
Series 2024-A, Class A3	4.960	11-15-28	2,700,000	2,682,346
Libra Solutions LLC
Series 2023-1A, Class A (A)	7.000	02-15-35	869,494	867,400
MMAF Equipment Finance LLC
Series 2022-B, Class A3 (A)	5.610	07-10-28	4,653,727	4,646,806
MVW LLC
Series 2020-1A, Class D (A)	7.140	10-20-37	1,361,066	1,318,658
Series 2022-2A, Class A (A)	6.110	10-21-41	1,059,698	1,063,060
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) (A)(F)	7.031	10-15-31	94,356	94,651
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class CRR (3 month CME Term SOFR + 2.162%) (A)(F)	7.490	07-15-34	500,000	501,156
13	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
NMEF Funding LLC
Series 2022-B, Class A2 (A)	6.070	06-15-29	665,863	$666,779
PFS Financing Corp.
Series 2022-C, Class A (A)	3.890	05-15-27	5,500,000	5,406,773
Series 2023-B, Class A (A)	5.270	05-15-28	4,000,000	3,982,536
Santander Bank Auto Credit Linked Notes
Series 2021-1A, Class B (A)	1.833	12-15-31	104,475	103,475
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (A)	2.510	01-26-32	2,980,000	2,932,252
SCF Equipment Leasing LLC
Series 2022-1A, Class A3 (A)	2.920	07-20-29	2,253,413	2,217,887
Series 2022-2A, Class A3 (A)	6.500	10-21-30	4,000,000	4,028,698
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month CME Term SOFR + 0.864%) (A)(F)	6.181	10-15-35	179,773	179,451
STAR Trust
Series 2021-SFR1, Class A (1 month CME Term SOFR + 0.714%) (A)(F)	6.031	04-17-38	3,084,325	3,058,777
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	1,582,031	1,551,369
Towd Point HE Trust
Series 2021-HE1, Class A1 (A)(E)	0.918	02-25-63	425,806	408,544
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A3	5.300	09-15-27	4,000,000	3,993,948
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,441,667	3,062,288
U.S. Bank Auto Credit Linked Notes
Series 2023-1, Class B (A)	6.789	08-25-32	776,097	779,228
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A1 (A)	5.490	02-18-39	2,846,000	2,841,043
Willis Engine Structured Trust V
Series 2020-A, Class C (A)	6.657	03-15-45	455,384	419,268

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.2%				$1,463,363
(Cost $1,463,577)
U.S. Government Agency 0.2%				1,463,363
Federal Home Loan Bank Discount Note	5.200	06-03-24	1,464,000	1,463,363

Total investments (Cost $1,042,878,456) 99.2%	$1,039,386,585
Other assets and liabilities, net 0.8%	8,627,122
Total net assets 100.0%	$1,048,013,707

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	14

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $356,942,618 or 34.1% of the fund’s net assets as of 5-31-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 5-31-24, the aggregate cost of investments for federal income tax purposes was $1,048,374,773. Net unrealized depreciation aggregated to $8,988,188, of which $4,363,133 related to gross unrealized appreciation and $13,351,321 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 5-31-24:
United States	85.1%
Canada	3.4%
United Kingdom	2.6%
France	1.0%
Luxembourg	1.0%
Netherlands	1.0%
Other countries	5.9%
TOTAL	100.0%
15	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-24

Assets
Unaffiliated investments, at value (Cost $1,042,878,456)	$1,039,386,585
Cash	296,898
Interest receivable	11,395,979
Receivable for fund shares sold	1,394,534
Other assets	88,108
Total assets	1,052,562,104
Liabilities
Distributions payable	567,999
Payable for investments purchased	1,749,090
Payable for fund shares repurchased	2,028,765
Payable to affiliates
Accounting and legal services fees	49,710
Transfer agent fees	18,852
Trustees’ fees	878
Other liabilities and accrued expenses	133,103
Total liabilities	4,548,397
Net assets	$1,048,013,707
Net assets consist of
Paid-in capital	$1,086,233,423
Total distributable earnings (loss)	(38,219,716)
Net assets	$1,048,013,707

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($82,959,925 ÷ 8,957,106 shares)[1]	$9.26
Class C ($1,388,938 ÷ 149,837 shares)[1]	$9.27
Class I ($113,727,134 ÷ 12,279,228 shares)	$9.26
Class R6 ($54,957,361 ÷ 5,931,364 shares)	$9.27
Class NAV ($794,980,349 ÷ 85,850,796 shares)	$9.26
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$9.47

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	16

STATEMENT OF OPERATIONS For the year ended 5-31-24

Investment income
Interest	$52,437,793
Expenses
Investment management fees	2,143,245
Distribution and service fees	197,990
Accounting and legal services fees	157,006
Transfer agent fees	185,217
Trustees’ fees	25,107
Custodian fees	223,257
State registration fees	113,590
Printing and postage	35,926
Professional fees	123,353
Other	89,169
Total expenses	3,293,860
Less expense reductions	(79,189)
Net expenses	3,214,671
Net investment income	49,223,122
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(7,286,334)
(7,286,334)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	15,312,251
15,312,251
Net realized and unrealized gain	8,025,917
Increase in net assets from operations	$57,249,039
17	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-24	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$49,223,122	$29,728,281
Net realized loss	(7,286,334)	(11,963,347)
Change in net unrealized appreciation (depreciation)	15,312,251	4,507,328
Increase in net assets resulting from operations	57,249,039	22,272,262
Distributions to shareholders
From earnings
Class A	(3,369,973)	(1,872,126)
Class C	(56,235)	(41,224)
Class I	(3,960,394)	(2,415,252)
Class R6	(1,400,973)	(765,437)
Class NAV	(42,794,695)	(28,628,036)
Total distributions	(51,582,270)	(33,722,075)
From fund share transactions	(28,391,695)	573,865,379
Total increase (decrease)	(22,724,926)	562,415,566
Net assets
Beginning of year	1,070,738,633	508,323,067
End of year	$1,048,013,707	$1,070,738,633
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	18

Financial highlights
CLASS A SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[1]
Per share operating performance
Net asset value, beginning of period	$9.20	$9.47	$10.06	$9.90	$10.00
Net investment income[2]	0.40	0.32	0.16	0.18	0.18
Net realized and unrealized gain (loss) on investments	0.08	(0.23)	(0.48)	0.25	(0.03)
Total from investment operations	0.48	0.09	(0.32)	0.43	0.15
Less distributions
From net investment income	(0.42)	(0.36)	(0.26)	(0.27)	(0.25)
From net realized gain	—	—	(0.01)	—	—
Total distributions	(0.42)	(0.36)	(0.27)	(0.27)	(0.25)
Net asset value, end of period	$9.26	$9.20	$9.47	$10.06	$9.90
Total return (%)[3,4]	5.27	1.08	(3.29)	4.39	1.56[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$83	$67	$16	$6	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65	0.66	0.65	0.72	0.84[6]
Expenses including reductions	0.64	0.65	0.64	0.65	0.65[6]
Net investment income	4.37	3.48	1.60	1.80	2.03[6]
Portfolio turnover (%)	81	76	49	55	58

[1]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
19	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[1]
Per share operating performance
Net asset value, beginning of period	$9.21	$9.48	$10.07	$9.90	$10.00
Net investment income[2]	0.33	0.24	0.08	0.11	0.13
Net realized and unrealized gain (loss) on investments	0.08	(0.22)	(0.47)	0.26	(0.04)
Total from investment operations	0.41	0.02	(0.39)	0.37	0.09
Less distributions
From net investment income	(0.35)	(0.29)	(0.19)	(0.20)	(0.19)
From net realized gain	—	—	(0.01)	—	—
Total distributions	(0.35)	(0.29)	(0.20)	(0.20)	(0.19)
Net asset value, end of period	$9.27	$9.21	$9.48	$10.07	$9.90
Total return (%)[3,4]	4.59	0.22	(3.91)	3.61	0.90[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40	1.41	1.40	1.47	1.59[7]
Expenses including reductions	1.39	1.40	1.39	1.40	1.40[7]
Net investment income	3.60	2.65	0.84	1.07	1.47[7]
Portfolio turnover (%)	81	76	49	55	58

[1]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	20

CLASS I SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[1]
Per share operating performance
Net asset value, beginning of period	$9.20	$9.47	$10.06	$9.90	$10.00
Net investment income[2]	0.43	0.35	0.18	0.20	0.18
Net realized and unrealized gain (loss) on investments	0.08	(0.24)	(0.48)	0.25	(0.01)
Total from investment operations	0.51	0.11	(0.30)	0.45	0.17
Less distributions
From net investment income	(0.45)	(0.38)	(0.28)	(0.29)	(0.27)
From net realized gain	—	—	(0.01)	—	—
Total distributions	(0.45)	(0.38)	(0.29)	(0.29)	(0.27)
Net asset value, end of period	$9.26	$9.20	$9.47	$10.06	$9.90
Total return (%)[3]	5.53	1.33	(3.04)	4.64	1.75[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$114	$75	$25	$25	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.40	0.41	0.40	0.47	0.60[5]
Expenses including reductions	0.39	0.40	0.39	0.40	0.40[5]
Net investment income	4.63	3.75	1.82	1.99	2.04[5]
Portfolio turnover (%)	81	76	49	55	58

[1]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
21	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[1]
Per share operating performance
Net asset value, beginning of period	$9.21	$9.47	$10.06	$9.90	$10.00
Net investment income[2]	0.44	0.36	0.19	0.22	0.20
Net realized and unrealized gain (loss) on investments	0.08	(0.23)	(0.48)	0.25	(0.01)
Total from investment operations	0.52	0.13	(0.29)	0.47	0.19
Less distributions
From net investment income	(0.46)	(0.39)	(0.29)	(0.31)	(0.29)
From net realized gain	—	—	(0.01)	—	—
Total distributions	(0.46)	(0.39)	(0.30)	(0.31)	(0.29)
Net asset value, end of period	$9.27	$9.21	$9.47	$10.06	$9.90
Total return (%)[3]	5.76	1.43	(2.94)	4.76	1.88[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$25	$2	$1	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.28	0.30	0.30	0.37	0.48[6]
Expenses including reductions	0.28	0.29	0.29	0.29	0.29[6]
Net investment income	4.77	3.93	1.97	2.18	2.32[6]
Portfolio turnover (%)	81	76	49	55	58

[1]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	22

CLASS NAV SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20[1]
Per share operating performance
Net asset value, beginning of period	$9.20	$9.47	$10.06	$9.90	$10.00
Net investment income[2]	0.44	0.35	0.19	0.22	0.23
Net realized and unrealized gain (loss) on investments	0.08	(0.23)	(0.47)	0.25	(0.04)
Total from investment operations	0.52	0.12	(0.28)	0.47	0.19
Less distributions
From net investment income	(0.46)	(0.39)	(0.30)	(0.31)	(0.29)
From net realized gain	—	—	(0.01)	—	—
Total distributions	(0.46)	(0.39)	(0.31)	(0.31)	(0.29)
Net asset value, end of period	$9.26	$9.20	$9.47	$10.06	$9.90
Total return (%)[3]	5.65	1.45	(2.93)	4.76	1.88[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$795	$902	$465	$508	$158
Ratios (as a percentage of average net assets):
Expenses before reductions	0.28	0.29	0.29	0.36	0.47[5]
Expenses including reductions	0.27	0.29	0.28	0.29	0.29[5]
Net investment income	4.74	3.83	1.94	2.18	2.69[5]
Portfolio turnover (%)	81	76	49	55	58

[1]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
23	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Short Duration Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
| JOHN HANCOCK Short Duration Bond Fund	24

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2024, all investments are categorized as Level 2 under the hierarchy described above.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2024 were $5,497.
25	JOHN HANCOCK Short Duration Bond Fund |

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $5,980,993 and a long-term capital loss carryforward of $23,877,844 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
	May 31, 2024	May 31, 2023
Ordinary income	$51,582,270	$33,722,075
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2024, the components of distributable earnings on a tax basis consisted of $5,154,480 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK Short Duration Bond Fund	26

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.220% of the first $250 million of the fund’s average daily net assets; and (b) 0.200% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.29% of average daily net assets of the fund and expenses of Class A, Class C, Class I, and Class R6 shares exceed 0.65%, 1.40%, 0.40%, and 0.29%, respectively, of average daily net assets attributable to the class. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Expenses of Class A, Class C, Class I, and Class R6 shares means all expenses of the fund attributable to the applicable class plus class-specific expenses. Each agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$5,552
Class C	111
Class I	6,199
Class	Expense reduction
Class R6	$2,144
Class NAV	65,183
Total	$79,189

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2024, were equivalent to a net annual effective rate of 0.20% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
27	JOHN HANCOCK Short Duration Bond Fund |

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $90,963 for the year ended May 31, 2024. Of this amount, $16,544 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $74,419 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2024, CDSCs received by the Distributor amounted to $7,160 and $367 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$183,302	$86,221
Class C	14,688	1,728
Class I	—	95,991
Class R6	—	1,277
Total	$197,990	$185,217
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Short Duration Bond Fund	28

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,800,000	1	5.810%	$291
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2024 and 2023 were as follows:
	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,982,233	$55,166,087	9,836,880	$90,950,411
Distributions reinvested	365,890	3,376,971	202,421	1,868,087
Repurchased	(4,624,607)	(42,673,533)	(4,451,518)	(41,121,951)
Net increase	1,723,516	$15,869,525	5,587,783	$51,696,547
Class C shares
Sold	103,071	$951,403	157,206	$1,458,153
Distributions reinvested	6,006	55,453	4,460	41,202
Repurchased	(117,544)	(1,084,813)	(88,455)	(818,254)
Net increase (decrease)	(8,467)	$(77,957)	73,211	$681,101
Class I shares
Sold	9,621,090	$88,920,322	12,333,254	$113,912,159
Distributions reinvested	429,160	3,960,389	261,592	2,415,228
Repurchased	(5,936,770)	(54,788,451)	(7,088,013)	(65,519,222)
Net increase	4,113,480	$38,092,260	5,506,833	$50,808,165
Class R6 shares
Sold	4,477,395	$41,313,397	3,308,576	$30,599,787
Distributions reinvested	151,604	1,400,247	82,871	764,730
Repurchased	(1,439,751)	(13,277,271)	(883,767)	(8,158,252)
Net increase	3,189,248	$29,436,373	2,507,680	$23,206,265
Class NAV shares
Sold	8,250,435	$76,453,316	58,560,632	$535,782,897
Distributions reinvested	4,639,488	42,794,668	3,100,946	28,628,036
Repurchased	(25,090,865)	(230,959,880)	(12,661,971)	(116,937,632)
Net increase (decrease)	(12,200,942)	$(111,711,896)	48,999,607	$447,473,301
Total net increase (decrease)	(3,183,165)	$(28,391,695)	62,675,114	$573,865,379
29	JOHN HANCOCK Short Duration Bond Fund |

Affiliates of the fund owned 3% and 100% of shares of Class R6 and Class NAV, respectively, on May 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $341,210,316 and $337,370,431, respectively, for the year ended May 31, 2024. Purchases and sales of U.S. Treasury obligations aggregated $498,871,407 and $539,601,644, respectively, for the year ended May 31, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At May 31, 2024, funds within the John Hancock group of funds complex held 75.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	24.0%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	13.6%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	11.7%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	9.5%
| JOHN HANCOCK Short Duration Bond Fund	30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock Short Duration Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Short Duration Bond Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended May 31, 2024 and for the period from July 16, 2019 (commencement of operations) to May 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the four years in the period ended May 31, 2024 and for the period from July 16, 2019 (commencement of operations) to May 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent, and broker. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
31	JOHN HANCOCK SHORT DURATION BOND FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK SHORT DURATION BOND FUND	32

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3619746	472A 5/24
7/2024

Annual Financial Statements & Other N-CSR Items
John Hancock
ESG Core Bond Fund
Fixed income
May 31, 2024

John Hancock
ESG Core Bond Fund

2	Fund’s investments
8	Financial statements
11	Financial highlights
14	Notes to financial statements
21	Report of independent registered public accounting firm
22	Tax information
1	JOHN HANCOCK ESG CORE BOND FUND |

Fund’s investments
AS OF 5-31-24
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 37.4%				$15,272,787
(Cost $15,615,192)
U.S. Government 34.7%				14,155,684
U.S. Treasury
Bond	4.750	02-15-37	780,000	802,608
Note	0.375	11-30-25	525,000	490,260
Note	0.500	05-31-27	1,540,000	1,362,539
Note	0.625	12-31-27	1,095,000	952,564
Note	0.625	08-15-30	655,000	518,985
Note	0.750	03-31-26	995,000	923,368
Note	0.875	11-15-30	800,000	639,594
Note	1.625	09-30-26	1,615,000	1,504,221
Note	2.250	02-15-27	1,530,000	1,435,630
Note	2.375	05-15-29	2,230,000	2,020,326
Note	2.875	08-15-28	1,515,000	1,418,419
Note	3.375	05-15-33	1,215,000	1,115,142
Note	3.875	08-15-33	1,020,000	972,028
U.S. Government Agency 2.7%				1,117,103
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	3.500	03-01-48	174,340	155,887
Federal National Mortgage Association
30 Yr Pass Thru	3.000	05-01-48	159,672	138,272
30 Yr Pass Thru	3.500	02-01-45	82,731	75,219
30 Yr Pass Thru	3.500	09-01-46	192,562	173,203
30 Yr Pass Thru	3.500	07-01-47	105,362	93,913
30 Yr Pass Thru	4.000	07-01-44	66,555	62,556
30 Yr Pass Thru	4.000	10-01-47	139,052	129,105
30 Yr Pass Thru	4.500	01-01-46	107,184	102,828
30 Yr Pass Thru	4.500	03-01-47	67,175	64,256

30 Yr Pass Thru	5.000	11-01-39	122,371	121,864
Corporate bonds 38.6%				$15,735,437
(Cost $16,508,989)
Communication services 2.4%				971,265
Diversified telecommunication services 1.3%
AT&T, Inc.	4.300	02-15-30	270,000	257,353
Verizon Communications, Inc.	4.329	09-21-28	285,000	276,164
Entertainment 0.5%
The Walt Disney Company	2.000	09-01-29	240,000	206,929
Media 0.6%
Comcast Corp.	5.300	06-01-34	231,000	230,819
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG CORE BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 1.9%				$764,509
Automobiles 0.7%
American Honda Finance Corp.	1.200	07-08-25	295,000	281,797
Specialty retail 0.8%
Lowe’s Companies, Inc.	4.400	09-08-25	135,000	133,294
Lowe’s Companies, Inc.	4.500	04-15-30	175,000	169,234
Textiles, apparel and luxury goods 0.4%
Tapestry, Inc.	7.350	11-27-28	174,000	180,184
Energy 1.2%				499,616
Oil, gas and consumable fuels 1.2%
Enbridge, Inc.	1.600	10-04-26	192,000	175,882
Enbridge, Inc.	4.250	12-01-26	140,000	136,289
TotalEnergies Capital International SA	3.455	02-19-29	200,000	187,445
Financials 14.9%				6,069,355
Banks 10.8%
Bank of America Corp. (1.898% to 7-23-30, then Overnight SOFR + 1.530%)	1.898	07-23-31	265,000	216,386
Bank of America Corp. (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%)	3.419	12-20-28	200,000	187,249
Citigroup, Inc. (1.122% to 1-28-26, then Overnight SOFR + 0.765%)	1.122	01-28-27	475,000	441,821
Citizens Bank NA (6.064% to 10-24-24, then Overnight SOFR + 1.450%)	6.064	10-24-25	344,000	344,104
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR Compounded Index + 2.192%)	6.361	10-27-28	224,000	228,198
HSBC Holdings PLC (6.254% to 3-9-33, then Overnight SOFR + 2.390%)	6.254	03-09-34	290,000	301,972
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	307,203
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%)	3.702	05-06-30	180,000	167,332
JPMorgan Chase & Co. (6.070% to 10-22-26, then Overnight SOFR + 1.330%)	6.070	10-22-27	270,000	274,441
Lloyds Banking Group PLC (1.627% to 5-11-26, then 1 Year CMT + 0.850%)	1.627	05-11-27	335,000	310,210
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%)	2.309	07-20-32	345,000	282,884
Royal Bank of Canada	2.050	01-21-27	400,000	370,726
Sumitomo Mitsui Financial Group, Inc.	1.902	09-17-28	320,000	278,799
The PNC Financial Services Group, Inc.	1.150	08-13-26	302,000	276,112
The PNC Financial Services Group, Inc. (5.068% to 1-24-33, then Overnight SOFR + 1.933%)	5.068	01-24-34	160,000	153,603
Westpac Banking Corp.	1.150	06-03-26	290,000	268,024
Capital markets 2.9%
BlackRock Funding, Inc.	5.000	03-14-34	245,000	241,809
3	JOHN HANCOCK ESG CORE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (1.593% to 5-4-26, then Overnight SOFR + 0.879%)	1.593	05-04-27	300,000	$278,269
Morgan Stanley (6.342% to 10-18-32, then Overnight SOFR + 2.560%)	6.342	10-18-33	165,000	174,455
The Goldman Sachs Group, Inc. (1.093% to 12-9-25, then Overnight SOFR + 0.789%)	1.093	12-09-26	500,000	466,735
Consumer finance 0.6%
American Express Company	3.950	08-01-25	215,000	211,383
American Express Company (5.098% to 2-16-27, then Overnight SOFR + 1.000%)	5.098	02-16-28	50,000	49,710
Insurance 0.6%
Aon Corp.	2.800	05-15-30	273,000	237,930
Health care 4.9%				1,999,287
Biotechnology 1.3%
AbbVie, Inc.	3.200	11-21-29	310,000	282,630
Amgen, Inc.	5.250	03-02-33	253,000	251,076
Health care providers and services 2.5%
CommonSpirit Health	5.205	12-01-31	250,000	245,392
CVS Health Corp.	4.300	03-25-28	340,000	327,680
Elevance Health, Inc.	5.150	06-15-29	184,000	183,672
Seattle Children’s Hospital	1.208	10-01-27	325,000	278,037
Pharmaceuticals 1.1%
Astrazeneca Finance LLC	4.875	03-03-28	180,000	179,143
Merck & Company, Inc.	4.300	05-17-30	260,000	251,657
Industrials 4.0%				1,620,294
Aerospace and defense 0.5%
Northrop Grumman Corp.	3.250	01-15-28	230,000	216,195
Building products 0.4%
Carrier Global Corp.	2.700	02-15-31	200,000	171,180
Ground transportation 0.8%
Ryder System, Inc.	1.750	09-01-26	342,000	315,459
Machinery 1.5%
CNH Industrial Capital LLC	1.450	07-15-26	440,000	405,285
John Deere Capital Corp.	5.150	09-08-33	200,000	200,465
Trading companies and distributors 0.8%
AerCap Ireland Capital DAC	3.000	10-29-28	345,000	311,710
Information technology 0.5%				205,146
Semiconductors and semiconductor equipment 0.5%
Intel Corp.	2.450	11-15-29	235,000	205,146
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG CORE BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
Materials 0.5%				$192,934
Metals and mining 0.5%
BHP Billiton Finance USA, Ltd.	4.750	02-28-28	195,000	192,934
Real estate 2.5%				1,022,677
Industrial REITs 0.6%
Prologis LP	5.000	03-15-34	240,000	234,026
Office REITs 0.6%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	255,000	248,480
Retail REITs 0.7%
Simon Property Group LP	1.375	01-15-27	301,000	273,081
Specialized REITs 0.6%
American Tower Corp.	3.375	10-15-26	280,000	267,090
Utilities 5.8%				2,390,354
Electric utilities 4.6%
American Electric Power Company, Inc.	4.300	12-01-28	280,000	268,492
DTE Electric Company	2.250	03-01-30	350,000	299,736
Eversource Energy	1.650	08-15-30	330,000	263,463
Exelon Corp.	3.400	04-15-26	278,000	268,856
National Rural Utilities Cooperative Finance Corp.	1.350	03-15-31	257,000	199,820
NextEra Energy Capital Holdings, Inc.	4.900	02-28-28	310,000	306,304
Xcel Energy, Inc.	4.000	06-15-28	275,000	261,667
Multi-utilities 1.2%
Public Service Electric & Gas Company	4.900	12-15-32	251,000	245,021

Sempra	3.400	02-01-28	295,000	276,995
Municipal bonds 3.3%				$1,330,519
(Cost $1,495,000)
Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	138,914
California Health Facilities Financing Authority	1.829	06-01-29	250,000	217,135
California State University	1.740	11-01-30	210,000	173,173
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	278,613
San Francisco City & County Airport Commission (California)	2.583	05-01-30	300,000	264,751

State Board of Administration Finance Corp. (Florida)	1.258	07-01-25	270,000	257,933
Collateralized mortgage obligations 7.4%				$3,021,262
(Cost $3,069,589)
Commercial and residential 3.8%				1,558,747
Bank5
Series 2023-5YR3, Class A3 (A)	6.724	09-15-56	259,000	270,276
BMO Mortgage Trust
Series 2023-5C2, Class A3 (A)	7.055	11-15-56	273,000	289,973
5	JOHN HANCOCK ESG CORE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2016-DC2, Class A5	3.765	02-10-49	324,000	$313,462
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A4	3.719	07-15-50	194,000	189,492
Series 2015-C24, Class A4	3.732	05-15-48	508,000	495,544
U.S. Government Agency 3.6%				1,462,515
Federal Home Loan Mortgage Corp.
Series K513, Class A2 (A)	4.724	12-25-28	416,000	412,368
Series K514, Class A2	4.572	12-25-28	555,000	546,794
Federal National Mortgage Association
Series 2012-56, Class WB	3.500	05-25-42	114,171	102,103
Series 2013-31, Class NG	2.250	04-25-33	205,650	186,511
Series 2013-34, Class PA	2.000	08-25-42	195,174	176,749

Series 2016-36, Class BC	2.500	03-25-43	39,083	37,990
Asset backed securities 11.9%				$4,847,483
(Cost $4,946,809)
Asset backed securities 11.9%				4,847,483
CarMax Auto Owner Trust
Series 2021-1, Class A3	0.340	12-15-25	43,420	43,069
Series 2022-2, Class A3	3.490	02-16-27	127,033	125,201
Series 2023-4, Class A3	6.000	07-17-28	242,000	244,491
CNH Equipment Trust
Series 2021-B, Class A3	0.440	08-17-26	78,344	76,247
Series 2021-C, Class A3	0.810	12-15-26	162,539	158,022
Series 2022-A, Class A3	2.830	07-15-27	109,812	107,297
Series 2022-B, Class A3	3.890	08-16-27	216,000	212,290
Daimler Trucks Retail Trust
Series 2023-1, Class A3	5.900	03-15-27	220,000	220,455
Series 2024-1, Class A3	5.490	12-15-27	216,000	216,157
Fifth Third Auto Trust
Series 2023-1, Class A3	5.530	08-15-28	231,000	231,394
Ford Credit Auto Owner Trust
Series 2022-C, Class A3	4.480	12-15-26	195,278	193,841
GM Financial Automobile Leasing Trust
Series 2023-3, Class A3	5.380	11-20-26	304,000	303,658
Harley-Davidson Motorcycle Trust
Series 2023-A, Class A3	5.050	12-15-27	190,000	188,931
Series 2024-A, Class A3	5.370	03-15-29	171,000	171,074
Honda Auto Receivables Owner Trust
Series 2022-2, Class A3	3.730	07-20-26	191,935	189,568
John Deere Owner Trust
Series 2021-B, Class A3	0.520	03-16-26	60,515	59,273
Series 2022-A, Class A3	2.320	09-16-26	126,875	124,476
Series 2022-C, Class A3	5.090	06-15-27	237,000	236,017
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A3	5.210	08-16-27	200,000	199,479
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG CORE BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
U.S. Small Business Administration
Series 2022-20E, Class 1	3.820	05-01-42	273,618	$251,217
Series 2022-20F, Class 1	3.890	06-01-42	336,632	311,642
Series 2022-20G, Class 1	3.810	07-01-42	130,706	120,168
Series 2022-20J, Class 1	4.890	10-01-42	172,208	167,292
Series 2022-20K, Class 1	4.980	11-01-42	187,611	183,206
Series 2023-20E, Class 1	4.600	05-01-43	322,071	308,450
Verizon Master Trust
Series 2022-7, Class A1A (5.230% to 11-20-24, then 5.980% thereafter)	5.230	11-22-27	205,000	204,568

	Yield (%)	Shares	Value
Short-term investments 1.2%			$466,959
(Cost $466,959)
Short-term funds 1.2%			466,959
JPMorgan U.S. Government Money Market Fund, Institutional Class	5.1980(B)	466,959	466,959

Total investments (Cost $42,102,538) 99.8%	$40,674,447
Other assets and liabilities, net 0.2%	99,944
Total net assets 100.0%	$40,774,391

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 5-31-24.
At 5-31-24, the aggregate cost of investments for federal income tax purposes was $42,283,329. Net unrealized depreciation aggregated to $1,608,882, of which $96,223 related to gross unrealized appreciation and $1,705,105 related to gross unrealized depreciation.
7	JOHN HANCOCK ESG CORE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-24

Assets
Unaffiliated investments, at value (Cost $42,102,538)	$40,674,447
Dividends and interest receivable	231,219
Receivable for fund shares sold	173,522
Receivable from affiliates	1,353
Other assets	34,804
Total assets	41,115,345
Liabilities
Distributions payable	134,796
Payable for fund shares repurchased	127,096
Payable to affiliates
Accounting and legal services fees	2,228
Transfer agent fees	4,124
Trustees’ fees	50
Other liabilities and accrued expenses	72,660
Total liabilities	340,954
Net assets	$40,774,391
Net assets consist of
Paid-in capital	$47,950,683
Total distributable earnings (loss)	(7,176,292)
Net assets	$40,774,391

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,837,247 ÷ 312,300 shares)[1]	$9.09
Class I ($37,038,784 ÷ 4,076,121 shares)	$9.09
Class R6 ($898,360 ÷ 98,788 shares)	$9.09
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.47

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Core Bond Fund	8

STATEMENT OF OPERATIONS For the year ended 5-31-24

Investment income
Interest	$2,006,047
Dividends	39,799
Total investment income	2,045,846
Expenses
Investment management fees	244,547
Distribution and service fees	6,220
Accounting and legal services fees	10,698
Transfer agent fees	63,308
Trustees’ fees	1,868
Custodian fees	46,003
State registration fees	62,226
Printing and postage	12,363
Professional fees	74,737
Other	14,701
Total expenses	536,671
Less expense reductions	(222,426)
Net expenses	314,245
Net investment income	1,731,601
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,881,262)
(1,881,262)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,585,034
1,585,034
Net realized and unrealized loss	(296,228)
Increase in net assets from operations	$1,435,373
9	JOHN HANCOCK ESG Core Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-24	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$1,731,601	$1,479,157
Net realized loss	(1,881,262)	(2,851,838)
Change in net unrealized appreciation (depreciation)	1,585,034	566,999
Increase (decrease) in net assets resulting from operations	1,435,373	(805,682)
Distributions to shareholders
From earnings
Class A	(77,356)	(51,838)
Class I	(1,705,372)	(1,598,240)
Class R6	(19,701)	(6,171)
Total distributions	(1,802,429)	(1,656,249)
From fund share transactions	(19,013,972)	1,400,496
Total decrease	(19,381,028)	(1,061,435)
Net assets
Beginning of year	60,155,419	61,216,854
End of year	$40,774,391	$60,155,419
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Core Bond Fund	10

Financial highlights
CLASS A SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.13	$9.43	$10.39	$10.65	$10.14
Net investment income[1]	0.27	0.19	0.09	0.15	0.18
Net realized and unrealized gain (loss) on investments	(0.03)	(0.28)	(0.81)	(0.15)	0.54
Total from investment operations	0.24	(0.09)	(0.72)	—	0.72
Less distributions
From net investment income	(0.28)	(0.21)	(0.16)	(0.18)	(0.21)
From net realized gain	—	—	(0.08)	(0.08)	—
Total distributions	(0.28)	(0.21)	(0.24)	(0.26)	(0.21)
Net asset value, end of period	$9.09	$9.13	$9.43	$10.39	$10.65
Total return (%)[2,3]	2.69	(0.89)	(7.04)	(0.03)	7.16
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$2	$2	$1	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23	1.16	1.10	1.12	1.15
Expenses including reductions	0.82	0.82	0.86	0.87	0.87
Net investment income	2.98	2.08	0.94	1.37	1.76
Portfolio turnover (%)	56	75	47	50	34

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
11	JOHN HANCOCK ESG Core Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.13	$9.43	$10.39	$10.64	$10.14
Net investment income[1]	0.29	0.21	0.12	0.16	0.21
Net realized and unrealized gain (loss) on investments	(0.03)	(0.27)	(0.81)	(0.12)	0.52
Total from investment operations	0.26	(0.06)	(0.69)	0.04	0.73
Less distributions
From net investment income	(0.30)	(0.24)	(0.19)	(0.21)	(0.23)
From net realized gain	—	—	(0.08)	(0.08)	—
Total distributions	(0.30)	(0.24)	(0.27)	(0.29)	(0.23)
Net asset value, end of period	$9.09	$9.13	$9.43	$10.39	$10.64
Total return (%)[2]	2.95	(0.64)	(6.83)	0.34	7.32
Ratios and supplemental data
Net assets, end of period (in millions)	$37	$58	$58	$61	$58
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	0.91	0.85	0.87	0.90
Expenses including reductions	0.57	0.57	0.61	0.62	0.62
Net investment income	3.19	2.30	1.19	1.53	2.01
Portfolio turnover (%)	56	75	47	50	34

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Core Bond Fund	12

CLASS R6 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$9.14	$9.43	$10.39	$10.65	$10.14
Net investment income[1]	0.31	0.19	0.13	0.17	0.22
Net realized and unrealized gain (loss) on investments	(0.05)	(0.23)	(0.81)	(0.13)	0.54
Total from investment operations	0.26	(0.04)	(0.68)	0.04	0.76
Less distributions
From net investment income	(0.31)	(0.25)	(0.20)	(0.22)	(0.25)
From net realized gain	—	—	(0.08)	(0.08)	—
Total distributions	(0.31)	(0.25)	(0.28)	(0.30)	(0.25)
Net asset value, end of period	$9.09	$9.14	$9.43	$10.39	$10.65
Total return (%)[2]	2.94	(0.42)	(6.73)	0.35	7.54
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[3]	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.80	0.75	0.77	0.79
Expenses including reductions	0.46	0.46	0.51	0.51	0.51
Net investment income	3.41	2.09	1.30	1.63	2.13
Portfolio turnover (%)	56	75	47	50	34

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
13	JOHN HANCOCK ESG Core Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock ESG Core Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
| JOHN HANCOCK ESG Core Bond Fund	14

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$15,272,787	—	$15,272,787	—
Corporate bonds	15,735,437	—	15,735,437	—
Municipal bonds	1,330,519	—	1,330,519	—
Collateralized mortgage obligations	3,021,262	—	3,021,262	—
Asset backed securities	4,847,483	—	4,847,483	—
Short-term investments	466,959	$466,959	—	—
Total investments in securities	$40,674,447	$466,959	$40,207,488	—
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
15	JOHN HANCOCK ESG Core Bond Fund |

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2024 were $2,776.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $1,316,866 and a long-term capital loss carryforward of $4,269,682 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2024 and 2023 was as follows:
	May 31, 2024	May 31, 2023
Ordinary income	$1,802,429	$1,656,249
| JOHN HANCOCK ESG Core Bond Fund	16

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2024, the components of distributable earnings on a tax basis consisted of $153,934 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, distributions payable, and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $250 million of the fund’s average daily net assets, and (b) 0.400% of the fund’s average daily net assets in excess of $250 million. If net assets exceed $250 million, then the advisory fee to be paid is 0.400% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Breckinridge Capital Advisors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.450% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on September 30, 2024, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
17	JOHN HANCOCK ESG Core Bond Fund |

For the year ended May 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$10,612
Class I	209,305
Class	Expense reduction
Class R6	$2,509
Total	$222,426

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2024, were equivalent to a net annual effective rate of 0.04% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $8,146 for the year ended May 31, 2024. Of this amount, $1,077 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $7,069 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% sales charge. Prior to March 1, 2024, certain Class A shares purchased of $1 million or more and redeemed within one year of purchase were subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2024, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
| JOHN HANCOCK ESG Core Bond Fund	18

Class level expenses. Class level expenses for the year ended May 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$6,220	$2,924
Class I	—	60,357
Class R6	—	27
Total	$6,220	$63,308
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2024 and 2023 were as follows:
	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	117,706	$1,078,253	62,393	$576,212
Distributions reinvested	8,509	77,231	5,664	51,819
Repurchased	(56,250)	(510,382)	(34,535)	(315,938)
Net increase	69,965	$645,102	33,522	$312,093
Class I shares
Sold	1,722,131	$15,564,019	3,766,925	$34,638,050
Distributions reinvested	146,444	1,328,465	92,788	847,605
Repurchased	(4,125,289)	(37,345,609)	(3,716,637)	(33,626,597)
Net increase (decrease)	(2,256,714)	$(20,453,125)	143,076	$1,859,058
Class R6 shares
Sold	90,081	$820,758	13,398	$122,218
Distributions reinvested	2,169	19,701	668	6,170
Repurchased	(5,110)	(46,408)	(95,987)	(899,043)
Net increase (decrease)	87,140	$794,051	(81,921)	$(770,655)
Total net increase (decrease)	(2,099,609)	$(19,013,972)	94,677	$1,400,496
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $9,643,302 and $24,164,043, respectively, for the year ended May 31, 2024. Purchases and sales of U.S. Treasury obligations aggregated $19,967,076 and $24,721,285, respectively, for the year ended May 31, 2024.
Note 7—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing
19	JOHN HANCOCK ESG Core Bond Fund |

material ESG issues as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
| JOHN HANCOCK ESG Core Bond Fund	20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock ESG Core Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock ESG Core Bond Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
21	JOHN HANCOCK ESG CORE BOND FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK ESG CORE BOND FUND	22

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG Core Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3619675	468A 5/24
7/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	July 18, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer
Date:	July 18, 2024